UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-7739

Harding, Loevner Funds, Inc.

(Exact name of registrant as specified in charter)

50 Division Street

Somerville, NJ 08876

(Address of principal executive offices) (Zip code)

Owen T. Meacham, Esq.

The Northern Trust Company

50 South LaSalle Street, B-9

Chicago, IL 60603

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 435-8105

Date of fiscal year end: 10/31/2010

Date of reporting period: 10/31/2010

Item 1. Reports to Stockholders.

HARDING · LOEVNER®

Institutional Investors

Annual Report

October 31, 2010

Harding, Loevner Funds, Inc.

c/o Northern Trust
Attn: Funds Center C5S
801 South Canal Street
Chicago, IL 60607

(877) 435-8105
www.HardingLoevnerFunds.com

Harding, Loevner Funds, Inc.

Harding, Loevner Funds, Inc.

Expense Example

October 31, 2010 (unaudited)

As a shareholder of a Harding Loevner Portfolio, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares; and (2) ongoing costs, including management fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested on May 1, 2010 and held for the entire six month period from May 1, 2010 to October 31, 2010 for the Global Equity Portfolio—Institutional Class, International Equity Portfolio—Institutional Class, Institutional Emerging Markets Portfolio and Frontier Emerging Markets Portfolio—Institutional Class.

Actual Expenses

The first line under the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for the Portfolio under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line under each Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Portfolio in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value May 1, 2010	Ending Account Value October 31, 2010	Annualized Expense Ratio	Expenses Paid During Period* (May 1, 2010 to October 31, 2010)
Global Equity Portfolio—Institutional Class
Actual	$1,000.00	$1,055.63	1.00%	$5.18
Hypothetical (5% annual return before expenses)	1,000.00	1,020.16	1.00%	5.09
International Equity Portfolio—Institutional Class
Actual	1,000.00	1,095.92	0.93%	4.91
Hypothetical (5% annual return before expenses)	1,000.00	1,020.52	0.93%	4.74
Institutional Emerging Markets Portfolio
Actual	1,000.00	1,111.85	1.30%	6.92
Hypothetical (5% annual return before expenses)	1,000.00	1,018.65	1.30%	6.61
Frontier Emerging Markets Portfolio
Actual	1,000.00	1,100.56	2.00%	10.59
Hypothetical (5% annual return before expenses)	1,000.00	1,015.12	2.00%	10.16

* Expenses are calculated using each Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (184 days), and divided by the number of days in the year (365 days).

Harding, Loevner Funds, Inc.

Global Equity Portfolio (Institutional Class) — Overview

(unaudited)

October 31, 2010

Hypothetical Comparison Of Changes In Value Of $10,000 Investment In Harding, Loevner Funds, Inc. -

Global Equity Portfolio And The Lipper Global Equity Fund Index

(Net Dividends Reinvested)

And The MSCI All Country World Index (Net Dividend)

Returns for the Year Ended October 31, 2010

Cumulative Total Returns
FUND NAME	Inception
Global Equity Portfolio—Institutional Class (Inception date 11/3/09)	15.39%
MSCI All Country World Index (Net Dividends)	13.87%
Lipper Global Equity Fund Index	14.59%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance current to the most recent month end may be lower or higher than the performance quoted and may be obtained by visiting the website at www.hardingloevnerfunds.com.

Investment return reflects voluntary fee waivers in effect. Absence such waivers, total return would be reduced. The performance provided does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions.

Harding, Loevner Funds, Inc.

Global Equity Portfolio (Institutional Class) - Overview

(unaudited)

October 31, 2010

The Global Equity Portfolio gained 15.39% since inception (November 3, 2009) through the fiscal year ending October 31, 2010. In comparison, its benchmark, the MSCI All Country World Index, rose 13.87%.

Consistent with its investment objectives and policies, the Portfolio was invested in the securities of global companies that exhibit the fundamental characteristics of sustainable growth, financial strength, management quality, and durable competitive advantage.

The Portfolio’s relative outperformance derived from both stock selection and the resulting sector allocations. Our continued bias against—and resulting small weighting in—the Financials sector was the biggest contributor from sector allocation, and our preference for Emerging Markets-oriented banks, which translated as good stock selection, augmented that contribution. We also saw excellent performance within the Health Care sector, including from diabetes specialists Novo Nordisk and Fresenius, and from Genzyme and Talecris Biotherapeutics, both of which are the subject of ongoing acquisition bids from other Health Care companies. In addition, our Consumer Discretionary and Information Technology holdings made positive contributions. The main detractor was the Portfolio’s dreadful relative performance within Consumer Staples and Materials. The former was due to poor returns from two agriculture-related stocks, Bunge and Olam International (sold early in the year), as well as Walgreen. Disappointing performance from Monsanto hurt returns in Materials.

Geographically, the Portfolio enjoyed strong relative returns in Europe, both in the eurozone and in the non-European Monetary Union countries. Good stock selection in these regions was due in large part to our preference for multinational consumer-oriented companies—such as Swatch Group, LVMH Moët Hennessy, and L’Oréal—and to a small weighting in domestically-oriented Financials. We also enjoyed strong stock selection in Japan, led by robot manufacturer Fanuc. Our stocks in the US lagged, however, especially Adobe Systems and the aforementioned Monsanto and Walgreen. The US holdings outperformed the benchmark Index overall, however, the Portfolio’s large overweight in the US was beneficial.

Past performance does not guarantee future results.

The Portfolio invests in foreign securities, which will involve greater volatility and political, economic, and currency risks and differences in accounting methods. It also invests in emerging markets, which involve unique risks, such as exposure to economies less diverse and mature than the U.S. or other more established foreign markets. Economic and political instability may cause larger price changes in emerging markets securities than other foreign securities. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investment by the Portfolio in lower rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities.

Please see the Statement of Net Assets on page 5 for fund holdings as of October 31, 2010. Fund holdings and sector allocations are subject to change and are not recommendations to buy or sell any security.

The MSCI All Country World Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global developed and emerging markets. The Index consists of 45 developed and emerging market countries. The Index is net of foreign withholding taxes on dividends. You cannot invest directly in this Index.

Harding, Loevner Funds, Inc.

Global Equity Portfolio

Statement of Net Assets

October 31, 2010

Industry	Percentage of Net Assets
Agriculture	1.1%
Apparel	3.0
Banks	9.2
Beverages	0.9
Biotechnology	2.4
Chemicals	8.6
Commercial Services	2.1
Computers	6.1
Cosmetics/Personal Care	8.5
Distribution/Wholesale	3.0
Diversified Financial Services	2.0
Electrical Components & Equipment	2.7
Electronics	1.8
Food	2.2
Healthcare - Products	2.6
Holding Companies - Diversified	0.9
Internet	8.2
Machinery - Diversified	2.4
Media	1.1
Miscellaneous Manufacturing	1.8
Mutual Funds	1.4
Office/Business Equipment	1.0
Oil & Gas	4.1
Oil & Gas Services	1.9
Pharmaceuticals	4.1
Retail	8.9
Software	6.5
Telecommunications	1.4

Total Investments	99.9
Other Assets Less Liabilities	0.1

Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Global Equity Portfolio

Statement of Net Assets

October 31, 2010 (continued)

	Shares	Value (1)
Common Stocks - 98.4%

Australia - 0.9%
Cochlear Ltd. (Healthcare - Products)	19,930	$1,386,950

Austria - 0.8%
Erste Group Bank AG (Banks)	27,900	1,258,192

Bermuda - 1.1%
Bunge Ltd. (Agriculture)	27,870	1,674,151

Canada - 0.9%
Encana Corp. (Oil & Gas)	47,090	1,328,880

China - 0.9%
China Merchants Holdings International Co., Ltd. (Holding Companies - Diversified)	398,000	1,393,225

Denmark - 1.4%
Novo Nordisk AS, Class B (Pharmaceuticals)	19,500	2,048,261

France - 7.5%
Air Liquide SA (Chemicals)	18,737	2,428,390
Dassault Systemes SA (Software)	32,450	2,487,213
L’Oreal SA (Cosmetics/Personal Care)	29,910	3,514,166
Schlumberger Ltd. (Oil & Gas Services)	40,590	2,836,835

		11,266,604

Germany - 1.5%
Hamburger Hafen und Logistik AG (Commercial Services)	39,100	1,713,139
Qiagen NV (Healthcare - Products)*	27,278	517,652

		2,230,791

Hong Kong - 3.0%
Li & Fung Ltd. (Distribution/Wholesale)	855,800	4,538,696

India - 1.8%
ICICI Bank Ltd. - Sponsored ADR (Banks)	51,300	2,697,354

Indonesia - 1.4%
Bank Central Asia Tbk PT (Banks)	2,654,000	2,080,752

Israel - 0.7%
Teva Pharmaceutical Industries Ltd. - Sponsored ADR (Pharmaceuticals)	21,600	1,121,040

Japan - 9.2%
ABC-Mart, Inc. (Retail)	37,000	1,258,398
Canon Inc. - Sponsored ADR (Office/Business Equipment)	31,200	1,435,200
Fanuc Ltd. (Machinery - Diversified)	24,900	3,623,180

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Global Equity Portfolio

Statement of Net Assets

October 31, 2010 (continued)

	Shares	Value (1)

Japan - 9.2% - (continued)
Keyence Corp. (Electronics)	10,760	$2,652,654
M3 Inc. (Internet)	327	1,497,550
Unicharm Corp. (Cosmetics/Personal Care)	89,400	3,407,241

		13,874,223

Mexico - 0.9%
Coca-Cola Femsa SAB de CV - Sponsored ADR (Beverages)	17,500	1,390,725

Russia - 1.3%
Gazprom OAO - Sponsored ADR (Oil & Gas)	72,200	1,580,611
Wimm-Bill-Dann Foods OJSC - ADR (Food)	13,456	341,244

		1,921,855

South Africa - 0.9%
Sasol Ltd. (Oil & Gas)	31,730	1,429,061

Switzerland - 9.0%
Lonza Group AG, Reg S (Chemicals)	29,700	2,604,943
Nestle SA - Sponsored ADR, Reg S (Food)	53,255	2,921,037
Novartis AG, Reg S (Pharmaceuticals)	29,620	1,717,712
Sonova Holding AG, Reg S (Healthcare - Products)	17,980	2,084,037
Swatch Group AG, Bearer (Retail)	11,070	4,234,867

		13,562,596

United Kingdom - 5.3%
Autonomy Corp. plc (Software)*	55,800	1,308,054
RPS Group plc (Commercial Services)	460,000	1,514,430
Standard Chartered plc (Banks)	118,300	3,424,391
WPP plc (Media)	143,370	1,669,566

		7,916,441

United States - 49.9%
3M Co. (Miscellaneous Manufacturing)	31,670	2,667,247
Abbott Laboratories (Pharmaceuticals)	26,380	1,353,822
Adobe Systems Inc. (Software)*	41,690	1,173,574
Amazon.com, Inc. (Internet)*	11,200	1,849,568
Apple Inc. (Computers)*	8,900	2,677,743
Charles Schwab Corp. (Diversified Financial Services)	84,700	1,304,380
Cisco Systems Inc. (Telecommunications)*	94,915	2,166,909
Citrix Systems, Inc. (Software)*	25,200	1,614,564
Coach Inc. (Apparel)	91,600	4,580,000
Colgate-Palmolive Co. (Cosmetics/Personal Care)	28,250	2,178,640
eBay Inc. (Internet)*	172,100	5,130,301
EMC Corp. (Computers)*	164,250	3,450,893
Emerson Electric Co. (Electrical Components & Equipment)	73,370	4,028,013
Exxon Mobil Corp. (Oil & Gas)	27,890	1,853,848

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Global Equity Portfolio

Statement of Net Assets

October 31, 2010 (continued)

	Shares	Value (1)

United States - 49.9% - (continued)
Genzyme Corp. (Biotechnology)*	28,300	$2,041,279
Google Inc., Class A (Internet)*	6,247	3,829,349
Greenhill & Co., Inc. (Diversified Financial Services)	21,600	1,677,672
JPMorgan Chase & Co. (Banks)	46,300	1,742,269
McDonald’s Corp. (Retail)	18,900	1,469,853
Monsanto Co. (Chemicals)	51,700	3,072,014
Oracle Corp. (Software)	109,210	3,210,774
Praxair Inc. (Chemicals)	20,520	1,874,297
Procter & Gamble Co. (Cosmetics/Personal Care)	57,600	3,661,632
Sigma-Aldrich Corp. (Chemicals)	47,600	3,018,792
Staples Inc. (Retail)	161,910	3,314,298
Talecris Biotherapeutics Holdings Corp. (Biotechnology)*	66,200	1,623,224
Teradata Corp. (Computers)*	79,000	3,109,440
Walgreen Co. (Retail)	91,900	3,113,572
Wells Fargo & Co. (Banks)	94,760	2,471,341

		75,259,308

Total Common Stocks (Cost $119,670,724)		148,379,105

Rights - 0.1%

United Kingdom - 0.1%
Standard Chartered PLC (Banks)*	14,787	124,508

Total Rights (Cost $88,560)		124,508

Cash Equivalent - 1.4%
Northern Institutional Funds - Diversified Assets Portfolio (Mutual Funds)	2,059,862	2,059,862

Total Cash Equivalent (Cost $2,059,862)		2,059,862

Total Investments — 99.9% (Cost $ 121,819,146)		$150,563,475

Summary of Abbreviations

ADR	American Depository Receipt
Reg S	Security sold outside United States without registration under the Securities Act of 1933.
(1)	See Note 2 to Financial Statements.
*	Non-income producing security.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Global Equity Portfolio

Statement of Net Assets

October 31, 2010

Value (1)
Other Assets, Net of Liabilities - 0.1%
Cash	$2,315
Dividends and interest receivable	146,262
Foreign currency (cost $2,731)	3,017
Receivable for Fund shares sold	147,916
Tax reclaim receivable	38,957
Prepaid expenses	23,658
Payable to Investment Advisor	(123,550)
Payable for Fund shares redeemed	(11,861)
Other liabilities	(64,694)

162,020

Net Assets - 100%
Institutional Class
Applicable to 4,432,600 outstanding $.001 par value shares (authorized 200,000,000 shares)	$104,275,890

Net Asset Value, Offering Price and Redemption Price Per Share	$23.52

Advisor Class
Applicable to 1,978,267 outstanding $.001 par value shares (authorized 200,000,000 shares)	$46,449,605

Net Asset Value, Offering Price and Redemption Price Per Share	$23.48

Components of Net Assets as of October 31, 2010 were as follows:
Paid-in capital	$121,854,102
Accumulated undistributed net investment income	288,950
Accumulated net realized loss from investment transactions	(168,006)
Net unrealized appreciation on investments and on assets and liabilities denominated in foreign currencies	28,750,449

$150,725,495

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Portfolio (Institutional Class) — Overview

(unaudited)

October 31, 2010

Hypothetical Comparison Of Changes In Value Of $10,000 Investment In Harding, Loevner Funds, Inc. -

International Equity Portfolio - Institutional Class And The Lipper International Equity Fund Index

(Net Dividends Reinvested)

And The MSCI All Country World ex-US Index

	Returns for the Year Ended October 31, 2010
	Cumulative Total Returns			Average Annualized Total Return
FUND NAME	Last 12 Months	5YR	10YR	5YR	10YR
International Equity Portfolio— Institutional Class (Inception date 11/1/94)	21.50%	46.97%	58.46%	8.00%	4.71%
MSCI All Country World ex-US Index (Net dividends)	12.65%	32.23%	63.47%	5.75%	5.04%
Lipper International Fund Index	12.98%	26.78%	51.39%	4.86%	4.23%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance current to the most recent month end may be lower or higher than the performance quoted and may be obtained by visiting the website at www.hardingloevnerfunds.com.

Investment return reflects voluntary fee waivers in effect. Absence such waivers, total return would be reduced. The performance provided does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions.

Harding, Loevner Funds, Inc.

International Equity Portfolio (Institutional Class) – Overview

(unaudited)

October 31, 2010

The International Equity Portfolio gained 21.50% for the fiscal year ending October 31, 2010. In comparison, its benchmark, the MSCI All Country World ex-US Index, rose 12.65%.

Consistent with its investment objectives and policies, the Portfolio was invested in the securities of non-US companies that exhibit the fundamental characteristics of sustainable growth, financial strength, management quality, and durable competitive advantage.

The Portfolio’s relative outperformance derived from both stock selection and the resulting sector allocations. Our continued bias against—and resulting small weighting in—the Financials sector was the biggest contributor from sector allocation, while an even larger contribution came from stock selection due to our preference for Emerging Markets-oriented banks. We also saw good performance within the Consumer Discretionary sector (luxury goods makers LVMH Moët Hennessy and Swatch Group were stand outs), in Information Technology (notably ARM Holdings), within Industrials (especially from capital goods producers such as Japan’s Fanuc and Sweden’s Atlas Copco), and finally in Health Care (led by the diabetes specialists Fresenius and Novo Nordisk). These strong results were slightly offset by our underweight in the out-performing Materials sector, and by poor stock selection within both Materials and Consumer Staples.

Geographically, the Portfolio enjoyed strong relative returns in Europe, both in the eurozone and in the non-European Monetary Union countries. Good stock selection in these regions was due in large part to our preference for multinational consumer-oriented companies—such as Swatch, LVMH, WPP, and L’Oréal—and to a small weighting in domestically-oriented Financials. Our holdings in Japan also outperformed, led by robot manufacturer Fanuc. Portfolio returns were hurt, however, by our lagging stocks within the best-performing region, Emerging Markets, as well as within Canada, whose resource-rich market nearly matched the returns of Emerging Markets.

Past performance does not guarantee future results.

The Portfolio invests in foreign securities, which will involve greater volatility and political, economic, and currency risks. It also invests in emerging markets, which involve unique risks, such as exposure to economies less diverse and mature than the U.S. or other more established foreign markets. Economic and political instability may cause larger price changes in emerging markets securities than other foreign securities. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investment by the Portfolio in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities. The portfolio invests in smaller companies which involve additional risks such as limited liquidity and greater volatility.

Please see the Statement of Net Assets on page 12 for fund holdings as of October 31, 2010. Fund holdings and sector allocations are subject to change and are not recommendations to buy or sell any security.

The MSCI All Country World ex-US Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global developed and emerging markets, excluding the US. The Index consists of 44 developed and emerging market countries. The Index is net of foreign withholding taxes on dividends. You cannot invest directly in this Index.

Harding, Loevner Funds, Inc.

International Equity Portfolio

Statement of Net Assets

October 31, 2010

Industry	Percentage of Net Assets

Agriculture	1.0%
Auto Parts & Equipment	1.2
Banks	10.0
Biotechnology	1.1
Chemicals	4.7
Computers	1.1
Cosmetics/Personal Care	4.0
Distribution/Wholesale	2.3
Electrical Components & Equipment	2.5
Electronics	2.8
Food	5.9
Healthcare - Products	6.5
Holding Companies - Diversified	3.8
Insurance	3.7
Internet	1.0
Leisure Time	1.3
Machinery - Construction & Mining	1.5
Machinery - Diversified	2.7
Media	4.5
Metal Fabrication/Hardware	1.0
Mutual Funds	7.6
Oil & Gas	7.8
Oil & Gas Services	1.6
Pharmaceuticals	3.5
Retail	4.3
Semiconductors	5.6
Software	5.9
Telecommunications	6.0

Total Investments	104.9
Liabilities Less Other Assets	(4.9)

Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Portfolio

Statement of Net Assets

October 31, 2010 (continued)

	Shares	Value (1)
Common Stocks - 93.5%

Australia - 2.2%
Cochlear Ltd. (Healthcare - Products)	92,900	$6,465,012
CSL Ltd. (Biotechnology)	209,800	6,755,622

		13,220,634

Austria - 1.9%
Erste Group Bank AG (Banks)	255,720	11,532,071

Bermuda - 1.0%
Bunge Ltd. (Agriculture)	103,380	6,210,037

Brazil - 0.2%
Petroleo Brasileiro SA - ADR (Oil & Gas)	43,988	1,500,871

Canada - 2.1%
Encana Corp. (Oil & Gas)	136,882	3,862,810
Imperial Oil Ltd. (Oil & Gas)	226,290	8,775,526

		12,638,336

Cayman Islands - 1.2%
Xinyi Glass Holdings Ltd. (Auto Parts & Equipment)	9,224,000	7,386,697

China - 1.1%
China Resources Enterprise Ltd. (Holding Companies - Diversified)	1,536,000	6,470,488

Denmark - 1.3%
Novo Nordisk A/S, Class B (Pharmaceuticals)	77,700	8,161,533

France - 16.3%
Air Liquide SA (Chemicals)	172,602	22,369,911
Dassault Systemes SA (Software)	280,700	21,514,964
L’Oreal SA (Cosmetics/Personal Care)	111,770	13,132,007
LVMH Moet Hennessy Louis Vuitton SA (Holding Companies - Diversified)	106,930	16,768,969
Schlumberger Ltd. (Oil & Gas Services)	143,000	9,994,270
Schneider Electric SA (Electrical Components & Equipment)	109,050	15,466,744

		99,246,865

Germany - 5.6%
Allianz SE, Reg S (Insurance)	121,500	15,219,880
Fresenius SE (Healthcare - Products)	125,768	11,099,696
QIAGEN NV (Healthcare - Products)*	415,470	7,884,341

		34,203,917

Hong Kong - 2.3%
Li & Fung Ltd. (Distribution/Wholesale)	2,652,200	14,065,821

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Portfolio

Statement of Net Assets

October 31, 2010 (continued)

	Shares	Value (1)

India - 1.8%
ICICI Bank Ltd. - Sponsored ADR (Banks)	206,300	$10,847,254

Indonesia - 1.8%
Telekomunikasi Indonesia Tbk PT - Sponsored ADR (Telecommunications)	265,540	10,725,161

Israel - 0.6%
Teva Pharmaceutical Industries Ltd. - Sponsored ADR (Pharmaceuticals)	75,360	3,911,184

Japan - 10.6%
Fanuc Ltd. (Machinery - Diversified)	111,900	16,282,483
Hoya Corp. (Electronics)	437,600	10,179,047
Jupiter Telecommunications Co., Ltd. (Media)	6,855	7,413,396
Keyence Corp. (Electronics)	28,765	7,091,412
M3 Inc. (Internet)	1,350	6,182,548
MISUMI Group Inc. (Metal Fabrication/Hardware)	297,600	6,353,761
Unicharm Corp. (Cosmetics/Personal Care)	294,700	11,231,700

		64,734,347

Mexico - 5.0%
America Movil SAB de CV, Series L - ADR (Telecommunications)	238,200	13,639,332
Wal-Mart de Mexico SAB de CV, Class V - Sponsored ADR (Retail)	609,840	16,715,714

		30,355,046

Panama - 1.3%
Carnival Corp. (Leisure Time)	178,500	7,705,845

Poland - 0.9%
Bank Pekao SA - GDR, Reg S (Banks)#	89,060	5,821,202

Russia - 1.7%
Gazprom OAO - Sponsored ADR (Oil & Gas)	484,270	10,601,696

Singapore - 0.9%
DBS Group Holdings Ltd. (Banks)	504,083	5,424,239

South Africa - 2.7%
MTN Group Ltd. (Telecommunications)	661,800	11,889,549
Sasol Ltd. (Oil & Gas)	95,641	4,307,494

		16,197,043

South Korea - 0.9%
Samsung Electronics Co., Ltd. - GDR, Reg S (Semiconductors)	16,920	5,655,780

Sweden - 1.5%
Atlas Copco AB, Class A (Machinery - Construction & Mining)	431,200	9,016,704

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Portfolio

Statement of Net Assets

October 31, 2010 (continued)

	Shares	Value (1)

Switzerland - 10.8%
Alcon Inc. (Healthcare - Products)	84,570	$14,184,080
Logitech International SA, Reg S (Computers)*	343,400	6,452,486
Lonza Group AG, Reg S (Chemicals)	74,000	6,490,431
Nestle SA - Sponsored ADR, Reg S (Food)	362,150	19,863,928
Roche Holding AG, Genusschein (Pharmaceuticals)	63,750	9,360,524
Swatch Group AG, Bearer (Retail)	25,380	9,709,208

		66,060,657

Taiwan - 0.9%
Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors)	2,834,125	5,822,190

United Kingdom - 16.9%
Admiral Group plc (Insurance)	273,300	7,137,944
ARM Holdings plc (Semiconductors)	2,907,100	17,063,729
Autonomy Corp. plc (Software)*	606,900	14,226,847
BG Group plc (Oil & Gas)	612,880	11,922,944
Standard Chartered plc (Banks)	563,810	16,320,424
Tesco plc (Food)	1,499,380	10,254,934
Unilever plc (Food)	205,725	5,933,212
WPP plc (Media)	1,720,320	20,033,390

		102,893,424

Total Common Stocks (Cost $435,258,637)		570,409,042

Preferred Stocks - 3.7%

Brazil - 2.8%
Itau Unibanco Holding SA - ADR (Banks)	412,600	10,133,456
Petroleo Brasileiro SA - Sponsored ADR (Oil & Gas)	211,300	6,590,447

		16,723,903

South Korea - 0.9%
Samsung Electronics Co., Ltd. - GDR, Reg S (Semiconductors)	23,200	5,691,213

Total Preferred Stocks (Cost $19,957,840)		22,415,116

Rights - 0.1%

United Kingdom - 0.1%
Standard Chartered plc (Banks)*	68,351	575,524

Total Rights (Cost $403,547)		575,524

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Portfolio

Statement of Net Assets

October 31, 2010 (continued)

	Shares	Value (1)
Cash Equivalent - 7.6%
Northern Institutional Funds - Diversified Assets Portfolio (Mutual Funds)	46,293,164	$46,293,164

Total Cash Equivalent (Cost $46,293,164)		46,293,164

Total Investments — 104.9%
(Cost $ 501,913,188)		$639,692,846

Summary of Abbreviations

ADR	American Depository Receipt
GDR	Global Depositary Receipt
Reg S	Security sold outside United States without registration under the Securities Act of 1933.

(1)	See Note 2 to Financial Statements.

#	Security valued at fair value as determined in good faith under policies and procedures established by and under the supervision of the Portfolio’s Board of Directors.

*	Non-income producing security.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Portfolio

Statement of Net Assets

October 31, 2010 (continued)

Value (1)
Liabilities, Net of Other Assets - (4.9)%
Dividends and interest receivable	$665,290
Foreign currency (cost $533,862)	533,516
Receivable for Fund shares sold	2,254,726
Tax reclaim receivable	298,125
Prepaid expenses	8,076
Payable to Investment Advisor	(358,999)
Payable for investments purchased	(32,778,081)
Payable for Fund shares redeemed	(266,393)
Payable for distribution fees	(77,468)
Other liabilities	(156,901)

$(29,878,109)

Net Assets - 100%
Institutional Class
Applicable to 34,011,256 outstanding $.001 par value shares (authorized 200,000,000 shares)	$493,349,666

Net Asset Value, Offering Price and Redemption Price Per Share	$14.51

Investor Class
Applicable to 8,050,174 outstanding $.001 par value shares (authorized 200,000,000 shares)	$116,465,071

Net Asset Value, Offering Price and Redemption Price Per Share	$14.47

Components of Net Assets as of October 31, 2010 were as follows:
Paid-in capital	$473,875,065
Accumulated undistributed net investment income	2,516,364
Accumulated net realized loss from investment transactions	(4,367,531)
Net unrealized appreciation on investments and on assets and liabilities denominated in foreign currencies	137,790,839

$609,814,737

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio — Overview

(unaudited)

October 31, 2010

Hypothetical Comparison Of Changes In Value Of $10,000 Investment In Harding, Loevner Funds, Inc. -

Institutional Emerging Markets Portfolio And The Lipper Emerging Markets Fund Index

And The MSCI Emerging Markets Index

	Returns for the Year Ended October 31, 2010
	Cumulative Total Returns			Average Annualized Total Return
FUND NAME	Last 12 Months	5 YR	Inception	5 YR	Inception
Institutional Emerging Markets Portfolio (Inception date 10/17/05)	26.50%	84.33%	83.05%	13.01%	12.75%
MSCI Emerging Markets (Net dividend)	23.51%	100.41%	99.15%	14.92%	14.64%
Lipper Emerging Markets Funds Index	26.36%	86.36%	86.04%	13.26%	13.10%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance current to the most recent month end may be lower or higher than the performance quoted and may be obtained by visiting the website at www.hardingloevnerfunds.com.

Investment return reflects voluntary fee waivers in effect. Absence such waivers, total return would be reduced. The performance provided does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions.

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio - Overview

(unaudited)

October 31, 2010

The Institutional Emerging Markets Portfolio gained 26.50% for the fiscal year ending October 31, 2010, as compared to a gain of 23.51% for its benchmark, the MSCI Emerging Markets Index.

Consistent with its investment objectives and policies, the Portfolio was invested in the securities of emerging markets companies that exhibit the fundamental characteristics of durable growth, financial strength, management quality, and sustainable competitive advantage.

The Portfolio’s outperformance derived in part from strong selection within four sectors (Financials, Health Care, Materials, and Telecom Services), where our focus on high-quality companies with, in our opinion, strong secular (as opposed to cyclical) growth trends served us well this period. Our sector weighting decisions were also beneficial, as over 25% of the Portfolio was held in the outperforming Consumer Staples and Consumer Discretionary sectors while we were underweight the lagging Energy sector.

Stock selection was strongest within the Financials sector, where we enjoyed significant gains from well-capitalized banks in smaller countries such as Banco Santander Chile and Credicorp of Peru, Bancolombia of Colombia, and Bank Rakyat of Indonesia. These banks are experiencing falling levels of non-performing loans and are benefitting from solid growth in their domestic economies. Stock selection was the weakest in Industrials. Both China Communications Construction and Egypt’s Orascom Construction declined, as their results failed to live up to investors’ profit growth expectations.

From a geographic perspective, our approach to China—one of the worst-performing markets this period—was the most notable contributor to returns. Both our underweight and stock selection added value. China’s market is dominated by large, state-controlled enterprises, but we favored smaller, private-sector companies focused on the domestic market, a number of which were positive contributors, including New Oriental, Hengan International, Shandong Weigao, and Wumart.

Past performance does not guarantee future results.

The Portfolio invests in foreign securities, which will involve greater volatility and political, economic, and currency risks and differences in accounting methods. It also invests in emerging markets, which involve unique risks, such as exposure to economies less diverse and mature than the U.S. or other more established foreign markets. Economic and political instability may cause larger price changes in emerging markets securities than other foreign securities. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investment by the Portfolio in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities.

Please see the Schedule of Net Assets on page 20 for fund holdings as of October 31, 2010. Fund holdings and sector allocations are subject to change and are not recommendations to buy or sell any security.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. The Index consists of 21 emerging market countries. The Index is net of foreign withholding taxes on dividends. You cannot invest directly in this Index.

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio

Statement of Net Assets

October 31, 2010

Industry	Percentage of Net Assets

Airlines	0.4%
Auto Parts & Equipment	0.7
Banks	19.2
Beverages	3.2
Beverages, Food & Tobacco	1.0
Building Materials	4.1
Chemicals	1.5
Commercial Services	4.4
Computers	1.3
Cosmetics & Personal Care	2.7
Distribution/Wholesale	1.1
Diversified Financial Services	0.6
Electric	0.9
Electrical Components & Equipment	2.6
Electronics	3.0
Engineering & Construction	1.3
Food	2.1
Healthcare - Products	3.6
Home Furnishings	1.8
Insurance	2.4
Internet	1.3
Iron & Steel	0.5
Leisure Time	2.0
Media	0.7
Mining	3.1
Miscellaneous Manufacturing	0.6
Mutual Funds	2.0
Oil & Gas	8.6
Pharmaceuticals	3.2
Pipelines	1.1
Real Estate	0.9
Retail	2.9
Semiconductors	7.2
Telecommunications	8.0

Total Investments	100.0
Liabilities Less Other Assets	0.0

Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio

Statement of Net Assets

October 31, 2010 (continued)

	Shares	Value (1)
Common Stocks - 90.0%

Argentina - 0.5%
Banco Macro SA - ADR (Banks)	38,220	$1,905,267

Brazil - 11.5%
Anhanguera Educacional Participacoes SA (Commercial Services)	326,956	6,480,278
Banco Bradesco SA - ADR (Banks)	401,478	8,350,742
Cyrela Brazil Realty SA Empreendimentos e Participacoes (Real Estate)	250,800	3,466,330
Hypermarcas SA (Pharmaceuticals)*	264,900	4,362,289
Natura Cosmeticos SA (Cosmetics & Personal Care)	217,700	6,235,364
Petroleo Brasileiro SA - ADR (Oil & Gas)	168,446	5,747,378
Usinas Siderurgicas de Minas Gerais SA (Iron & Steel)	114,400	1,668,600
Vale SA - Sponsored ADR (Mining)	208,740	6,708,904

		43,019,885

Chile - 3.1%
Banco Santander Chile - ADR (Banks)	63,536	5,885,975
Sociedad Quimica y Minera de Chile SA - Sponsored ADR (Chemicals)	110,800	5,739,440

		11,625,415

China - 13.4%
Anhui Conch Cement Co., Ltd., Class H (Building Materials)	970,000	4,109,407
ASM Pacific Technology Ltd. (Semiconductors)	444,900	4,016,544
China Mobile Ltd. - Sponsored ADR (Telecommunications)	111,000	5,702,070
China Taiping Insurance Holdings Co., Ltd. (Insurance)*	1,236,000	4,537,340
CNOOC Ltd. - ADR (Oil & Gas)	19,900	4,157,508
Hengan International Group Co., Ltd. (Healthcare - Products)	811,500	7,707,839
Jiangsu Expressway Co., Ltd., Class H (Commercial Services)	4,707,000	5,648,000
New Oriental Education & Technology Group - Sponsored ADR (Commercial Services)*	40,000	4,294,800
Shandong Weigao Group Medical Polymer Co., Ltd., Class H (Healthcare - Products)	1,303,000	3,417,606
Tencent Holdings Ltd. (Internet)	216,000	4,970,172
Wumart Stores Inc. (Retail)	788,000	1,859,583

		50,420,869

Colombia - 1.5%
BanColombia SA - Sponsored ADR (Banks)	84,370	5,690,757

Czech Republic - 0.4%
Central European Media Enterprises Ltd., Class A (Media)*	62,530	1,441,316

Egypt - 0.8%
Orascom Construction Industries - GDR (Engineering & Construction)	63,800	2,957,727

Greece - 0.7%
Coca Cola Hellenic Bottling Co. SA (Beverages)	99,830	2,582,767

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio

Statement of Net Assets

October 31, 2010 (continued)

	Shares	Value (1)

Hong Kong - 1.1%
Li & Fung Ltd. (Distribution/Wholesale)	770,000	$4,083,660

Hungary - 0.5%
Richter Gedeon Nyrt. (Pharmaceuticals)	7,620	1,813,164

India - 9.0%
Ambuja Cements Ltd. (Building Materials)	1,757,300	5,536,817
Axis Bank Ltd. (Banks)	191,900	6,375,166
Bajaj Auto Ltd. (Leisure Time)	223,600	7,598,517
Dabur India Ltd. (Cosmetics & Personal Care)	1,801,000	4,042,373
HDFC Bank Ltd. - ADR (Banks)	26,503	4,583,959
Jain Irrigation Systems Ltd. (Miscellaneous Manufacturing)	446,500	2,330,308
NTPC Ltd. (Electric)	789,400	3,467,800

		33,934,940

Indonesia - 1.6%
Bank Rakyat Indonesia Persero Tbk PT (Banks)	4,738,000	6,043,316

Luxembourg - 1.3%
Millicom International Cellular SA (Telecommunications)	51,400	4,862,440

Mexico - 8.5%
America Movil SAB de CV, Series L - ADR (Telecommunications)	192,877	11,044,154
Coca-Cola Femsa SAB de CV - Sponsored ADR (Beverages, Food & Tobacco)	45,400	3,607,938
Grupo Aeroportuario del Sureste SAB de CV - ADR (Engineering & Construction)	40,905	2,061,612
Grupo Financiero Banorte SAB de CV, Class O (Banks)	925,080	3,945,362
Grupo Televisa SA - Sponsored ADR (Media)	47,600	1,068,620
Urbi Desarrollos Urbanos SAB de CV (Building Materials)*	1,256,800	2,677,511
Wal-Mart de Mexico SAB de CV - Sponsored ADR (Retail)	267,230	7,324,774

		31,729,971

Panama - 0.4%
Copa Holdings SA, Class A (Airlines)	32,300	1,638,579

Peru - 1.6%
Credicorp Ltd. (Banks)	48,000	6,042,240

Philippines - 0.4%
Philippine Long Distance Telephone Co. - Sponsored ADR (Telecommunications)	23,155	1,438,620

Poland - 1.0%
Bank Pekao SA (Banks)	55,454	3,624,931
Central European Distribution Corp. (Beverages)*	11,460	286,156

		3,911,087

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio

Statement of Net Assets

October 31, 2010 (continued)

	Shares	Value (1)

Russia - 6.6%
Gazprom OAO - Sponsored ADR, United States Exchange (Oil & Gas)	13,000	$284,050
Gazprom OAO - Sponsored ADR, London Exchange (Oil & Gas)	290,500	6,359,660
Lukoil OAO - Sponsored ADR (Oil & Gas)	116,078	6,482,956
Sberbank of Russia (Banks)	1,082,000	3,580,064
Wimm-Bill-Dann Foods OJSC - ADR (Food)	34,450	873,652
X5 Retail Group NV - GDR, Reg S (Food)*	168,156	7,048,181

		24,628,563

South Africa - 5.1%
Aspen Pharmacare Holdings Ltd. (Healthcare - Products)*	172,800	2,304,113
MTN Group Ltd. (Telecommunications)	384,250	6,903,232
Pretoria Portland Cement Co., Ltd. (Building Materials)	646,800	3,081,732
SABMiller plc (Beverages)	128,300	4,151,088
Standard Bank Group Ltd. (Banks)	185,732	2,734,384

		19,174,549

South Korea - 4.7%
Hankook Tire Co., Ltd. (Auto Parts & Equipment)	93,600	2,429,658
KB Financial Group Inc. - ADR (Diversified Financial Services)	47,591	2,136,836
LG Electronics Inc. (Electrical Components & Equipment)	31,600	2,789,508
Samsung Electronics Co., Ltd. - GDR, Reg S (Semiconductors)	17,330	5,792,830
Samsung Fire & Marine Insurance Co., Ltd. (Insurance)	26,460	4,544,932

		17,693,764

Taiwan - 9.0%
Delta Electronics Inc. (Electrical Components & Equipment)	1,688,189	6,986,312
Hon Hai Precision Industry Co., Ltd. (Electronics)	1,265,680	4,809,104
MediaTek Inc. (Semiconductors)	374,431	4,712,294
Quanta Computer Inc. (Computers)	2,547,000	4,678,779
Synnex Technology International Corp. (Electronics)	2,683,351	6,571,677
Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors)	2,974,577	6,110,723

		33,868,889

Thailand - 2.5%
PTT Exploration & Production pcl, Class F (Oil & Gas)	917,000	5,230,082
Siam Commercial Bank pcl, Class F (Banks)	1,203,170	4,113,333

		9,343,415

Turkey - 3.3%
Arcelik A/S (Home Furnishings)	1,203,800	6,628,879
Turkiye Garanti Bankasi A/S (Banks)	921,700	5,597,331

		12,226,210

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio

Statement of Net Assets

October 31, 2010 (continued)

	Shares	Value (1)

United Kingdom - 1.5%
Hikma Pharmaceuticals plc (Pharmaceuticals)	462,620	$5,825,449

Total Common Stocks (Cost $251,395,587)		337,902,859

Preferred Stocks - 7.6%

Brazil - 4.7%
Cia de Bebidas das Americas - ADR (Beverages)	35,700	4,970,868
Itau Unibanco Holding SA - ADR (Banks)	149,495	3,671,597
Petroleo Brasileiro SA - Sponsored ADR (Oil & Gas)	130,200	4,060,938
Vale SA - Sponsored ADR (Mining)	175,300	5,036,369

		17,739,772

Russia - 1.1%
AK Transneft OAO (Pipelines)	3,429	4,149,090

South Korea - 1.8%
Samsung Electronics Co., Ltd. - 144A - GDR (Semiconductors)(2)	4,177	1,023,365
Samsung Electronics Co., Ltd. - GDR (Semiconductors)	22,547	5,531,025

		6,554,390

Total Preferred Stocks (Cost $22,354,833)		28,443,252

Participation Notes - 0.4%

Saudi Arabia - 0.4%
Jarir Marketing Co., Issued by HSBC Bank plc, Maturity Date 6/4/12 (Retail)(2)*	39,000	1,608,015

Total Participation Notes (Cost $1,641,430)		1,608,015

Cash Equivalent - 2.0%
Northern Institutional Funds - Diversified Assets Portfolio (Mutual Funds)	7,539,311	7,539,311

Total Cash Equivalent (Cost $7,539,311)		7,539,311

Total Investments - 100.0%
(Cost $ 282,931,161)		$375,493,437

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio

Statement of Net Assets

October 31, 2010 (continued)

Summary of Abbreviations

ADR	American Depository Receipt
GDR	Global Depositary Receipt
Reg S	Security sold outside United States without registration under the Securities Act of 1933.
(1)	See Note 2 to Financial Statements.

(2)

Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 0.3% of net assets as of October 31, 2010, is considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.

*	Non-income producing security.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio

Statement of Net Assets

October 31, 2010 (continued)

Value (1)
Liabilities, Net of Other Assets - (0.0)%
Dividends and interest receivable	$270,903
Foreign currency (cost $94,138)	94,113
Receivable for Fund shares sold	674,730
Tax reclaim receivable	15,481
Prepaid expenses	48,303
Payable to Investment Advisor	(386,217)
Payable for investments purchased	(515,926)
Payable for Fund shares redeemed	(7,936)
Payable for capital gains tax	(209,295)
Other liabilities	(103,939)

$(119,783)

Net Assets - 100%
Applicable to 22,474,386 outstanding $.001 par value shares (authorized 450,000,000 shares)	$375,373,654

Net Asset Value, Offering Price and Redemption Price Per Share	$16.70

Components of Net Assets as of October 31, 2010 were as follows:
Paid-in capital	$334,998,411
Accumulated undistributed net investment income	1,078,294
Accumulated net realized loss from investment transactions	(53,055,122)
Net unrealized appreciation on investments and on assets and liabilities denominated in foreign currencies	92,352,071

$375,373,654

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio — Overview

(unaudited)

October 31, 2010

Hypothetical Comparison Of Changes In Value Of $10,000 Investment In Harding, Loevner Funds, Inc. -

Frontier Emerging Markets Portfolio - Institutional Class And The MSCI Frontier Emerging Markets Index

(Net Dividends)

And S&P Frontier Broad Market Index

	Returns for the Year Ended October 31,2010
	Cumulative Total Returns		Average Annualized Total Return
FUND NAME	Last 12 Months	Inception	Inception
Frontier Emerging Markets Portfolio (Inception date 5/27/08)	27.04%	-19.83%	-8.69%
MSCI Frontier Emerging Markets Index (Net dividends)	23.21%	-27.26%	-12.27%
S&P Frontier Broad Market Index	17.18%	-36.77%	-17.19%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance current to the most recent month end may be lower or higher than the performance quoted and may be obtained by visiting the website at www.hardingloevnerfunds.com.

Investment return reflects voluntary fee waivers in effect. Absence such waivers, total return would be reduced. The performance provided does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions.

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio - Overview

(unaudited)

October 31, 2010

The Frontier Emerging Markets Portfolio gained 27.04% for the fiscal year ending October 31, 2010, as compared to a gain of 23.21% for its benchmark, the MSCI Frontier Emerging Markets Index.

Consistent with its investment objectives and policies, the Portfolio was invested in the securities of companies with strong growth prospects in frontier and smaller emerging markets countries that we regard as both economically stable and offering attractive long-term investment potential.

Strong stock selection in Asia, Europe, and Africa was the major reason for the Portfolio’s outperformance this period. Standout stocks included Ukrainian food company Astarta, Thailand’s Home Product Center, a do-it-yourself retailer, and Kenya’s Equity Bank. Our overweights in Kenya and Sri Lanka and relatively small exposure to the Gulf region also helped returns.

The main detractor was the Portfolio’s underweight in Latin America, the strongest region in the Index, as well as weak stock selection in Argentina and Colombia. Holdings in both countries performed well on an absolute basis—including Colombia’s Cementos Argos, the country’s largest cement company in terms of tonnage—but still did not match the extraordinary rise of the country’s overall market. The poor returns from our Nigerian bank stocks hurt overall performance in Africa. For much of the year, these stocks were hurt by uncertainty amidst the Nigerian government’s severe restructuring of the banking industry. We maintained exposure to Nigeria and its local banks, however, as we feel valuations are attractive, the economic situation is improving, and economic growth should re-emerge.

Finally, Portfolio returns benefitted from a large weighting in the outperforming Consumer Staples sector, but suffered from its overweights in Health Care (the only sector to decline this period) and Industrials.

Past performance does not guarantee future results.

Foreign investments involve additional risks, including greater volatility and political, economic, and currency risks and differences in accounting methods. Emerging markets countries involve greater risks, such as immature economic structures, national policies restricting investments by foreigners, and different legal systems. Such risks may be magnified with respect to securities of issuers in frontier emerging markets. The Portfolio can have significant concentration in a single industry, and investment opportunities in frontier markets may be concentrated in the banking industry. The Portfolio will be vulnerable to factors affecting an industry in which it is concentrated. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investment in lower-rated and non-rated securities presents a greater risk of loss of principal and interest than higher-rated securities. Mutual fund investing involves risk. Principal loss is possible.

Please see the Statement of Net Assets on page 29 for fund holdings as of October 31, 2010. Fund holdings and sector allocations are subject to change and are not recommendations to buy or sell any security.

The MSCI Frontier Emerging Markets Index is a free float-adjusted market capitalization index designed to measure equity market performance in all countries from the MSCI Frontier Markets Index and the lower size spectrum of the MSCI Emerging Markets Index. The Index consists of 26 frontier markets and 5 emerging markets. The Index is net of foreign withholding taxes on dividends. You cannot invest directly in this Index.

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio

Statement of Net Assets

October 31, 2010

Industry	Percentage of Net Assets

Agriculture	2.8%
Airlines	0.6
Auto Manufacturers	1.5
Banks	32.4
Beverages	1.3
Building Materials	3.5
Chemicals	2.0
Commercial Services	3.2
Distribution/Wholesale	2.0
Diversified Financial Services	1.3
Electric	3.3
Electrical Components & Equipment	1.0
Engineering & Construction	2.2
Food	3.4
Holding Companies - Diversified	3.7
Home Furnishings	1.6
Internet	0.5
Investment Companies	1.9
Iron/Steel	0.4
Lodging	0.4
Machinery - Construction & Mining	0.4
Media	1.1
Mining	4.1
Mutual Funds	10.0
Oil & Gas	4.5
Pharmaceuticals	4.9
Real Estate	0.5
Retail	1.8
Telecommunications	5.9
Textiles	1.3
Transportation	1.2

Total Investments	104.7
Liabilities Less Other Assets	(4.7)

Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio

Statement of Net Assets

October 31, 2010 (continued)

	Shares	Value (1)
Common Stocks - 87.8%

Argentina - 5.3%
Banco Macro SA - ADR (Banks)	30,100	$1,500,485
Cresud SACIF y A - Sponsored ADR (Agriculture)	60,600	1,192,002
Molinos Rio de la Plata SA (Food)	201,118	1,024,918

		3,717,405

Bangladesh - 3.9%
Lafarge Surma Cement Ltd. (Building Materials)*	48,900	478,802
Power Grid Co. of Bangladesh Ltd. (Electric)	40,600	725,318
Square Pharmaceuticals Ltd. (Pharmaceuticals)	28,983	1,546,272

		2,750,392

Colombia - 8.9%
BanColombia SA - Sponsored ADR (Banks)	30,580	2,062,621
Cementos Argos SA - Sponsored ADR (Building Materials)#	38,740	1,337,460
Ecopetrol SA - Sponsored ADR (Oil & Gas)	16,100	768,614
Grupo de Inversiones Suramericana SA - Sponsored ADR (Investment Companies)#	30,800	1,373,132
Interconexion Electrica SA - ADR (Electric)#	3,700	734,247

		6,276,074

Croatia - 2.7%
Atlantic Grupa (Distribution/Wholesale)	9,267	1,444,681
Ericsson Nikola Tesla (Telecommunications)	1,771	429,725

		1,874,406

Democratic Republic of Congo - 1.8%
Katanga Mining Ltd. (Mining)*	895,575	1,281,970

Egypt - 5.7%
ElSwedy Electric Co. (Electrical Components & Equipment)*	75,300	704,004
Ghabbour Auto (Auto Manufacturers)	121,540	1,023,488
Orascom Construction Industries - GDR (Engineering & Construction)	19,050	883,146
Orascom Telecom Holding SAE - GDR, Reg S, London Exchange (Telecommunications)*	119,769	464,076
Orascom Telecom Holding SAE - GDR, Reg S, United States Exchange (Telecommunications)*	18,000	69,822
Oriental Weavers (Textiles)	162,852	901,845

		4,046,381

Estonia - 1.2%
Tallink Group plc (Transportation)*	881,120	858,411

Ghana - 0.4%
Ghana Commercial Bank Ltd. (Banks)	216,151	286,393

Indonesia - 1.3%
Bank Rakyat Indonesia (Banks)	725,903	925,889

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio

Statement of Net Assets

October 31, 2010 (continued)

	Shares	Value (1)
Jordan - 1.5%
Arab Bank plc (Banks)	50,565	$746,591
Arab Potash Co. (Mining)	5,618	283,774

		1,030,365

Kazakhstan - 2.1%
Halyk Savings Bank of Kazakhstan JSC - GDR, Reg S (Banks)*	105,899	984,424
KazMunaiGas Exploration Production - GDR (Oil & Gas)	26,650	458,702
Steppe Cement Ltd. (Building Materials)*	72,320	48,120

		1,491,246

Kenya - 7.8%
AccessKenya (Internet)	1,730,400	370,536
East African Breweries Ltd. (Beverages)	361,800	949,857
Equity Bank Ltd. (Banks)	4,612,200	1,499,313
KenolKobil Ltd. Group (Oil & Gas)	3,237,000	431,190
Kenya Airways Ltd. (Airlines)	771,500	427,995
Nation Media Group Ltd. (Media)	376,340	764,366
Safaricom Ltd. (Telecommunications)	18,139,400	1,089,444

		5,532,701

Lebanon - 0.7%
Banque Audi sal- Audi Saradar Group - GDR, Reg S (Banks)*	59,090	492,637

Mauritius - 1.4%
Mauritius Commercial Bank (Banks)	137,680	673,309
Sun Resorts Ltd., Class A (Lodging)	158,700	315,794

		989,103

Morocco - 2.2%
Douja Promotion Groupe Addoha SA (Real Estate)	26,588	354,578
Managem (Mining)*	7,552	490,345
Maroc Telecom (Telecommunications)	36,005	681,298

		1,526,221

Nigeria - 6.1%
Access Bank plc (Banks)	17,992,430	999,845
Dangote Sugar Refinery plc (Food)	4,164,070	461,417
Diamond Bank plc (Banks)*	17,511,872	917,399
First Bank of Nigeria plc (Banks)	10,247,784	876,634
UAC of Nigeria plc (Holding Companies - Diversified)	4,090,080	1,084,902

		4,340,197

Pakistan - 2.1%
Engro Corp. Ltd. (Chemicals)	234,316	478,761
MCB Bank Ltd. (Banks)	55,415	130,736

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio

Statement of Net Assets

October 31, 2010 (continued)

	Shares	Value (1)

Pakistan - 2.1% - (continued)
Pakistan Petroleum Ltd. (Oil & Gas)	389,672	$848,180

		1,457,677

Peru - 4.2%
Cementos Lima SA (Building Materials)	34,742	515,202
Credicorp Ltd. (Banks)	17,580	2,212,970
Ferreyros SA (Machinery - Construction & Mining)	195,105	268,413

		2,996,585

Philippines - 1.6%
Philippine Long Distance Telephone Co. - Sponsored ADR (Telecommunications)	17,760	1,103,429

Qatar - 5.4%
Commercial Bank of Qatar (Banks)	37,630	861,933
Industries Qatar (Chemicals)	29,100	927,260
Qatar Electricity & Water Co. (Electric)	27,550	865,649
Qatar National Bank SAQ (Banks)	25,130	1,132,183

		3,787,025

Senegal - 0.4%
Sonatel (Telecommunications)	995	306,121

Serbia - 0.4%
AIK Banka AD (Banks)*	4,000	159,044
Energoprojekt Holding ad Beograd (Holding Companies - Diversified)*	11,650	141,643

		300,687

Slovenia - 2.9%
Gorenje Velenje (Home Furnishings)*	59,214	1,094,111
Krka dd Novo mesto (Pharmaceuticals)	10,860	950,477

		2,044,588

Sri Lanka - 1.9%
John Keells Holdings plc (Commercial Services)	488,900	1,312,436

Thailand - 4.7%
Home Product Center pcl (Retail)	3,989,395	1,284,037
PTT Exploration & Production pcl (Oil & Gas)	118,500	675,861
Siam Commercial Bank pcl (Banks)	141,100	482,385
Thai Vegetable Oil pcl (Food)	966,000	902,149

		3,344,432

Trinidad & Tobago - 0.8%
Neal & Massy Holdings Ltd. (Holding Companies - Diversified)	42,570	254,974
Republic Bank Ltd. (Banks)	21,250	239,550

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio

Statement of Net Assets

October 31, 2010 (continued)

	Shares	Value (1)

Trinidad & Tobago - 0.8% - (continued)
Trinidad Cement Ltd. (Building Materials)#*	150,480	$70,681

		565,205

Turkey - 1.2%
Turkiye Garanti Bankasi AS (Banks)	142,700	866,593

Ukraine - 3.1%
Astarta Holding NV (Holding Companies - Diversified)*	41,720	1,127,127
Ferrexpo plc (Iron/Steel)	50,930	264,377
Kernel Holding SA (Agriculture)*	36,180	793,226

		2,184,730

United Arab Emirates - 3.5%
Arabtec Holding Co. (Engineering & Construction)*	1,060,470	654,764
Depa Ltd. (Commercial Services)	1,372,370	933,212
Dubai Financial Market (Diversified Financial Services)	1,909,510	914,157

		2,502,133

United Kingdom - 2.6%
Hikma Pharmaceuticals plc (Pharmaceuticals)	78,790	992,147
Kazakhmys plc (Mining)	39,420	832,150

		1,824,297

Total Common Stocks (Cost $54,899,722)		62,015,729

Participation Notes - 6.9%

Kuwait - 3.3%
Kuwait Projects Co. Holdings, Issued by HSBC Bank plc, Maturity Date 3/5/12 (Banks)*	1,331,500	2,306,557

Saudi Arabia - 3.6%
Almarai Co., Ltd., Issued by HSBC Bank plc, Maturity Date 3/27/12 (Banks)*	23,870	1,364,495
Jarir Marketing Co., Issued by HSBC Bank plc, Maturity Date 6/4/12 (Banks)*	28,210	1,163,131

		2,527,626

Total Participation Notes (Cost $4,396,780)		4,834,183

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio

Statement of Net Assets

October 31, 2010 (continued)

	Shares	Value (1)
Warrants - 0.0%

Thailand - 0.0%
Thai Vegetable Oil pcl, Expires 05/18/2012 (Food)*	34,520	$21,070

Total Warrants (Cost $2,237)		21,070

Cash Equivalent - 10.0%
Northern Institutional Funds - Diversified Assets Portfolio (Mutual Funds)	7,091,738	7,091,738

Total Cash Equivalent (Cost $7,091,738)		7,091,738

Total Investments — 104.7% (Cost $ 66,390,477)		73,962,720

Summary of Abbreviations

ADR	American Depository Receipt
GDR	Global Depositary Receipt
Reg S	Security sold outside United States without registration under the Securities Act of 1933.

(1)	See Note 2 to Financial Statements.
#	Security valued at fair value as determined in good faith under policies and procedures established by and under the supervision of the Portfolio’s Board of Directors.
*	Non-income producing security.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio

Statement of Net Assets

October 31, 2010 (continued)

Value (1)
Liabilities, Net of Other Assets - (4.7)%
Dividends and interest receivable	$58,919
Foreign currency (cost $982,449)	975,219
Receivable for Fund shares sold	374,356
Tax reclaim receivable	2,634
Prepaid expenses	31,590
Payable to Investment Advisor	(80,715)
Payable for investments purchased	(4,591,892)
Payable for capital gains tax	(36,500)
Other liabilities	(51,384)

$(3,317,773)

Net Assets - 100%
Applicable to 8,961,314 outstanding $.001 par value shares (authorized 400,000,000 shares)	$70,644,947

Net Asset Value, Offering Price and Redemption Price Per Share	$7.88

Components of Net Assets as of October 31, 2010 were as follows:
Paid-in capital	$64,660,540
Accumulated undistributed net investment (loss)	(245,101)
Accumulated net realized loss from investment transactions	(1,294,329)
Net unrealized appreciation on investments and on assets and liabilities denominated in foreign currencies	7,523,837

$70,644,947

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Statements of Operations

Year Ended October 31, 2010

	Global Equity Portfolio	International Equity Portfolio
Investment Income
Interest	$4,155	$3,227
Dividends (net of foreign withholding taxes of $68,211 and $673,069, respectively)	1,599,458	7,285,951

Total investment income	1,603,613	7,289,178

Expenses
Investment advisory fees (Note 3)	1,102,310	2,942,207
Administration fees (Note 3)	54,474	191,910
Distribution fees, Investor Class	-	180,796
Custody and accounting fees (Note 3)	81,441	212,260
Directors’ fees and expenses (Note 3)	11,796	42,252
Transfer agent fees and expenses (Note 3)	62,084	88,178
Printing and postage fees	16,467	40,876
State registration filing fees	17,037	36,486
Professional fees	63,719	96,776
Shareholder servicing fees (Note 3)	46,705	62,845
Other fees and expenses	19,584	52,397

Total Expenses	1,475,617	3,946,983

Less Waiver of investment advisory fee (Note 3)	(291,938)	(52,453)
Less Custodian credits (Note 3)	(1,362)	(11,658)

Net expenses	1,182,317	3,882,872

Net investment income	421,296	3,406,306

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	1,458,229	7,929,353
Foreign currency transactions	(132,241)	(725,149)

Net realized gain	1,325,988	7,204,204

Change in unrealized appreciation (depreciation) —
Investments	13,564,331	78,078,060
Translation of assets and liabilities denominated in foreign currencies	4,778	47

Net change in unrealized appreciation	13,569,109	78,078,107

Net realized and unrealized gain	14,895,097	85,282,311

Net increase in net assets resulting from operations	$15,316,393	$88,688,617

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Statements of Operations (continued)

Year Ended October 31, 2010

	Institutional Emerging Markets Portfolio	Frontier Emerging Markets Portfolio
Investment Income
Interest	$6,358	$28,548
Dividends (net of foreign withholding taxes of $565,553, and $29,589, respectively)	4,928,270	395,525

Total investment income	4,934,628	424,073

Expenses
Investment advisory fees (Note 3)	3,016,311	330,742
Administration fees (Note 3)	121,420	12,938
Custody and accounting fees (Note 3)	227,099	84,373
Directors’ fees and expenses (Note 3)	25,679	2,137
Transfer agent fees and expenses (Note 3)	31,588	28,734
Printing and postage fees	17,350	1,739
State registration filing fees	23,002	12,488
Professional fees	66,118	39,725
Shareholder servicing fees (Note 3)	3,447	76
Other fees and expenses	34,007	12,090

Total Expenses	3,566,021	525,042

Less Waiver of investment advisory fee (Note 3)	(423,871)	(80,739)
Less Custodian credits (Note 3)	(5,185)	(1,831)

Net expenses	3,136,965	442,472

Net investment income (loss)	1,797,663	(18,399)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) -
Investment transactions	8,955,973	283,043
Foreign currency transactions	(490,600)	(166,013)

Net realized gain	8,465,373	117,030

Change in unrealized appreciation (depreciation) -
Investments	52,689,151	7,744,512
Translation of assets and liabilities denominated in foreign currencies	(2,275)	(13,078)

Net change in unrealized appreciation	52,686,876	7,731,434

Net realized and unrealized gain	61,152,249	7,848,464

Net increase in net assets resulting from operations	$62,949,912	$7,830,065

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Statements of Changes in Net Assets

	Global Equity Portfolio
	Year Ended October 31, 2010	Year Ended October 31, 2009
Increase in Net Assets From Operations
Net investment income	$421,296	$187,248
Net realized gain (loss) on investments and foreign currency transactions	1,325,988	(1,603,345)
Net change in unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	13,569,109	16,795,335

Net increase in net assets resulting from operations	15,316,393	15,379,238

Distributions to Shareholders from:
Net investment income
Advisor Class	(50,029)	(140,635)
Institutional Class	(99,325)	—

Total distributions to shareholders	(149,354)	(140,635)

Transactions in shares of Common Stock
Proceeds from sale of shares
Advisor Class	28,868,395	29,033,478
Institutional Class(1)	100,707,733	—
Net Asset Value of shares issued to shareholders upon reinvestment of dividends
Advisor Class	93,525	76,577
Institutional Class(1)	50,029	—
Cost of shares redeemed
Advisor Class	(55,305,981)	(3,752,668)
Institutional Class(1)	(5,887,335)	—
Redemption fees
Advisor Class	2,461	6,503
Institutional Class(1)	219,316	—

Net increase in net assets from Fund share transactions	68,748,143	25,363,890

Net increase in net assets	83,915,182	40,602,493

Net Assets
At beginning of year	66,810,313	26,207,820

At end of year	$150,725,495	$66,810,313

Accumulated undistributed net investment income included in net assets	$288,950	$149,249

(1)	The Institutional Class shares commenced operations on November 3, 2009.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Statements of Changes in Net Assets (continued)

	International Equity Portfolio
	Year Ended October 31, 2010	Year Ended October 31, 2009
Increase in Net Assets From Operations
Net investment income	$3,406,306	$2,856,596
Net realized gain (loss) on investments and foreign currency transactions	7,204,204	(11,943,588)
Net change in unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	78,078,107	76,759,308

Net increase in net assets resulting from operations	88,688,617	67,672,316

Distributions to Shareholders from:
Net investment income
Investor Class	(290,844)	(160,740)
Institutional Class	(2,239,441)	(3,101,928)
Net realized gain (loss) from investments and foreign-currency related transactions
Investor Class	—	(2,318,758)
Institutional Class	—	(36,230,389)

Total distributions to shareholders	(2,530,285)	(41,811,815)

Transactions in shares of Common Stock
Proceeds from sale of shares
Investor Class	90,915,148	24,524,810
Institutional Class	248,771,466	37,754,041
Net Asset Value of shares issued to shareholders upon reinvestment of dividends
Investor Class	275,089	2,337,103
Institutional Class	2,164,593	38,985,473
Cost of shares redeemed
Investor Class	(28,647,976)	(5,664,340)
Institutional Class	(87,480,052)	(29,797,831)
Redemption fees
Investor Class	33,275	2,232
Institutional Class	41,527	9,202

Net increase in net assets from Fund share transactions	226,073,070	68,150,690

Net increase in net assets	312,231,402	94,011,191

Net Assets
At beginning of year	297,583,335	203,572,144

At end of year	$609,814,737	$297,583,335

Accumulated undistributed net investment income included in net assets	$2,516,364	$2,365,492

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Statements of Changes in Net Assets (continued)

	Institutional Emerging Markets Portfolio

	Year Ended October 31, 2010	Year Ended October 31, 2009
Increase in Net Assets From Operations
Net investment income	$1,797,663	$1,500,759
Net realized gain (loss) on investments and foreign currency transactions	8,465,373	(34,215,275)
Net change in unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	52,686,876	101,836,498

Net increase in net assets resulting from operations	62,949,912	69,121,982

Distributions to Shareholders from:
Net investment income	(1,329,181)	(5,277,778)

Total distributions to shareholders	(1,329,181)	(5,277,778)

Transactions in Shares of Common Stock
Proceeds from sale of shares	149,070,226	45,649,131
Net Asset Value of shares issued to shareholders upon reinvestment of dividends	1,026,968	4,205,119
Cost of shares redeemed	(39,900,035)	(42,223,167)
Redemption fees
Institutional Class	7,808	35,508

Net increase (decrease) in net assets from Fund share transactions	110,204,967	7,666,591

Net increase (decrease) in net assets	171,825,698	71,510,795

Net Assets
At beginning of year	203,547,957	132,037,162

At end of year	$375,373,655	$203,547,957

Accumulated undistributed net investment income included in net assets	$1,078,294	$1,100,413

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Statements of Changes in Net Assets (continued)

	Frontier Emerging Markets Portfolio

	Year Ended October 31, 2010	Year Ended October 31, 2009
Increase in Net Assets From Operations
Net investment income (loss)	$(18,399)	$88,595
Net realized gain (loss) on investments and foreign currency transactions	117,030	(1,589,119)
Net change in unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	7,731,434	3,621,154

Net increase in net assets resulting from operations	7,830,065	2,120,630

Distributions to Shareholders from:
Net investment income
Institutional Class	(127,946)	(15,259)

Total distributions to shareholders	(127,946)	(15,259)

Transactions in Shares of Common Stock
Proceeds from sale of shares
Institutional Class	55,027,776	2,540,000
Net Asset Value of shares issued to shareholders upon reinvestment of dividends
Institutional Class	42,693	4,708
Cost of shares redeemed
Institutional Class	(1,201,661)	(454,197)
Redemption fees
Institutional Class	2,717	—

Net increase in net assets from Fund share transactions	53,871,525	2,090,511

Net increase in net assets	61,573,644	4,195,882

Net Assets
At beginning of year	9,071,303	4,875,421

At end of year	$70,644,947	$9,071,303

Accumulated undistributed net investment income included in net assets	$(245,101)	$67,258

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Financial Highlights

	Global Equity Portfolio - Institutional Class

	For the Period Ended Oct. 31, 2010(1)
Per Share Data
Net asset value, beginning of period	$20.43

Increase (Decrease) in Net Assets from Operations
Net investment income	0.10
Net realized and unrealized gain (loss) on investments and foreign currency-related transactions	3.04

Net increase (decrease) from investment operations	3.14

Distributions to Shareholders from:
Net investment income	(0.05)
Net realized gain from investments and foreign currency-related transactions	—

Total distributions	(0.05)

Net asset value, end of year	$23.52

Total Return	15.39	%(A)

Ratios/Supplemental Data:

Net assets, end of year (000’s)	$104,276

Net expenses to average net assets	1.00	%(B)

Net investment income to average net assets	0.43	%(B)

Decrease reflected in above expense ratios due to expense reductions	0.27	%(B)

Portfolio turnover rate	35	%(A)

(1)	For the period November 3, 2009 (commencement of operations) through October 31, 2010.
(A)	Not Annualized.
(B)	Annualized.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Financial Highlights (continued)

	International Equity Portfolio - Institutional Class

	For the Year Ended Oct. 31, 2010	For the Year Ended Oct. 31, 2009	For the Year Ended Oct. 31, 2008	For the Year Ended Oct. 31, 2007	For the Year Ended Oct. 31, 2006
Per Share Data
Net asset value, beginning of year	$12.04	$11.44	$21.71	$18.68	$14.90

Increase (Decrease) in Net Assets from Operations
Net investment income	0.08	0.13	0.20	0.14	0.12 (1)
Net realized and unrealized gain (loss) on investments and foreign currency-related transactions	2.49	2.86	(8.63)	4.33	3.75

Net increase (decrease) from investment operations	2.57	2.99	(8.43)	4.47	3.87

Distributions to Shareholders from:
Net investment income	(0.10)	(0.19)	(0.15)	(0.10)	(0.08)
Net realized gain from investments and foreign currency-related transactions	—	(2.20)	(1.69)	(1.34)	(0.01)

Total distributions	(0.10)	(2.39)	(1.84)	(1.44)	(0.09)

Net asset value, end of year	$14.51	$12.04	$11.44	$21.71	$18.68

Total Return	21.50%	32.77%	(42.33)%	25.24%	26.06%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$493,350	$259,450	$191,450	$390,659	$343,965
Net expenses to average net assets	0.93%	1.00%	0.98%	0.98%	1.00%
Net investment income to average net assets	0.91%	1.31%	1.05%	0.70%	0.69%
Decrease reflected in above expense ratios due to expense reductions	—	0.04%	—	—	0.01%
Portfolio turnover rate	33%	22%	18%	19%	35%

(1) Computed	using average shares outstanding throughout the year.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Financial Highlights (continued)

	Institutional Emerging Markets Portfolio

	For the Year Ended Oct. 31, 2010	For the Year Ended Oct. 31, 2009	For the Year Ended Oct. 31, 2008	For the Year Ended Oct. 31, 2007	For the Year Ended Oct. 31, 2006
Per Share Data
Net asset value, beginning of year	$13.29	$9.29	$21.20	$13.42	$9.92

Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	0.09	0.10	0.44	0.10	0.07
Net realized and unrealized gain (loss) on investments and foreign currency-related transactions	3.41	4.27	(11.53)	7.70	3.45

Net increase (decrease) from investment operations	3.50	4.37	(11.09)	7.80	3.52

Distributions to Shareholders from:
Net investment income	(0.09)	(0.37)	(0.09)	(0.02)	(0.02)
Net realized gain from investments and foreigncurrency-related transactions	—	—	(0.73)	—	—

Total distributions	(0.09)	(0.37)	(0.82)	(0.02)	(0.02)

Net asset value, end of year	$16.70	$13.29	$9.29	$21.20	$13.42

Total Return	26.50%	48.92%	(54.33)%	58.18%	35.38%

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$375,374	$203,548	$132,037	$245,061	$85,930

Net expenses to average net assets	1.30%	1.30%	1.30%	1.30%	1.30%

Net investment income to average net assets	0.74%	0.93%	2.56%	0.72%	0.88%

Decrease reflected in above expense ratios due toexpense reductions	0.18%	0.25%	0.22%	0.25%	0.51%

Portfolio turnover rate	34%	57%	51%	32%	38%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Financial Highlights (continued)

	Frontier Emerging Markets Portfolio

	For the Year Ended Oct. 31, 2010	For the Year Ended Oct. 31, 2009	For the Period Ended Oct. 31, 2008 (1)
Per Share Data
Net asset value, beginning of year	$6.29	$4.98	$10.00

Increase (Decrease) in Net Assets from Operations
Net investment income	0.03	0.07	0.01
Net realized and unrealized gain (loss) on investments and foreign currency-related transactions	1.65	1.26	(5.03)

Net increase (decrease) from investment operations	1.68	1.33	(5.02)

Distributions to Shareholders from:
Net investment income	(0.09)	(0.02)	—

Total distributions	(0.09)	(0.02)	—

Net asset value, end of year	$7.88	$6.29	$4.98

Total Return	27.04%	26.71%	(50.20	)%(A)

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$70,645	$9,071	$4,875

Net expenses to average net assets	2.00%	2.00%	2.00	%(B)

Net investment income to average net assets	(0.08)%	1.39%	0.42	%(B)

Decrease reflected in above expense ratios due to expense reductions	0.37%	2.08%	6.92	%(B)

Portfolio turnover rate	17%	55%	1	%(A)

(1)  For the period from May 27, 2008 (commencement of operations) through October 31, 2008.

(A) Not Annualized.

(B) Annualized.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Notes to Financial Statements

October 31, 2010

1. Organization

Harding, Loevner Funds, Inc. (the “Fund”) was organized as a Maryland corporation on July 31, 1996 and is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end diversified management investment company. The Fund currently has six Portfolios, all of which were active as of October 31, 2010: Global Equity Portfolio (“Global Equity”); International Equity Portfolio (“International Equity”); Institutional Emerging Markets Portfolio (“Institutional Emerging Markets”); International Small Companies Portfolio (“International Small Companies”); Emerging Markets Portfolio (“Emerging Markets”); and Frontier Emerging Markets Portfolio (“Frontier Emerging Markets”). Information presented in these financial statements pertains to Institutional Class shares of Global Equity, Institutional Class shares of International Equity, Institutional Emerging Markets and Frontier Emerging Markets (individually, “Portfolio”; collectively, “Portfolios”). Information pertaining to the Advisor Class shares of Global Equity, the Investor Class shares of International Equity, the Investor Class shares of International Small Companies and Emerging Markets is presented in a separate report. The investment objective of each Portfolio is as follows: Global Equity - to seek long-term capital appreciation through investments in equity securities of companies based both inside and outside the United States; International Equity - to seek long-term capital appreciation through investments in equity securities of companies based outside the United States; Institutional Emerging Markets - to seek long-term capital appreciation through investments in equity securities of companies based in emerging markets; Frontier Emerging Markets - to seek long-term capital appreciation through investments in equity securities of companies based in frontier and smaller emerging markets.

International Equity commenced operations on October 31, 1996 after acquiring the net assets of Harding Loevner LP’s AMT Capital Fund, Inc. Global Equity commenced operations on December 1, 1996 following the acquisition of net assets of HLM Global Equity Limited Partnership, a limited partnership, in a tax-free reorganization. Effective August 5, 2005, International Equity launched Investor Class shares and converted existing shareholders to the Institutional Class. Institutional Emerging Markets commenced operations on October 17, 2005. Institutional Class of Frontier Emerging Markets commenced operations on May 27, 2008. Effective November 3, 2009, Global Equity launched Institutional Class shares and re-designated existing shares as Advisor Class shares.

The Fund is managed by Harding Loevner LP (the “Investment Advisor”).

2. Summary of Significant Accounting Policies

The accounting policies of the Fund are in conformity with accounting principles generally accepted in the United States (“GAAP”) for investment companies. The following is a summary of the Fund’s significant accounting policies:

Indemnifications

Under the Fund’s organizational document, its officers and Board of Directors (“Board”) are indemnified against certain liability arising out of the performance of their duties to the Portfolios. In the normal course of business, the Fund may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Estimates

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Valuation

The Board has adopted procedures (“Procedures”) to govern the valuation of the securities held by each Portfolio of the Fund in accordance with the 1940 Act. The Procedures incorporate principles set forth in relevant pronouncements of the Securities and Exchange Commission (“SEC”) and its staff, including guidance on the obligations of the Portfolios and the Board to determine, in good faith, the fair value of the Portfolios’ securities when market quotations are not readily available.

In determining a Portfolio’s net asset value (“NAV”), each equity security traded on a securities exchange, including the NASDAQ Stock Market, and over-the-counter securities, are first valued at the closing price on the exchange or market designated by the Fund’s accounting agent as the principal exchange (each, a “principal exchange”). The closing price provided by the Fund’s accounting agent for a principal exchange may differ from the price quoted elsewhere and may represent information such as last sales price, an official closing price, a closing auction price or other information, depending on exchange or market convention. Shares of open-end mutual funds are valued at NAV.

Harding, Loevner Funds, Inc.

Notes to Financial Statements

October 31, 2010

2. Summary of Significant Accounting Policies (continued)

Since trading in many foreign securities is normally completed before the time at which a Portfolio calculates its NAV, the effect on the value of such securities held by a Portfolio of events that occur between the close of trading in the security and the time at which the Portfolio prices its securities would not be reflected in the Portfolio’s calculation of its NAV if foreign securities were generally valued at their closing prices.

To address this issue, the Board has approved daily fair value pricing of certain foreign equity securities. The fair value pricing utilizes quantitative models developed by an independent pricing service, which may provide an adjustment to the closing prices described above. Use of fair value pricing could cause a Portfolio to value a security higher or lower than its closing market price, which could cause the Portfolio’s NAV per share to differ significantly from that which would have been calculated using closing market prices. The use of fair value pricing is intended to decrease the opportunities for persons to engage in “time zone arbitrage,” i.e. trading intended to take advantage of stale closing prices in foreign markets that could affect the NAV of the Portfolios. Securities priced in this manner are not specifically designated on the Portfolios’ Schedules of Investments as being “fair valued”.

Any securities for which market quotations are not readily available or for which available prices are deemed unreliable are priced by the Investment Advisor at “fair value”, in accordance with the Procedures. Such securities are identified on the Portfolios’ Schedules of Investments as securities valued at “fair value”.

GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Portfolio’s assets or liabilities. This topic defines fair value as the price that the Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability including assumptions about risk. Such risks include the inherent risk in a particular valuation technique which is used to measure fair value. This may include the pricing model and/or the inputs to the pricing model used in the valuation technique. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1	quoted prices in active markets for identical investments
Level 2	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The Portfolios disclose significant transfers between levels based on valuations at the end of each reporting period. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

Harding, Loevner Funds, Inc.

Notes to Financial Statements

October 31, 2010

2. Summary of Significant Accounting Policies (continued)

The following is a summary of the inputs used as of October 31, 2010 in valuing the Portfolio’s investments:

Global Equity
ASSET VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks	$91,005,772	$57,373,333	$—	$148,379,105
Rights	—	124,508	—	124,508
Cash Equivalents	2,059,862	—	—	2,059,862

Total Investments	$93,065,634	$57,497,841	$—	$150,563,475

International Equity
ASSET VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks	$134,388,498	$436,020,544	$—	$570,409,042
Preferred Stocks	16,723,903	5,691,213	—	22,415,116
Rights	—	575,524	—	575,524
Cash Equivalents	46,293,164	—	—	46,293,164

Total Investments	$197,405,565	$442,287,281	$—	$639,692,846

Institutional Emerging Markets
ASSET VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks	$130,580,178	$207,322,681	$—	$337,902,859
Preferred Stocks	17,739,772	10,703,480	—	28,443,252
Participation Notes	—	1,608,015	—	1,608,015
Cash Equivalents	7,539,311	—	—	7,539,311

Total Investments	$155,859,261	$219,634,176	$—	$375,493,437

Frontier Emerging Markets
ASSET VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks	$18,354,943	$43,660,786	$—	$62,015,729
Participation Notes	—	4,834,183	—	4,834,183
Warrants	21,070	—	—	21,070
Cash Equivalents	7,091,738	—	—	7,091,738

Total Investments	$25,467,751	$48,494,969	$—	$73,962,720

Harding, Loevner Funds, Inc.

Notes to Financial Statements

October 31, 2010

2. Summary of Significant Accounting Policies (continued)

Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining value:

ASSET VALUATION INPUT

				Investments in Securities
	Balance as of October 31, 2009	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of October 31, 2010	Change in Unrealized Appreciation (Depreciation) from Investments Held at October 31, 2010
International Equity
Common Stocks	$2,857,825	$0	($44,295)	$945,543	$2,322,188	($260,059)	$0	($5,821,202)	$0	$0
Frontier Emerging Markets
Common Stocks	$520,558	$0	$0	$523,996	$2,655,259	$0	$0	($3,699,813)	$0	$0

Securities

All securities transactions are recorded on a trade date basis. Interest income and expenses are recorded on an accrual basis. Dividend income is recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Portfolio is informed of such dividends). The Portfolios accrete discount or amortize premium using the effective interest method on a daily basis as adjustments to interest income and the cost of investments. The Portfolios use the specific identification method for determining realized gains or losses from sales of securities.

Expenses

Expenses directly attributed to a specific Portfolio of the Fund are charged to that Portfolio’s operations; expenses not directly attributable to a specific Portfolio are allocated among all the Portfolios of the Fund either based on their average daily net assets or by other equitable measures. Pursuant to the Fund’s multiple class expense allocation plan, certain expenses are allocated to particular classes of the Portfolios.

Dividends to Shareholders

It is the policy of the Portfolios to declare dividends from net investment income annually. Net short-term and long-term capital gains distributions for the Portfolios, if any, normally are distributed on an annual basis.

Dividends from net investment income and distributions from net realized gains from investment transactions have been determined in accordance with income tax regulations and may differ from net investment income and realized gains recorded by the Portfolios for financial reporting purposes. Differences result primarily from foreign currency transactions and timing differences related to recognition of income, and gains and losses from investment transactions. In general, to the extent that any differences which are permanent in nature result in over distributions to shareholders, the amount of the over distribution is reclassified within the capital accounts based on its federal tax basis treatment and may be reported as return of capital. Temporary differences do not require reclassification.

Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of the Portfolios’ securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at exchange rates prevailing when accrued. The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Harding, Loevner Funds, Inc.

Notes to Financial Statements

October 31, 2010

2. Summary of Significant Accounting Policies (continued)

Net realized gains and losses from foreign currency-related transactions arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolios’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on translation of assets and liabilities denominated in foreign currencies arise from changes in the value of assets and liabilities other than investments in securities at the period end, resulting from changes in the exchange rates.

3. Significant Agreements and Transactions with Affiliates

The Board has approved an investment advisory agreement (the “Agreement”) with the Investment Advisor. The advisory fees are computed daily and paid monthly at an annual rate of 1.00%, 0.75%, 1.25% and 1.50% of the average daily net assets of Global Equity, International Equity, Institutional Emerging Markets, Frontier Emerging Markets, and, respectively.

The Investment Advisor has voluntarily agreed to reduce its fee to the extent that aggregate expenses, excluding certain non-operating expenses, exceed an annual rate of 1.00%, 1.00%, 1.30%, and 2.00%, respectively, of the average daily net assets of Institutional Class shares of Global Equity, Institutional Class shares of International Equity, Institutional Emerging Markets and Institutional Class shares of Frontier Emerging Markets, respectively, through December 31, 2011. For the year ended October 31, 2010, the Investment Advisor voluntarily waived and/or reimbursed $291,938, $52,453, $423,871 and $80,739 in investment advisory fees from Global Equity, International Equity, Institutional Emerging Markets, and Frontier Emerging Markets, respectively.

Effective December 31, 2010, the Investment Adviser contractually agreed to extend the above-mentioned expense limitations until at least December 31, 2011.

The Fund entered into an administration agreement effective June 14, 2010 with The Northern Trust Company (“Northern Trust”), which provides certain accounting, clerical and bookkeeping services, Blue Sky, corporate secretarial services and assistance in the preparation and filing of tax returns and reports to shareholders and the SEC. Prior to June 14, 2010, State Street Bank and Trust Company (“State Street”) served as the Fund’s administrator pursuant to an Administration Agreement dated June 1, 1999, as amended, with the Fund.

As of June 14, 2010, Northern Trust serves as custodian of each Portfolio’s securities and cash, transfer agent, dividend disbursing agent and agent in connection with any accumulation, open-account or similar plans provided to the shareholders of the Portfolios. Prior to June 14, 2010, State Street served in such capacity. The Fund has an agreement with its custodian under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statements of Operations. The Portfolios could have invested a portion of the assets utilized in connection with the expense offset arrangement in other income-producing assets if the Fund had not entered into such an agreement.

As of March 8, 2010, Foreside Compliance Services, LLC serves as chief compliance officer of the Portfolios. Prior to March 8, 2010, State Street served in such capacity. Effective September 8, 2010, the Fund contracted with Foreside Management Services, LLC to obtain the services of a chief financial officer and treasurer. Fees paid to Foreside related to these services amounted to $9,730 for Global Equity, $19,855 for International Equity, $13,731 for Institutional Emerging Markets and $6,070 for Frontier Emerging Markets. These expenses are shown as part of Other fees and expenses on the Statements of Operations.

The Fund, on behalf of the Portfolios, has agreements with various financial intermediaries and “mutual fund supermarkets”, under which customers of these intermediaries may purchase and hold Portfolio shares. These of the savings of expenses to the Fund arising from the intermediaries’ assumption of functions that the Fund would otherwise perform, such as providing sub-accounting and related shareholder services, each Portfolio or class is authorized, pursuant to a shareholder services plan, to pay to each intermediary up to 0.15% of its average daily net assets attributable to that intermediary (subject to the voluntary expense cap). The balance of the intermediaries’ fees after payments made pursuant to the plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act, if applicable, is paid by the Investment Advisor. Because of voluntary caps on the Portfolios’ fees and expenses, the Investment Advisor paid a portion of the Portfolios’ share of these fees during the year ended October 31, 2010.

Harding, Loevner Funds, Inc.

Notes to Financial Statements

October 31, 2010

4. Investment Transactions

Cost of purchases and proceeds from sales of investment securities, other than short-term investments, for the year ended October 31, 2010, were as follows for each Portfolio:

Portfolio	Purchase Cost of Investment Securities	Proceeds from Sales of Investment Securities
Global Equity	$ 105,647,642	$ 38,676,226
International Equity	345,387,419	130,356,903
Institutional Emerging Markets	189,520,138	82,691,116
Frontier Emerging Markets	53,807,875	3,958,759

The cost of investments for federal income tax purposes and the components of net unrealized appreciation/ (depreciation) on investments at October 31, 2010, for each of the Portfolios were as follows:

Portfolio	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation	Cost
Global Equity	$28,730,562	$(1,206,374)	$27,524,188	$123,039,287
International Equity	140,974,488	(5,131,322)	135,843,166	503,849,680
Institutional Emerging Markets	80,009,597	(2,131,309)	77,878,288	297,615,149
Frontier Emerging Markets	8,626,692	(1,487,471)	7,139,221	66,823,499

The unrealized appreciation (depreciation) on foreign currency for Global Equity, International Equity, Institutional Emerging Markets and Frontier Emerging Markets was $6,120, $11,181, $(210,205), and $(48,406), respectively, for the year ended October 31, 2010.

5. Income Tax

It is the policy of each Portfolio of the Fund to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes therefore, no federal income tax provision is required.

Management has performed an analysis of each Portfolio’s tax positions for the open tax years as of October 31, 2010 and has concluded that no provisions for income tax are required. The Portfolios’ federal tax returns for the prior three fiscal years (open tax years: October 31, 2007; October 31, 2008; October 31, 2009) remain subject to examination by the Portfolios’ major tax jurisdictions, which include the United States and the state of Maryland. Management is not aware of any events that are reasonably possible to occur in the next twelve months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Portfolios. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

During the year ended October 31, 2010, the tax character of distributions paid from ordinary income was $149,354, $2,530,285, $1,329,181 and $127,946 for Global Equity, International Equity, Institutional Emerging Markets and Frontier Emerging Markets, respectively.

During the year ended October 31, 2009, the tax character of distributions paid from ordinary income was $140,635, $3,260,397, $5,277,778 and $15,259 for Global Equity, International Equity, Institutional Emerging Markets and Frontier Emerging Markets, respectively.

As of October 31, 2010 the components of accumulated earnings/ (deficit) on a tax basis were as follows:

Portfolio	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)*	Total Accumulated Earnings/(Deficit)
Global Equity	$288,950	$1,052,136	$-	$27,530,307	$28,871,393
International Equity	2,497,976	-	(2,431,039)	135,872,735	135,939,672
Institutional Emerging Markets	1,078,294	-	(38,371,134)	77,668,083	40,375,243
Frontier Emerging Markets	145,845	-	(1,252,470)	7,091,032	5,984,407

* The difference between book basis and tax basis net unrealized appreciation is attributable primarily to the tax deferral of losses on certain sales of securities.

Harding, Loevner Funds, Inc.

Notes to Financial Statements

October 31, 2010

5. Income Tax (continued)

At October 31, 2010, Institutional Emerging Markets had $13,631,817 available as capital loss carryforwards which expire in 2016. International Equity, Institutional Emerging Markets and Frontier Emerging Markets had $2,431,039, $29,793,794 and $1,252,470, respectively, available as capital loss carryforwards which expire in 2017.

Primarily as a result of differing book/tax treatment of foreign currency transactions and foreign capital gain tax expenses, the Fund made reclassifications among certain capital accounts. The reclassifications have no impact on the net assets of the Portfolios. As of October 31, 2010, the following reclassifications were made to the Statement of Net Assets:

Portfolio	Paid-in Capital	Accumulated Undistributed Net Realized Gain/Loss on Investment & Foreign Currency Related Transactions	Accumulated Undistributed Net Investment Income
Global Equity	$-	$ 132,241	$(132,241)
International Equity	-	725,149	(725,149)
Institutional Emerging Markets	-	490,600	(490,600)
Frontier Emerging Markets	-	166,014	(166,014)

6. Foreign Exchange Contracts

The Portfolios, on occasion, enter into forward foreign exchange contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings. A forward foreign exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the cost of the original contracts and the closing of such contracts is included in net realized gains or losses on foreign currency-related transactions. Fluctuations in the value of forward foreign exchange contracts are recorded for book purposes as unrealized appreciation or depreciation on assets and liabilities denominated in foreign currencies by the Portfolios. The Portfolios are also exposed to credit risk associated with counterparty nonperformance on these forward foreign exchange contracts which is typically limited to the unrealized gain on each open contract.

The Portfolios enter into foreign currency transactions on the spot markets in order to pay for foreign investment purchases or to convert to dollars the proceeds from foreign investment sales or coupon interest receipts. The Portfolios held no open forward foreign currency exchange contracts on October 31, 2010.

7. Participation Notes

Each Portfolio may invest in participation notes. Participation notes are promissory notes that are designed to offer a return linked to the performance of a particular underlying equity security or market. Participation notes are issued by banks or broker-dealers and allow a Portfolio to gain exposure to common stocks in markets where direct investment may not be allowed. Participation notes are generally traded over-the-counter and are subject to the risk that the broker-dealer or bank that issues them will not fulfill its contractual obligation to complete the transaction with a Portfolio. Participation notes constitute general unsecured contractual obligations of the banks or broker-dealers that issue them, and a Portfolio would be relying on the creditworthiness of such banks or broker-dealers and would have no rights under a participation note against the issuer of the underlying assets. These securities may be more volatile and less liquid than other investments held by the Portfolios.

8. Capital Share Transactions

Transactions in capital stock for Global Equity—Advisor Class were as follows for the periods indicated:

	Year Ended October 31, 2010		Year Ended October 31, 2009
	Shares	Amount	Shares	Amount
Shares sold	1,334,358	$28,868,395	1,872,104	$29,033,478
Shares issued upon reinvestment of dividends	4,460	93,525	5,005	76,577

	1,338,818	28,961,920	1,877,109	29,110,055
Shares redeemed	(2,656,193)	(55,305,981)	(227,787)	(3,752,668)

Net increase	(1,317,375)	$(26,344,061)	1,649,322	$25,357,387

Harding, Loevner Funds, Inc.

Notes to Financial Statements

October 31, 2010

8. Capital Share Transactions (continued)

Transactions in capital stock for Global Equity—Institutional Class were as follows for the periods indicated:

	Period From November 3, 2009 to October 31, 2010
	Shares	Amount

Shares sold	4,706,217	$100,707,733
Shares issued upon reinvestment of dividends	2,387	50,029

	4,708,604	100,757,762
Shares redeemed	(276,004)	(5,887,335)

Net increase	4,432,600	$94,870,427

Transactions in capital stock for International Equity—Investor Class were as follows for the periods indicated:
	Year Ended October 31, 2010		Year Ended October 31, 2009
	Shares	Amount	Shares	Amount

Shares sold	7,028,647	$90,915,148	2,406,941	$24,524,810
Shares issued upon reinvestment of dividends	21,972	275,089	256,261	2,337,103

	7,050,619	91,190,237	2,663,202	26,861,913
Shares redeemed	(2,173,688)	(28,647,976)	(551,993)	(5,664,340)

Net increase	4,876,931	$62,542,261	2,111,209	$21,197,573

Transactions in capital stock for International Equity—Institutional Class were as follows for the periods indicated:
	Year Ended October 31, 2010		Year Ended October 31, 2009
	Shares	Amount	Shares	Amount

Shares sold	19,022,485	$248,771,466	3,607,416	$37,754,041
Shares issued upon reinvestment of dividends	172,753	2,164,593	4,274,140	38,985,473

	19,195,238	250,936,059	7,881,556	76,739,514
Shares redeemed	(6,733,420)	(87,480,052)	(3,062,169)	(29,797,831)

Net increase	12,461,818	$163,456,007	4,819,387	$46,941,683

Transactions in capital stock for Institutional Emerging Markets were as follows for the periods indicated:
	Year Ended October 31, 2010		Year Ended October 31, 2009
	Shares	Amount	Shares	Amount

Shares sold	9,882,476	$149,070,226	4,770,185	$45,649,131
Shares issued upon reinvestment of dividends	73,829	1,026,968	471,426	4,205,119

	9,956,305	150,097,194	5,241,611	49,854,250
Shares redeemed	(2,801,715)	(39,900,035)	(4,136,224)	(42,223,167)

Net increase	7,154,590	$110,197,159	1,105,387	$7,631,083

Transactions in capital stock for Frontier Emerging Markets—Institutional Class were as follows for the periods indicated:
	Year Ended October 31, 2010		Year Ended October 31, 2009
	Shares	Amount	Shares	Amount

Shares sold	7,681,583	$55,027,776	553,912	$2,540,000
Shares issued upon reinvestment of dividends	6,777	42,693	1,017	4,708

	7,688,360	55,070,469	554,929	2,544,708
Shares redeemed	(169,494)	(1,201,661)	(90,850)	(454,197)

Net increase	7,518,866	$53,868,808	464,079	$2,090,511

Harding, Loevner Funds, Inc.

Notes to Financial Statements

October 31, 2010

8. Capital Share Transactions (continued)

Redemptions made within 90 days of purchase may be subject to a redemption fee equal to 2% of the amount redeemed. For the year ended October 31, 2010, Advisor Class of Global Equity, Institutional Class of Global Equity, Investor Class of International Equity, Institutional Class of International Equity, Institutional Emerging Markets and Institutional Class of Frontier Emerging Markets received $2,461, $219,316, $33,275, $41,527, $7,808, and $2,717, respectively, in redemption fees related to transactions in shares of common stock as disclosed in the Portfolios’ Statements of Changes in Net Assets.

9. Concentration of Ownership

At October 31, 2010, the percentage of total shares outstanding held by record shareholders each owning 10% or greater of the aggregate total shares outstanding for each Portfolio or for the share classes listed of each Portfolio was as follows:

	No. of Shareholders	% Ownership
Global Equity	4	78.29% *
International Equity	3	59.72% *
Institutional Emerging Markets	1	30.66% *
Frontier Emerging Markets	1	30.98% *

*Represents omnibus position of broker-dealer representing numerous shareholder accounts.

Investment activities of these shareholders may have a material effect on the Portfolios.

10. Concentration of Risk

Investing in securities of foreign issuers and currency transactions may involve certain considerations and risks not typically associated with investments in U.S. issuers. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region, which could cause the securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. These risks are greater with respect to securities of issuers located in emerging market countries in which the Portfolios are authorized to invest.

Effective April 29, 2009, shareholders of Frontier Emerging Markets approved a change in the Portfolio’s fundamental investment policy regarding concentration which may, under certain conditions, permit the Portfolio to invest up to 35% of its net assets in companies in the same industry. During periods when the Portfolio makes use of its ability to so invest, it will operate as a concentrated portfolio and be subject to additional risks and greater volatility. At October 31, 2010, the Portfolio’s investment in the Banking industry amounted to 32.4% of net assets.

11. Line of Credit

The Fund entered into a $50 million line of credit agreement effective June 14, 2010 with Northern Trust. Borrowings would be made solely to facilitate the handling of redemptions or unusual or unanticipated short-term cash requirements. Because several Portfolios participated there was no assurance that an individual Portfolio would have access to the entire $50 million at any particular time. Interest is charged to each Portfolio based on its borrowings at an amount above the Federal Funds rate. In addition, a facility fee is computed at an annual rate of 0.10% on the line of credit and was allocated among the Portfolios. From June 14, 2010 through October 31, 2010 none of the Portfolios’ utilized the line of credit.

Prior to June 14, 2010 the Fund participated in a $50 million line of credit agreement with State Street Bank and Trust. Borrowings would be made solely to facilitate the handling of redemptions or unusual or unanticipated short-term cash requirements. Because several Portfolios participated there was no assurance that an individual Portfolio would have access to the entire $50 million at any particular time. Borrowings for International Equity were limited to the lesser of the remaining available credit or 25% of net assets. Borrowings for Institutional Emerging Markets and Frontier Emerging Markets were limited to the lesser of the remaining available credit or 15% of net assets. Interest was charged to each Portfolio based on its borrowings at an amount above the Federal Funds rate. In addition, a commitment fee computed at an annual rate of 0.10% on the line of credit that was allocated among the Portfolios. During the year ended October 31, 2010, International Equity Portfolio had borrowings on one day with a maximum balance of $2,365,583 at an average weighted interest rate of 1.48% and Institutional Emerging Markets had borrowings on six days with a maximum balance of $7,139,883, at an average weighted interest rate of 1.43%.

Harding, Loevner Funds, Inc.

Notes to Financial Statements

October 31, 2010

12. Recently Issued Accounting Pronouncements

On January 21, 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2010-06, Improving Disclosures about Fair Value Measurements (“ASU 2010-06”). ASU 2010-06 amends Accounting Standards Codification 820 (“ASC 820”), Fair Value Measurements and Disclosures (formerly FASB Statement No. 157). Specifically, ASU 2010-06 requires entities to disclose a) the amounts of significant transfers between Level 1 and Level 2 of the fair value hierarchy and the reasons for these transfers, b) the reasons for any transfers in or out of Level 3 and c) information in the reconciliation of recurring Level 3 measurements about purchases, sales, issuances and settlements on a gross basis. In addition, ASU 2010-06 clarifies the requirement for entities to disclose information about both the valuation techniques and inputs used in estimating Level 2 and Level 3 fair value measurements. Except for the requirement to disclose information about purchases, sales, issuances and settlements in the reconciliation of recurring Level 3 measurements on a gross basis, all ASU 2010-06 disclosure requirements are effective for financial statements issued for interim and annual reporting periods beginning after December 15, 2009. The requirement to separately disclose purchases, sales, issuances and settlements of recurring Level 3 measurements is effective for financial statements issued for interim and annual reporting periods beginning after December 15, 2010. At this time, management is evaluating the implications of ASU 2010-06 and the impact it will have to the Portfolios’ financial statement disclosures.

13. Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact, for purposes of recognition or disclosure in the financial statements, through the date the report was issued.

Harding, Loevner Funds, Inc.

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholders

Harding, Loevner Funds, Inc.

We have audited the accompanying statements of net assets of the Harding, Loevner Funds, Inc. (comprising, the Global Equity Portfolio, International Equity Portfolio, Institutional Emerging Markets Portfolio, and Frontier Emerging Markets Portfolio), (collectively the “Portfolios”) as of October 31, 2010, and the related statements of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2010, by correspondence with the custodian and brokers or other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned Portfolios of the Harding, Loevner Funds, Inc. as of October 31, 2010, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania

December 17, 2010

Harding, Loevner Funds, Inc.

Supplemental Tax Information

(unaudited)

During the year ended October 31, 2010, none of the Portfolios designated a percentage of distributions from net investment income as qualifying for the dividend received deduction for corporations.

International Equity, Institutional Emerging Markets, and Frontier Emerging Markets paid qualifying foreign taxes of $571,310, $484,184, and $24,352, and earned $4,005,407, $2,261,549, and $189,255 from foreign source income during the year ended October 31, 2010, respectively. Pursuant to Section 853 of the Internal Revenue Code, International Equity, Institutional Emerging Markets, and Frontier Emerging Markets designated $0.0952, $0.1006, and $0.0211 per share as income earned from foreign sources for the year ended October 31, 2010, respectively.

Global Equity, International Equity, Institutional Emerging Markets, and Frontier Emerging Markets had qualifying dividend income of $1,409,148, $6,289,182 $3,151,588 and $191,075 respectively during the year ended October 31, 2010.

Pursuant to Section 852 of the Internal Revenue Code, Global Equity designated $1,052,136 as long term capital gain dividends for the year ended October 31, 2010.

Harding, Loevner Funds, Inc.

Directors and Principal Officers of the Fund

Disinterested Directors:

Name, Address and Age	Position with the Fund	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen By Director	Other Directorships
William E. Chapman, II c/o Harding Loevner LP 50 Division Street Fourth Floor Somerville, NJ 08876 Age, 69	Director	Indefinite; Director since 2008; Chairperson of the Audit Committee since 2009	President and Owner, Longboat Retirement Planning Solutions (1998- present); Trustee of Bowdoin College (2002- present); Hewitt Associates, LLC (part time) (provider of retirement and investment education seminars) (2000 -2009)	6	Trustee of Third Avenue Trust (5 portfolios); Trustee of Third Avenue Variable Trust (1 portfolio); Trustee of Aston Funds (26 Portfolios); Trustee of The Managers Funds, Managers AMG Funds, Managers Trust I and Managers Trust II (33 portfolios)
R. Kelly Doherty c/o Harding Loevner LP 50 Division Street Fourth Floor Somerville, NJ 08876 Age, 52	Director	Indefinite; Director since 2004	Cayman Partners (private investment vehicles), Managing Partner, 1999 –present.	6	Morristown Memorial Hospital; The Peck School

Harding, Loevner Funds, Inc.

Directors and Principal Officers of the Fund

Name, Address and Age	Position with the Fund	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen By Director	Other Directorships
Charles Freeman c/o Harding Loevner LP 50 Division Street Fourth Floor Somerville, NJ 08876 Age, 46	Director	Indefinite; Director since 2008	Center for Strategic and International Studies, Freeman Chair in China Studies, 2007 – present; China Alliance (legal and government relations group), Managing Director, 2005 – 2007; Assistant U.S. Trade Representative, prior to 2005.	6	National Committee for U.S. – China Relations
Jane A. Freeman c/o Harding Loevner LP 50 Division Street Fourth Floor Somerville, NJ 08876 Age, 57	Director	Indefinite; Director since 1996; Chairperson of the Audit Committee 2005-2008 and Lead Independent Director since 2008	Scientific Learning Corporation (Education Software), Executive Vice President and Chief Financial Officer, 1/00 – 2008; Treasurer and Vice President, Finance & Business Development, 1999 – 2000.	6	Taproot Foundation (Non- Profit), Director, 2010- present
Samuel R. Karetsky c/o Harding Loevner LP 50 Division Street Fourth Floor Somerville, NJ 08876 Age, 65	Director	Indefinite; Director since 1998; member of the audit committee since 1998	The Karetsky Group LLC (Advisory Firm), Managing Member, 2003 -present; Wetherby Asset Management, Wealth Manager, 2004 – present; European Investors Inc., Managing Director, 1998 - 2002.	6	None

Harding, Loevner Funds, Inc.

Directors and Principal Officers of the Fund

Name, Address and Age	Position with the Fund	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen By Director	Other Directorships
Eric Rakowski c/o Harding Loevner LP 50 Division Street Fourth Floor Somerville, NJ 08876 Age, 52	Director	Indefinite; Director since 2008	University of California at Berkeley School of Law, Professor, 1990 – present.	6

Trustee of Third Avenue Trust (5 portfolios); Trustee of Third Avenue Variable Trust (1 portfolio); Trustee of The Managers Funds, Managers AMG Funds, Managers Trust I and Managers Trust II (33 portfolios)

Interested Director:
David R. Loevner Harding Loevner LP 50 Division Street, Fourth Floor Somerville, NJ 08876 Age, 56	Director, President and Chairman of the Board of Directors	Indefinite; Director, President and Chairman of the Board since 1996	Harding Loevner LP, President and Chief Executive Officer 1989 – present; Parks Tennant Corporation (real estate), President, 2001 - present.	6	Director, Harding, Loevner Funds, plc (4 portfolios)
Jennifer M. Borggaard Affiliated Managers Group, Inc. 600 Hale Street Prides Crossing, MA 01965 Age, 41	Director	Indefinite; Director since 2008	Affiliated Managers Group, Inc. (“AMG”) (asset management firm), Senior Vice President, 2007 – present, Vice President, 2004 – 2007, Director and Senior Counsel, 2001 –2004.	6	Beautel, Goodman & Company LTD; Genesis Asset Managers, LLP- Member of the Governing Board; Montrusco Bolton Investments Inc.; Arrow Bidco Ltd.

Harding, Loevner Funds, Inc.

Directors and Principal Officers of the Fund

Principal Officers of the Fund

Name, Address and Age	Position with the Fund	Term of Office and Length of Time Served[w]	Principal Occupation During Past Five Years
Richard Reiter Harding Loevner LP 50 Division Street, Fourth Floor Somerville, NJ 08876 Age, 44	Vice President	1 year; Vice President since 2007	Harding Loevner LP, Chief Operating Officer, 1996 – present.
Susan Mosher Foreside Compliance Services, LLC Three Canal Plaza, Suite 100 Portland, ME 04101 Age, 55	Chief Compliance Officer of the Funds	1 year; Chief Compliance Officer since 2010

Foreside Alternative Investment Services, LLC, President, 2009 - present; Coast Asset Management, LLC, Chief Compliance Officer, 2007 - 2009; Investors Bank & Trust Company, Senior Director and Chief Counsel/Director, 1995 - 2007.

Charles S. Todd Foreside Management Services, LLC Three Canal Plaza, Suite 100 Portland, ME 04101 Age, 39	Chief Financial Officer and Treasurer	1 year; Chief Financial Officer and Treasurer since 2010

Foreside Management Services, LLC, Director/Treasurer and Principal Financial Officer, 2008 – Present; JPMorgan Investor Services Co., Vice President within the Fund Administration Department, formerly serving as Assistant Vice President, 2000 –2008.

Patrick Keniston Foreside Compliance Services, LLC Three Canal Plaza, Suite 100 Portland, ME 04101 Age, 46	Anti-Money Laundering Compliance Officer	1 year; Anti-Money Laundering Compliance Officer since 2010	Foreside Compliance Services, LLC, Director, 2008 - present; Citi Fund Services Ohio, Inc., Vice President, 2005 - 2008; Citigroup Global Transaction Services, Attorney, 2001 - 2005.
Thomas A. Dula The Northern Trust Company 50 South LaSalle Street Chicago, IL 60603 Age, 36	Assistant Treasurer	1 year; Assistant Treasurer since 2010	The Northern Trust Company, Vice President and Client Service Delivery Manager, 2010 - present, Relationship Manager, 2009 - 2010, and Institutional Trust Account Administrator, 2004 - 2009.

w Officers are elected to hold such office until their successor is elected and qualified to carry out the duties and responsibilities of their office, or until he or she resigns or is removed from office.

The Fund’s Statement of Additional Information contains available, without charge, upon request, by calling 1-877-435-8105.

Harding, Loevner Funds, Inc.

Directors and Principal Officers of the Fund

Name, Address and Age	Position with the Fund	Term of Office and Length of Time Served[w]	Principal Occupation During Past Five Years
Owen T. Meacham The Northern Trust Company 50 South LaSalle Street Chicago, IL 60603 Age, 39	Secretary	1 year; Secretary since 2010	The Northern Trust Company, Vice President and Senior Regulatory Administration Attorney, 2007 - present; ABN AMRO Asset Management, Product Strategy and Development Manager, 2005 - 2007.
Puran Dulani Harding Loevner LP 50 Division Street, Fourth Floor Somerville, NJ 08876 Age, 52	Assistant Treasurer	1 year; Assistant Treasurer since 2010; Treasurer and Chief Financial Officer from 2007 to 2010	Harding Loevner LP, Chief of Operations and Accounting, 2002 – present.
Lori M. Renzulli Harding Loevner LP 50 Division Street Fourth Floor Somerville, NJ 08876 Age, 44	Assistant Secretary	1 year, Assistant Secretary since 2008	Harding Loevner LP, Chief Counsel and Chief Compliance Officer, 2006 - present; MetLife, Director, Corporate Ethics and Compliance, 2006; CitiStreet Retirement Services, Vice President and Counsel, 1989 - 2005.
Shanna Palmersheim The Northern Trust Company 50 South LaSalle Street Chicago, IL 60603 Age, 33	Assistant Secretary	1 year; Assistant Secretary since 2010	The Northern Trust Company, Second Vice President and Regulatory Administration Attorney, 2008 – Present; Peregrine Financial Group, Associate Counsel, 2007 – 2008; Harley-Davidson Financial Services, Senior Treasury Analyst, 2005 – 2007; Paul McAndrew Law Firm, Law Clerk, 2004 – 2005; State Street Corporation, Senior Accountant, 1999 – 2002.

Harding, Loevner Funds, Inc.

Supplemental Information

(unaudited)

Quarterly Form N-Q Portfolio Schedule

Each Portfolio will file its complete schedule of investments with the SEC on Form N-Q at the end of the first and third fiscal quarters within 60 days of the end of the quarter to which it relates. The Portfolios’ Form N-Q will be available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room whose telephone number is 1-800-SEC-0330. Additionally, they are available upon request by calling 1-877-435-8105.

Proxy Voting Record

The Fund’s proxy voting record relating to the Portfolios’ securities during the most recent 12-month period ended June 30 is available on the Fund’s website at www.hardingloevnerfunds.com and on the SEC’s website at www.sec.gov, on Form N-PX.

Proxy Voting Policies and Procedures

A description of the Fund proxy voting policies and procedures are located in the Statement of Additional Information and is available without charge, upon request, by calling 1-877-435-8105 or on the SEC’s website at www.sec.gov.

Additional Information

The Adviser updates Fact Sheets for the Portfolios each calendar quarter, which are posted to the Fund’s website - www.hardingloevnerfunds.com. This information, along with the Adviser’s commentaries on its various strategies, is available without charge, upon request, by calling 1-877-435-8105.

Harding, Loevner Funds, Inc.

Officers & Directors and Other Pertinent Information

OFFICERS AND DIRECTORS

David R. Loevner

Director, President and Chairman of the Board of the Funds

Jane A. Freeman

Director of the Funds

Jennifer M. Borggaard

Director of the Funds

William E. Chapman II

Director of the Funds

R. Kelly Doherty

Director of the Funds

Charles Freeman

Director of the Funds

Samuel R. Karetsky

Director of the Funds

Eric Rakowski

Director of the Funds

Charles S. Todd

Chief Financial Officer and Treasurer of the Funds

Susan Mosher

Chief Compliance Officer of the Funds

Richard Reiter

Vice President of the Funds

Owen T. Meacham

Secretary of the Funds

Patrick Kenniston

Anti-Money Laundering Compliance Officer of the Funds

Thomas A. Dula

Assistant Treasurer of the Funds

Puran Dulani

Assistant Treasurer of the Funds

Shanna Palmersheim

Assistant Secretary of the Funds

Lori Renzulli

Assistant Secretary of the Funds

Harding, Loevner Funds, Inc.

Investment Advisor

Administrator, Custodian, Fund Accountant, Transfer Agent and Dividend Disbursing Agent

Harding, Loevner Funds, Inc.
c/o Northern Trust
Attn: Funds Center C5S
801 South Canal Street
Chicago, IL 60607

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036-6797

Distributor

Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202-5210

Independent Registered Accounting Firm

KPMG LLP
1601 Market Street
Philadelphia, PA 19103-2499

This report is intended for shareholders of Harding, Loevner Funds, Inc. It may not be used as sales literature unless preceded or accompanied by the current Prospectus, which gives details about charges, expenses, investment objectives, risks and policies of the Portfolios.

HARDING · LOEVNER®

Individual Investors

Annual Report
October 31, 2010

Harding, Loevner Funds, Inc.

c/o Northern Trust
Attn: Funds Center C5S
801 South Canal Street
Chicago, IL 60607

(877) 435-8105
www.HardingLoevnerFunds.com

Harding, Loevner Funds, Inc.

For use only when preceded or accompanied by a prospectus. Read the prospectus carefully before you invest or send money.

Harding, Loevner Funds, Inc.

Expense Example

October 31, 2010 (unaudited)

As a shareholder of a Harding Loevner Portfolio, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares; and (2) ongoing costs, including management fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on May 1, 2010 and held for the entire six month period from May 1, 2010 to October 31, 2010 for the Global Equity Portfolio—Advisor Class, International Equity Portfolio—Investor Class, International Small Companies Portfolio—Investor Class and Emerging Markets Portfolio.

Actual Expenses

The first line under each Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Portfolio under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line under each Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on each Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under each Portfolio in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value May 1, 2010	Ending Account Value October 31, 2010	Annualized Expense Ratio	Expenses Paid During Period* (May 1, 2010 to October 31, 2010)
Global Equity Portfolio—Advisor Class
Actual	$1,000.00	$1,053.86	1.19%	$6.16
Hypothetical (5% annual return before expenses)	1,000.00	1,019.21	1.19%	6.06
International Equity Portfolio—Investor Class
Actual	1,000.00	1,095.38	1.25%	6.60
Hypothetical (5% annual return before expenses)	1,000.00	1,018.90	1.25%	6.36
International Small Companies Portfolio—Investor Class
Actual	1,000.00	1,110.77	1.75%	9.31
Hypothetical (5% annual return before expenses)	1,000.00	1,016.38	1.75%	8.89
Emerging Markets Portfolio
Actual	1,000.00	1,113.11	1.58%	8.42
Hypothetical (5% annual return before expenses)	1,000.00	1,017.24	1.58%	8.03

* Expenses are calculated using each Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (184 days), and divided by the number of days in the year (365 days).

Harding, Loevner Funds, Inc.

Global Equity Portfolio (Advisor Class) — Overview

(unaudited)

October 31, 2010

Hypothetical Comparison Of Changes In Value Of $10,000 Investment In Harding, Loevner Funds, Inc. -

Global Equity Portfolio And The Lipper Global Equity Fund Index

(Net Dividends Reinvested)

And The MSCI All Country World Index (Net Dividend)

	Returns for the Year Ended October 31, 2010
	Cumulative Total Returns			Average Annualized Total Return
FUND NAME	Last 12 Months	5 YR	10 YR	5 YR	10 YR
Global Equity Portfolio—Advisor Class (Inception date 12/1/96)	16.07%	39.38%	47.02%	6.87%	3.93%
MSCI All Country World Index (Net Dividends)	14.10%	19.80%	24.52%	3.68%	2.22%
Lipper Global Equity Fund Index	15.28%	20.31%	26.82%	3.77%	2.40%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance current to the most recent month end may be lower or higher than the performance quoted and may be obtained by visiting the website at www.hardingloevnerfunds.com.

Investment return reflects voluntary fee waivers in effect. Absence such waivers, total return would be reduced. The performance provided does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions.

3

Harding, Loevner Funds, Inc.

Global Equity Portfolio (Advisor Class) - Overview

(unaudited)

October 31, 2010

The Global Equity Portfolio gained 16.07% for the fiscal year ending October 31, 2010. In comparison, its benchmark, the MSCI All Country World Index, rose 14.10%.

Consistent with its investment objectives and policies, the Portfolio was invested in the securities of global companies that exhibit the fundamental characteristics of sustainable growth, financial strength, management quality, and durable competitive advantage. The Portfolio’s relative outperformance derived from both stock selection and the resulting sector allocations. Our continued bias against—and resulting small weighting in—the Financials sector was the biggest contributor from sector allocation, and our preference for Emerging Markets-oriented banks, which translated as good stock selection, augmented that contribution. We also saw excellent performance within the Health Care sector, including from diabetes specialists Novo Nordisk and Fresenius, and from Genzyme and Talecris Biotherapeutics, both of which are the subject of ongoing acquisition bids from other Health Care companies. In addition, our Consumer Discretionary and Information Technology holdings made positive contributions. The main detractor was the Portfolio’s dreadful relative performance within Consumer Staples and Materials. The former was due to poor returns from two agriculture-related stocks, Bunge and Olam (sold early in the year), as well as Walgreen. Disappointing performance from Monsanto hurt returns in Materials.

Geographically, the Portfolio enjoyed strong relative returns in Europe, both in the eurozone and in the non-European Monetary Union countries. Good stock selection in these regions was due in large part to our preference for multinational consumer-oriented companies—such as Swatch Group, LVMH Moët Hennessy, and L’Oréal—and to a small weighting in domestically-oriented Financials. We also enjoyed strong stock selection in Japan, led by robot manufacturer Fanuc. Our stocks in the US lagged, however, especially Adobe Systems and the aforementioned Monsanto and Walgreen. The US holdings outperformed the benchmark Index overall, however, so the Portfolio’s large overweight in the US was beneficial.

Past performance does not guarantee future results.

The Portfolio invests in foreign securities, which will involve greater volatility and political, economic, and currency risks and differences in accounting methods. It also invests in emerging markets, which involve unique risks, such as exposure to economies less diverse and mature than the U.S. or other more established foreign markets. Economic and political instability may cause larger price changes in emerging markets securities than other foreign securities. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investment by the Portfolio in lower rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities.

Please see the Statement of Net Assets on page 5 for fund holdings as of October 31, 2010. Fund holdings and sector allocations are subject to change and are not recommendations to buy or sell any security.

The MSCI All Country World Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global developed and emerging markets. The Index consists of 45 developed and emerging market countries. The Index is net of foreign withholding taxes on dividends. You cannot invest directly in this Index.

4

Harding, Loevner Funds, Inc.

Global Equity Portfolio

Statement of Net Assets

October 31, 2010

Industry	Percentage of Net Assets

Agriculture	1.1%
Apparel	3.0
Banks	9.2
Beverages	0.9
Biotechnology	2.4
Chemicals	8.6
Commercial Services	2.1
Computers	6.1
Cosmetics/Personal Care	8.5
Distribution/Wholesale	3.0
Diversified Financial Services	2.0
Electrical Components & Equipment	2.7
Electronics	1.8
Food	2.2
Healthcare - Products	2.6
Holding Companies - Diversified	0.9
Internet	8.2
Machinery - Diversified	2.4
Media	1.1
Miscellaneous Manufacturing	1.8
Mutual Funds	1.4
Office/Business Equipment	1.0
Oil & Gas	4.1
Oil & Gas Services	1.9
Pharmaceuticals	4.1
Retail	8.9
Software	6.5
Telecommunications	1.4

Total Investments	99.9
Other Assets Less Liabilities	0.1

Net Assets	100.0%

See Notes to Financial Statements

5

Harding, Loevner Funds, Inc.

Global Equity Portfolio

Statement of Net Assets

October 31, 2010 (continued)

	Shares	Value (1)
Common Stocks - 98.4%

Australia - 0.9%
Cochlear Ltd. (Healthcare - Products)	19,930	$1,386,950

Austria - 0.8%
Erste Group Bank AG (Banks)	27,900	1,258,192

Bermuda - 1.1%
Bunge Ltd. (Agriculture)	27,870	1,674,151

Canada - 0.9%
Encana Corp. (Oil & Gas)	47,090	1,328,880

China - 0.9%
China Merchants Holdings International Co., Ltd. (Holding Companies - Diversified)	398,000	1,393,225

Denmark - 1.4%
Novo Nordisk AS, Class B (Pharmaceuticals)	19,500	2,048,261

France - 7.5%
Air Liquide SA (Chemicals)	18,737	2,428,390
Dassault Systemes SA (Software)	32,450	2,487,213
L’Oreal SA (Cosmetics/Personal Care)	29,910	3,514,166
Schlumberger Ltd. (Oil & Gas Services)	40,590	2,836,835

		11,266,604

Germany - 1.5%
Hamburger Hafen und Logistik AG (Commercial Services)	39,100	1,713,139
Qiagen NV (Healthcare - Products)*	27,278	517,652

		2,230,791

Hong Kong - 3.0%
Li & Fung Ltd. (Distribution/Wholesale)	855,800	4,538,696

India - 1.8%
ICICI Bank Ltd. - Sponsored ADR (Banks)	51,300	2,697,354

Indonesia - 1.4%
Bank Central Asia Tbk PT (Banks)	2,654,000	2,080,752

Israel - 0.7%
Teva Pharmaceutical Industries Ltd. - Sponsored ADR (Pharmaceuticals)	21,600	1,121,040

Japan - 9.2%
ABC-Mart, Inc. (Retail)	37,000	1,258,398
Canon Inc. - Sponsored ADR (Office/Business Equipment)	31,200	1,435,200
Fanuc Ltd. (Machinery - Diversified)	24,900	3,623,180

See Notes to Financial Statements

6

Harding, Loevner Funds, Inc.

Global Equity Portfolio

Statement of Net Assets

October 31, 2010 (continued)

	Shares	Value (1)

Japan - 9.2% - (continued)
Keyence Corp. (Electronics)	10,760	$2,652,654
M3 Inc. (Internet)	327	1,497,550
Unicharm Corp. (Cosmetics/Personal Care)	89,400	3,407,241

		13,874,223

Mexico - 0.9%
Coca-Cola Femsa SAB de CV - Sponsored ADR (Beverages)	17,500	1,390,725

Russia - 1.3%
Gazprom OAO - Sponsored ADR (Oil & Gas)	72,200	1,580,611
Wimm-Bill-Dann Foods OJSC - ADR (Food)	13,456	341,244

		1,921,855

South Africa - 0.9%
Sasol Ltd. (Oil & Gas)	31,730	1,429,061

Switzerland - 9.0%
Lonza Group AG, Reg S (Chemicals)	29,700	2,604,943
Nestle SA - Sponsored ADR, Reg S (Food)	53,255	2,921,037
Novartis AG, Reg S (Pharmaceuticals)	29,620	1,717,712
Sonova Holding AG, Reg S (Healthcare - Products)	17,980	2,084,037
Swatch Group AG, Bearer (Retail)	11,070	4,234,867

		13,562,596

United Kingdom - 5.3%
Autonomy Corp. plc (Software)*	55,800	1,308,054
RPS Group plc (Commercial Services)	460,000	1,514,430
Standard Chartered plc (Banks)	118,300	3,424,391
WPP plc (Media)	143,370	1,669,566

		7,916,441

United States - 49.9%
3M Co. (Miscellaneous Manufacturing)	31,670	2,667,247
Abbott Laboratories (Pharmaceuticals)	26,380	1,353,822
Adobe Systems Inc. (Software)*	41,690	1,173,574
Amazon.com, Inc. (Internet)*	11,200	1,849,568
Apple Inc. (Computers)*	8,900	2,677,743
Charles Schwab Corp. (Diversified Financial Services)	84,700	1,304,380
Cisco Systems Inc. (Telecommunications)*	94,915	2,166,909
Citrix Systems, Inc. (Software)*	25,200	1,614,564
Coach Inc. (Apparel)	91,600	4,580,000
Colgate-Palmolive Co. (Cosmetics/Personal Care)	28,250	2,178,640
eBay Inc. (Internet)*	172,100	5,130,301
EMC Corp. (Computers)*	164,250	3,450,893
Emerson Electric Co. (Electrical Components & Equipment)	73,370	4,028,013
Exxon Mobil Corp. (Oil & Gas)	27,890	1,853,848

See Notes to Financial Statements

7

Harding, Loevner Funds, Inc.

Global Equity Portfolio

Statement of Net Assets

October 31, 2010 (continued)

	Shares	Value (1)

United States - 49.9% - (continued)
Genzyme Corp. (Biotechnology)*	28,300	$2,041,279
Google Inc., Class A (Internet)*	6,247	3,829,349
Greenhill & Co., Inc. (Diversified Financial Services)	21,600	1,677,672
JPMorgan Chase & Co. (Banks)	46,300	1,742,269
McDonald’s Corp. (Retail)	18,900	1,469,853
Monsanto Co. (Chemicals)	51,700	3,072,014
Oracle Corp. (Software)	109,210	3,210,774
Praxair Inc. (Chemicals)	20,520	1,874,297
Procter & Gamble Co. (Cosmetics/Personal Care)	57,600	3,661,632
Sigma-Aldrich Corp. (Chemicals)	47,600	3,018,792
Staples Inc. (Retail)	161,910	3,314,298
Talecris Biotherapeutics Holdings Corp. (Biotechnology)*	66,200	1,623,224
Teradata Corp. (Computers)*	79,000	3,109,440
Walgreen Co. (Retail)	91,900	3,113,572
Wells Fargo & Co. (Banks)	94,760	2,471,341

		75,259,308

Total Common Stocks (Cost $119,670,724)		148,379,105

Rights - 0.1%

United Kingdom - 0.1%
Standard Chartered PLC (Banks)*	14,787	124,508

Total Rights (Cost $88,560)		124,508

Cash Equivalent - 1.4%
Northern Institutional Funds - Diversified Assets Portfolio (Mutual Funds)	2,059,862	2,059,862

Total Cash Equivalent (Cost $2,059,862)		2,059,862

Total Investments — 99.9% (Cost $ 121,819,146)		$150,563,475

Summary of Abbreviations

ADR	American Depository Receipt
Reg S	Security sold outside United States without registration under the Securities Act of 1933.
(1) See Note 2 to Financial Statements.
* Non-income producing security.

See Notes to Financial Statements

8

Harding, Loevner Funds, Inc.

Global Equity Portfolio

Statement of Net Assets

October 31, 2010

Value (1)
Other Assets, Net of Liabilities - 0.1%
Cash	$2,315
Dividends and interest receivable	146,262
Foreign currency (cost $2,731)	3,017
Receivable for Fund shares sold	147,916
Tax reclaim receivable	38,957
Prepaid expenses	23,658
Payable to Investment Advisor	(123,550)
Payable for Fund shares redeemed	(11,861)
Other liabilities	(64,694)

162,020

Net Assets - 100%
Institutional Class
Applicable to 4,432,600 outstanding $.001 par value shares (authorized 200,000,000 shares)	$104,275,890

Net Asset Value, Offering Price and Redemption Price Per Share	$23.52

Advisor Class
Applicable to 1,978,267 outstanding $.001 par value shares (authorized 200,000,000 shares)	$46,449,605

Net Asset Value, Offering Price and Redemption Price Per Share	$23.48

Components of Net Assets as of October 31, 2010 were as follows:
Paid-in capital	$121,854,102
Accumulated undistributed net investment income	288,950
Accumulated net realized loss from investment transactions	(168,006)
Net unrealized appreciation on investments and on assets and liabilities denominated in foreign currencies	28,750,449

$150,725,495

See Notes to Financial Statements

9

Harding, Loevner Funds, Inc.

International Equity Portfolio (Investor Class) — Overview

(unaudited)

October 31, 2010

Hypothetical Comparison Of Changes In Value Of $10,000 Investment In Harding, Loevner Funds, Inc. -

International Equity Portfolio - Investor Class And The Lipper International Equity Fund Index

(Net Dividends Reinvested)

And The MSCI All Country World ex-US Index

	Returns for the Year Ended October 31, 2010
	Cumulative Total Returns			Average Annualized Total Return
FUND NAME	Last 12 Months	5 YR	Inception	5 YR	Inception
International Equity Portfolio—Investor Class (Inception date 09/30/05)	21.18%	45.21%	38.53%	7.75%	6.62%
MSCI All Country World ex-US (Net dividends)	12.65%	32.23%	27.81%	5.75%	4.94%
Lipper International Fund Index	12.98%	26.78%	22.87%	4.86%	4.13%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance current to the most recent month end may be lower or higher than the performance quoted and may be obtained by visiting the website at www.hardingloevnerfunds.com.

Investment return reflects voluntary fee waivers in effect. Absence such waivers, total return would be reduced. The performance provided does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions.

10

Harding, Loevner Funds, Inc.

International Equity Portfolio (Investor Class) - Overview

October 31, 2010

The International Equity Portfolio gained 21.18% for the fiscal year ending October 31, 2010. In comparison, its benchmark, the MSCI All Country World ex-US Index, rose 12.65%.

Consistent with its investment objectives and policies, the Portfolio was invested in the securities of non-US companies that exhibit the fundamental characteristics of sustainable growth, financial strength, management quality, and durable competitive advantage.

The Portfolio’s relative outperformance derived from both our stock selection and the resulting sector allocations. Our continued bias against—and consequent small weighting in—the Financials sector was the biggest contributor from sector allocation, while an even larger contribution came from stock selection due to our preference for Emerging Markets-oriented banks. We also saw good performance within the Consumer Discretionary sector (where luxury goods makers LVMH Moët Hennessy and Swatch Group were stand outs), in Information Technology (where ARM Holdings, Dassault Systemes, and Keyence were notables), within Industrials (especially from capital goods producers such as Japan’s Fanuc and Sweden’s Atlas Copco), and finally in Health Care (led by the diabetes specialists Fresenius and Novo Nordisk). These strong results were slightly offset by our underweight in the out-performing Materials sector, and by poor stock selection within both Materials and Consumer Staples.

Geographically, the Portfolio enjoyed strong relative returns in Europe, both in the eurozone and in the non-European Monetary Union countries. Good stock selection in these regions was due in large part to our preference for multinational consumer-oriented companies—such as Swatch, LVMH, WPP, and L’Oréal—and to a small weighting in domestically-oriented Financials. Our holdings in Japan also outperformed, led by robot manufacturer Fanuc. Portfolio returns were hurt, however, by lagging stocks within the top-performing region, Emerging Markets, as well as within Canada, whose resource-rich market nearly matched the returns of Emerging Markets.

Past performance does not guarantee future results.

The Portfolio invests in foreign securities, which will involve greater volatility and political, economic, and currency risks. It also invests in emerging markets, which involve unique risks, such as exposure to economies less diverse and mature than the U.S. or other more established foreign markets. Economic and political instability may cause larger price changes in emerging markets securities than other foreign securities. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investment by the Portfolio in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities. The portfolio invests in smaller companies which involve additional risks such as limited liquidity and greater volatility.

Please see the Statement of Net Assets on page 12 for fund holdings as of October 31, 2010. Fund holdings and sector allocations are subject to change and are not recommendations to buy or sell any security.

The MSCI All Country World ex-US Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global developed and emerging markets, excluding the US. The Index consists of 44 developed and emerging market countries. The Index is net of foreign withholding taxes on dividends. You cannot invest directly in this Index.

11

Harding, Loevner Funds, Inc.

International Equity Portfolio

Statement of Net Assets

October 31, 2010

Industry	Percentage of Net Assets

Agriculture	1.0%
Auto Parts & Equipment	1.2
Banks	10.0
Biotechnology	1.1
Chemicals	4.7
Computers	1.1
Cosmetics/Personal Care	4.0
Distribution/Wholesale	2.3
Electrical Components & Equipment	2.5
Electronics	2.8
Food	5.9
Healthcare - Products	6.5
Holding Companies - Diversified	3.8
Insurance	3.7
Internet	1.0
Leisure Time	1.3
Machinery - Construction & Mining	1.5
Machinery - Diversified	2.7
Media	4.5
Metal Fabrication/Hardware	1.0
Mutual Funds	7.6
Oil & Gas	7.8
Oil & Gas Services	1.6
Pharmaceuticals	3.5
Retail	4.3
Semiconductors	5.6
Software	5.9
Telecommunications	6.0

Total Investments	104.9
Liabilities Less Other Assets	(4.9)

Net Assets	100.0%

See Notes to Financial Statements

12

Harding, Loevner Funds, Inc.

International Equity Portfolio

Statement of Net Assets

October 31, 2010 (continued)

	Shares	Value (1)
Common Stocks - 93.5%

Australia - 2.2%
Cochlear Ltd. (Healthcare - Products)	92,900	$6,465,012
CSL Ltd. (Biotechnology)	209,800	6,755,622

		13,220,634

Austria - 1.9%
Erste Group Bank AG (Banks)	255,720	11,532,071

Bermuda - 1.0%
Bunge Ltd. (Agriculture)	103,380	6,210,037

Brazil - 0.2%
Petroleo Brasileiro SA - ADR (Oil & Gas)	43,988	1,500,871

Canada - 2.1%
Encana Corp. (Oil & Gas)	136,882	3,862,810
Imperial Oil Ltd. (Oil & Gas)	226,290	8,775,526

		12,638,336

Cayman Islands - 1.2%
Xinyi Glass Holdings Ltd. (Auto Parts & Equipment)	9,224,000	7,386,697

China - 1.1%
China Resources Enterprise Ltd. (Holding Companies - Diversified)	1,536,000	6,470,488

Denmark - 1.3%
Novo Nordisk A/S, Class B (Pharmaceuticals)	77,700	8,161,533

France - 16.3%
Air Liquide SA (Chemicals)	172,602	22,369,911
Dassault Systemes SA (Software)	280,700	21,514,964
L’Oreal SA (Cosmetics/Personal Care)	111,770	13,132,007
LVMH Moet Hennessy Louis Vuitton SA (Holding Companies - Diversified)	106,930	16,768,969
Schlumberger Ltd. (Oil & Gas Services)	143,000	9,994,270
Schneider Electric SA (Electrical Components & Equipment)	109,050	15,466,744

		99,246,865

Germany - 5.6%
Allianz SE, Reg S (Insurance)	121,500	15,219,880
Fresenius SE (Healthcare - Products)	125,768	11,099,696
QIAGEN NV (Healthcare - Products)*	415,470	7,884,341

		34,203,917

Hong Kong - 2.3%
Li & Fung Ltd. (Distribution/Wholesale)	2,652,200	14,065,821

See Notes to Financial Statements

13

Harding, Loevner Funds, Inc.

International Equity Portfolio

Statement of Net Assets

October 31, 2010 (continued)

	Shares	Value (1)

India - 1.8%
ICICI Bank Ltd. - Sponsored ADR (Banks)	206,300	$10,847,254

Indonesia - 1.8%
Telekomunikasi Indonesia Tbk PT - Sponsored ADR (Telecommunications)	265,540	10,725,161

Israel - 0.6%
Teva Pharmaceutical Industries Ltd. - Sponsored ADR (Pharmaceuticals)	75,360	3,911,184

Japan - 10.6%
Fanuc Ltd. (Machinery - Diversified)	111,900	16,282,483
Hoya Corp. (Electronics)	437,600	10,179,047
Jupiter Telecommunications Co., Ltd. (Media)	6,855	7,413,396
Keyence Corp. (Electronics)	28,765	7,091,412
M3 Inc. (Internet)	1,350	6,182,548
MISUMI Group Inc. (Metal Fabrication/Hardware)	297,600	6,353,761
Unicharm Corp. (Cosmetics/Personal Care)	294,700	11,231,700

		64,734,347

Mexico - 5.0%
America Movil SAB de CV, Series L - ADR (Telecommunications)	238,200	13,639,332
Wal-Mart de Mexico SAB de CV, Class V - Sponsored ADR (Retail)	609,840	16,715,714

		30,355,046

Panama - 1.3%
Carnival Corp. (Leisure Time)	178,500	7,705,845

Poland - 0.9%
Bank Pekao SA - GDR, Reg S (Banks)#	89,060	5,821,202

Russia - 1.7%
Gazprom OAO - Sponsored ADR (Oil & Gas)	484,270	10,601,696

Singapore - 0.9%
DBS Group Holdings Ltd. (Banks)	504,083	5,424,239

South Africa - 2.7%
MTN Group Ltd. (Telecommunications)	661,800	11,889,549
Sasol Ltd. (Oil & Gas)	95,641	4,307,494

		16,197,043

South Korea - 0.9%
Samsung Electronics Co., Ltd. - GDR, Reg S (Semiconductors)	16,920	5,655,780

Sweden - 1.5%
Atlas Copco AB, Class A (Machinery - Construction & Mining)	431,200	9,016,704

See Notes to Financial Statements

14

Harding, Loevner Funds, Inc.

International Equity Portfolio

Statement of Net Assets

October 31, 2010 (continued)

	Shares	Value (1)

Switzerland - 10.8%
Alcon Inc. (Healthcare - Products)	84,570	$14,184,080
Logitech International SA, Reg S (Computers)*	343,400	6,452,486
Lonza Group AG, Reg S (Chemicals)	74,000	6,490,431
Nestle SA - Sponsored ADR, Reg S (Food)	362,150	19,863,928
Roche Holding AG, Genusschein (Pharmaceuticals)	63,750	9,360,524
Swatch Group AG, Bearer (Retail)	25,380	9,709,208

		66,060,657

Taiwan - 0.9%
Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors)	2,834,125	5,822,190

United Kingdom - 16.9%
Admiral Group plc (Insurance)	273,300	7,137,944
ARM Holdings plc (Semiconductors)	2,907,100	17,063,729
Autonomy Corp. plc (Software)*	606,900	14,226,847
BG Group plc (Oil & Gas)	612,880	11,922,944
Standard Chartered plc (Banks)	563,810	16,320,424
Tesco plc (Food)	1,499,380	10,254,934
Unilever plc (Food)	205,725	5,933,212
WPP plc (Media)	1,720,320	20,033,390

		102,893,424

Total Common Stocks (Cost $435,258,637)		570,409,042

Preferred Stocks - 3.7%

Brazil - 2.8%
Itau Unibanco Holding SA - ADR (Banks)	412,600	10,133,456
Petroleo Brasileiro SA - Sponsored ADR (Oil & Gas)	211,300	6,590,447

		16,723,903

South Korea - 0.9%
Samsung Electronics Co., Ltd. - GDR, Reg S (Semiconductors)	23,200	5,691,213

Total Preferred Stocks (Cost $19,957,840)		22,415,116

Rights - 0.1%

United Kingdom - 0.1%
Standard Chartered plc (Banks)*	68,351	575,524

Total Rights (Cost $403,547)		575,524

See Notes to Financial Statements

15

Harding, Loevner Funds, Inc.

International Equity Portfolio

Statement of Net Assets

October 31, 2010 (continued)

Cash Equivalent - 7.6%
Northern Institutional Funds - Diversified Assets Portfolio (Mutual Funds)	46,293,164	46,293,164

Total Cash Equivalent (Cost $46,293,164)		46,293,164

Total Investments — 104.9% (Cost $ 501,913,188)		$639,692,846

Summary of Abbreviations

ADR	American Depository Receipt
GDR	Global Depositary Receipt
Reg S	Security sold outside United States without registration under the Securities Act of 1933.

(1)	See Note 2 to Financial Statements.

#	Security valued at fair value as determined in good faith under policies and procedures established by and under the supervision of the Portfolio’s Board of Directors.

*	Non-income producing security.

See Notes to Financial Statements

16

Harding, Loevner Funds, Inc.

International Equity Portfolio

Statement of Net Assets

October 31, 2010

Value (1)
Liabilities, Net of Other Assets - (4.9)%
Dividends and interest receivable	$665,290
Foreign currency (cost $533,862)	533,516
Receivable for Fund shares sold	2,254,726
Tax reclaim receivable	298,125
Prepaid expenses	8,076
Payable to Investment Advisor	(358,999)
Payable for investments purchased	(32,778,081)
Payable for Fund shares redeemed	(266,393)
Payable for distribution fees	(77,468)
Other liabilities	(156,901)

(29,878,109)

Net Assets - 100%
Institutional Class
Applicable to 34,011,256 outstanding $.001 par value shares (authorized 200,000,000 shares)	$493,349,666

Net Asset Value, Offering Price and Redemption Price Per Share	$14.51

Investor Class
Applicable to 8,050,174 outstanding $.001 par value shares (authorized 200,000,000 shares)	$116,465,071

Net Asset Value, Offering Price and Redemption Price Per Share	$14.47

Components of Net Assets as of October 31, 2010 were as follows:
Paid-in-capital	$473,875,065
Accumulated undistributed net investment income	2,516,364
Accumulated net realized loss from investment transactions	(4,367,531)
Net unrealized appreciation on investments and on assets and liabilities denominated in foreign currencies	137,790,839

$609,814,737

See Notes to Financial Statements

17

Harding, Loevner Funds, Inc.

International Small Companies Portfolio — Overview

(unaudited)

October 31, 2010

Hypothetical Comparison Of Changes In Value Of $10,000 Investment In Harding, Loevner Funds, Inc. -

International Small Companies Portfolio - Investor Class And The Lipper International Small Cap Index

(Net Dividends Reinvested)

And The MSCI All Country World ex-US Small Cap

	Returns for the Year Ended October 31, 2010
	Cumulative Total Returns		Average Annualized Total Return
FUND NAME	Last 12 Months	Inception	Inception
International Small Companies— Portfolio (Inception date 03/26/07)	21.93%	11.37%	3.04%
MSCI All Country World ex-US Small Cap	21.66%	-1.55%	-0.43%
Lipper International Small Cap Index	21.91%	-8.44%	-2.42%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance current to the most recent month end may be lower or higher than the performance quoted and may be obtained by visiting the website at www.hardingloevnerfunds.com.

Investment return reflects voluntary fee waivers in effect. Absence such waivers, total return would be reduced. The performance provided does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions.

18

Harding, Loevner Funds, Inc.

International Small Companies Portfolio (Individual) - Overview

October 31, 2010

The International Small Companies Portfolio gained 21.93% for the fiscal year ending October 31, 2010. In comparison, its benchmark, the MSCI All Country World ex-US Small Cap Index, rose 21.66%.

Consistent with its investment objectives and policies, the Portfolio was invested in the securities of non-US smaller capitalization companies that exhibit the fundamental characteristics of sustainable growth, financial strength, management quality, and durable competitive advantage.

The Portfolio’s modest outperformance was a result of our stock selection, which overcame the drag from sector and region allocations. Our strongest holdings this period were within Consumer Staples (including Vinda International in the household and personal products segment), Health Care (equipment and consumables providers Draegerwerk and Supermax Corporation), and Industrials (capital goods companies Asahi Diamond, Huber+Suhner, and NAK Sealing Tech). Stock selection was poor in Financials (mainly due to KAS Bank and FBD Holdings) and Materials (Stella Chemifa and C. Uyemura).

From a geographic perspective, our eurozone stocks were the standouts, especially in Germany (Draegerwerk) and Italy (food services company MARR). The Portfolio’s investments in Japan were also positive contributors overall, led by Asahi Diamond. Our holdings in Canada lagged, however, as GLV encountered difficulties in its European water treatment business.

The Portfolio’s underweight in the underperforming Financials sector boosted relative returns, but this was overcome by the negative impact of our overweight in the lagging Health Care sector and underweight in the surging Materials sector. Finally, while our overweight in the eurozone and underweight in Emerging Markets detracted, our underweight in Japan and overweight in the Pacific region outside Japan were both beneficial.

Past performance does not guarantee future results.

The Portfolio invests in foreign securities, which will involve greater volatility and political, economic, and currency risks. It also invests in emerging markets, which involve unique risks, such as exposure to economies less diverse and mature than the U.S. or other more established foreign markets. Economic and political instability may cause larger price changes in emerging markets securities than other foreign securities. The portfolio invests in smaller companies which involve additional risks such as limited liquidity and greater volatility.

Please see the Statement of Net Assets on page 20 for fund holdings as of October 31, 2010. Fund holdings and sector allocations are subject to change and are not recommendations to buy or sell any security.

The MSCI All Country World ex-US Small Cap Index is a free-float market capitalization index that is designed to measure small cap developed and emerging market equity performance. The Index consists of 44 developed and emerging markets countries and targeting companies market capitalization range of USD 170–4,200 million in terms of the company’s full market capitalization. The Index is net of foreign withholding taxes on dividends. You cannot invest directly in this Index.

19

Harding, Loevner Funds, Inc.

International Small Companies Portfolio

Statement of Net Assets

October 31, 2010

Industry	Percentage of Net Assets

Agriculture	1.6%
Auto Parts & Equipment	2.9
Banks	4.8
Beverages	1.5
Chemicals	7.3
Commercial Services	3.1
Computer Software & Processing	1.4
Computers	1.2
Cosmetics/Personal Care	2.7
Distribution/Wholesale	2.6
Diversified Financial Services	3.4
Electrical Components & Equipment	3.1
Electronics	5.0
Engineering & Construction	2.8
Environmental Control	0.8
Food	7.5
Gas	1.4
Hand/Machine Tools	2.4
Healthcare - Products	4.3
Healthcare - Services	3.3
Insurance	1.0
Leisure Time	1.3
Machinery - Diversified	4.8
Media	1.4
Mining	1.6
Miscellaneous Manufacturing	6.2
Mutual Funds	1.8
Oil & Gas Services	1.0
Packaging & Containers	1.2
Pharmaceuticals	2.2
Retail	3.0
Semiconductors	3.6
Shipbuilding	1.4
Telecommunications	1.7
Transportation	3.0
Trucking & Leasing	1.5

Total Investments	99.8
Other Assets Less Liabilities	0.2

Net Assets	100.0%

See Notes to Financial Statements

20

Harding, Loevner Funds, Inc.

International Small Companies Portfolio

Statement of Net Assets

October 31, 2010 (continued)

	Shares	Value (1)
Common Stocks - 96.7%

Australia - 5.6%
Bank of Queensland Ltd. (Banks)	15,680	$160,339
Bradken Ltd. (Engineering & Construction)	26,100	210,400
Imdex Ltd. (Mining)*	179,430	217,447
SAI Global Ltd. (Media)	45,897	197,012

		785,198

Austria - 2.0%
BWT AG (Environmental Control)	4,186	116,914
Semperit AG Holding (Miscellaneous Manufacturing)	3,830	167,878

		284,792

Brazil - 1.2%
Fleury SA (Healthcare - Services)*	12,900	166,912

Canada - 1.9%
GLV Inc., Class A (Machinery - Diversified)*	15,900	110,215
Laurentian Bank of Canada (Banks)	3,700	160,523

		270,738

China - 2.9%
Dalian Refrigeration Co., Ltd., Class B (Machinery - Diversified)	185,000	183,969
Vinda International Holdings Ltd. (Cosmetics/Personal Care)	170,000	221,223

		405,192

Denmark - 3.0%
NKT Holding A/S (Miscellaneous Manufacturing)	2,150	115,721
Topsil Semiconductor Materials (Semiconductors)*	1,050,000	301,664

		417,385

Finland - 2.3%
Vacon Oyj (Hand/Machine Tools)	3,377	176,041
Vaisala Oyj, Class A (Electronics)	4,633	142,554

		318,595

France - 3.9%
Boiron SA (Pharmaceuticals)	4,173	157,900
Rubis (Gas)	1,830	202,769
Touax SA (Transportation)	5,000	182,315

		542,984

Germany - 5.6%
Bijou Brigitte Modische Accessoires AG (Retail)	932	150,742
Carl Zeiss Meditec AG (Healthcare - Products)	9,770	169,974
Draegerwerk AG & Co. KGaA (Healthcare - Products)	654	47,239
Drillisch AG (Telecommunications)	28,510	243,526

See Notes to Financial Statements

21

Harding, Loevner Funds, Inc.

International Small Companies Portfolio

Statement of Net Assets

October 31, 2010 (continued)

	Shares	Value (1)

Germany - 5.6% - (continued)
Gerresheimer AG (Packaging & Containers)*	4,120	$162,969

		774,450

Hong Kong - 7.3%
Chen Hsong Holdings (Machinery - Diversified)	300,000	141,231
Chong Hing Bank Ltd. (Banks)	80,000	198,896
Pico Far East Holdings Ltd. (Commercial Services)	704,000	137,942
Vitasoy International Holdings Ltd. (Beverages)	238,000	207,640
Wasion Group Holdings Ltd. (Electronics)	180,000	131,012
Yip’s Chemical Holdings Ltd. (Chemicals)	170,000	202,872

		1,019,593

Indonesia - 2.5%
Bank Bukopin Tbk PT (Banks)	2,000,000	156,341
Wijaya Karya PT (Engineering & Construction)	2,320,000	187,227

		343,568

Ireland - 2.2%
FBD Holdings plc (Insurance)	17,066	145,762
Grafton Group plc (Dublin Stock Exchange) (Retail)	29,000	123,720
Grafton Group plc (London Stock Exchange) (Retail)	10,000	42,603

		312,085

Italy - 4.3%
Cembre S.p.A (Electrical Components & Equipment)	27,327	207,941
MARR S.p.A (Distribution/Wholesale)	18,163	197,066
SOL S.p.A (Chemicals)	29,541	195,270

		600,277

Japan - 11.5%
Asahi Diamond Industrial Co., Ltd. (Hand/Machine Tools)	9,000	159,443
ASKUL Corp. (Retail)	4,900	102,062
BML Inc. (Healthcare - Services)	5,400	134,317
C. Uyemura & Co., Ltd. (Chemicals)	3,000	105,291
Lintec Corp. (Chemicals)	8,300	185,615
Miura Co. Ltd. (Machinery - Diversified)	4,200	94,814
Nakanishi Inc. (Healthcare - Products)	1,800	193,239
Pigeon Corp. (Cosmetics/Personal Care)	5,200	154,695
Stella Chemifa Corp. (Chemicals)	3,800	164,502
Tsumura & Co. (Pharmaceuticals)	5,000	153,585
Vic Tokai Corp. (Computers)	18,000	164,102

		1,611,665

Malaysia - 4.2%
Coastal Contracts Berhad (Shipbuilding)	262,000	191,339
Supermax Corp. Berhad (Miscellaneous Manufacturing)	111,500	161,505

See Notes to Financial Statements

23

Harding, Loevner Funds, Inc.

International Small Companies Portfolio

Statement of Net Assets

October 31, 2010 (continued)

	Shares	Value (1)

Malaysia - 4.2% - (continued)
United Plantations Berhad (Agriculture)	41,500	$227,745

		580,589

Netherlands - 1.9%
Brunel International NV (Commercial Services)	3,527	108,246
KAS Bank NV - CVA (Diversified Financial Services)	9,238	161,753

		269,999

New Zealand - 1.3%
Sanford Ltd. (Food)	52,153	182,923

Singapore - 3.6%
Goodpack Ltd. (Trucking & Leasing)	129,000	203,900
KS Energy Services Ltd. (Oil & Gas Services)*	167,000	134,398
Tat Hong Holdings Ltd. (Distribution/Wholesale)	198,000	163,619

		501,917

South Korea - 4.0%
Binggrae Co., Ltd. (Food)	3,700	178,905
Han Kuk Carbon Co., Ltd. (Chemicals)	27,800	160,436
Samwha Capacitor Co., Ltd. (Electronics)	18,600	211,638

		550,979

Spain - 1.7%
Construcciones y Auxiliar de Ferrocarriles SA (Transportation)	412	232,087

Sweden - 4.3%
Industrial & Financial Systems, Class B (Computer Software & Processing)	13,736	195,357
Kabe Husvagnar AB, Class B (Miscellaneous Manufacturing)	12,600	200,878
Mekonomen AB (Auto Parts & Equipment)	6,300	198,418

		594,653

Switzerland - 4.8%
Huber & Suhner AG, Reg S (Electrical Components & Equipment)	3,800	231,278
Huegli Holding AG - Bearer (Food)	330	223,544
Lem Holding SA, Reg S (Electronics)	496	218,694

		673,516

Taiwan - 5.7%
Merida Industry Co., Ltd. (Leisure Time)	103,000	178,752
Nak Sealing Technologies Corp. (Auto Parts & Equipment)	135,000	203,451
Taiwan Paiho Ltd. (Miscellaneous Manufacturing)	192,559	214,336
Youngtek Electronics Corp. (Semiconductors)	75,188	203,185

		799,724

See Notes to Financial Statements

23

Harding, Loevner Funds, Inc.

International Small Companies Portfolio

Statement of Net Assets

October 31, 2010 (continued)

	Shares	Value (1)

Thailand - 1.2%
Khon Kaen Sugar Industry pcl, Reg S (Food)	403,800	$171,046

United Kingdom - 7.8%
Greggs plc (Food)	22,000	161,510
Hamworthy plc (Machinery - Diversified)	23,152	145,749
PayPoint plc (Diversified Financial Services)	27,697	141,895
Rathbone Brothers plc (Diversified Financial Services)	12,230	174,469
Robert Wiseman Dairies plc (Food)	24,451	127,877
RPS Group plc (Commercial Services)	54,860	180,612
Synergy Health plc (Healthcare - Services)	12,313	155,256

		1,087,368

Total Common Stocks (Cost $11,494,882)		13,498,235

Preferred Stocks - 1.3%

Germany - 1.3%
Draegerwerk AG & Co. KGaA (Healthcare - Products)	2,182	183,187

Total Preferred Stocks (Cost $100,186)		183,187

Warrants - 0.0%

Thailand - 0.0%
Khon Kaen Sugar Industry pcl, Expires 03/15/2013 (Food)*	28,380	3,427

Total Warrants (Cost $ — )		3,427

Cash Equivalent - 1.8%
Northern Institutional Funds - Diversified Assets Portfolio (Mutual Funds)	245,466	245,466

Total Cash Equivalent (Cost $245,466)		245,466

Total Investments — 99.8% (Cost $ 11,840,534)		$13,930,315

Summary of Abbreviations

Reg S      Security sold outside United States without registration under the Securities Act of 1933.

(1)	See Note 2 to Financial Statements.
*	Non-income producing security.

See Notes to Financial Statements

24

Harding, Loevner Funds, Inc.

International Small Companies Portfolio

Statement of Net Assets

October 31, 2010

Value (1)

Other Assets, Net of Liabilities - 0.2%
Dividends and interest receivable	$11,857
Foreign currency (cost $3,479)	3,614
Receivable for Fund shares sold	47,500
Tax reclaim receivable	10,085
Prepaid expenses	21,442
Payable to Investment Advisor	(13,938)
Payable for distribution fees	(4,125)
Payable for capital gains tax	(3,963)
Other liabilities	(38,105)

34,367

Net Assets - 100%
Applicable to 1,290,332 outstanding $.001 par value shares (authorized 400,000,000 shares)	$13,964,682

Net Asset Value, Offering Price and Redemption Price Per Share	$10.82

Paid-in capital	$12,435,122
Accumulated undistributed net investment income	46,011
Accumulated net realized loss from investment transactions	(603,400)
Net unrealized appreciation on investments and on assets and liabilities denominated in foreign currencies	2,086,949

$13,964,682

See Notes to Financial Statements

25

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio — Overview

(unaudited)

October 31, 2010

Hypothetical Comparison Of Changes In Value Of $10,000 Investment In Harding, Loevner Funds, Inc. -

Emerging Markets Portfolio And The Lipper Emerging Markets Funds Index

(Net Dividends Reinvested)

And The MSCI Emerging Markets Index

	Returns for the Year Ended October 31, 2010
	Cumulative Total Returns			Average Annualized Total Return
FUND NAME	Last 12 Months	5 YR	10 YR	5 YR	10 YR
Emerging Markets Portfolio (Inception date 11/9/98)	26.77%	82.56%	312.73%	12.79%	15.23%
MSCI Emerging Markets Index (Net dividend)	23.51%	100.41%	291.25%	14.92%	14.62%
Lipper Emerging Markets Fund Index	26.36%	86.36%	272.54%	13.26%	14.06%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance current to the most recent month end may be lower or higher than the performance quoted and may be obtained by visiting the website at www.hardingloevnerfunds.com.

Investment return reflects voluntary fee waivers in effect. Absence such waivers, total return would be reduced. The performance provided does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions.

26

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio - Overview

October 31, 2010

The Emerging Markets Portfolio gained 26.77% for the fiscal year ending October 31, 2010, as compared to a gain of 23.51% for its benchmark, the MSCI Emerging Markets Index.

Consistent with its investment objectives and policies, the Portfolio was invested in the securities of emerging markets companies that exhibit the fundamental characteristics of durable growth, financial strength, management quality, and sustainable competitive advantage.

The Portfolio’s outperformance derived in part from strong selection within four sectors (Financials, Health Care, Materials, and Telecom Services), where our focus on high-quality companies with, in our opinion, strong secular (as opposed to cyclical) growth trends served us well this period. Our sector weighting decisions were also beneficial, as over 25% of the Portfolio was held in the outperforming Consumer Staples and Consumer Discretionary sectors while we were underweight the lagging Energy sector.

Stock selection was strongest within Financials, where we enjoyed significant gains from well-capitalized banks in smaller countries such as Banco Santander Chile and Credicorp of Peru, Bancolombia of Colombia, and Bank Rakyat of Indonesia. These banks are experiencing falling levels of non-performing loans and are benefitting from solid growth in their domestic economies. Stock selection was the weakest in Industrials. Both China Communications Construction and Egypt’s Orascom Construction declined, as their results failed to live up to investors’ profit growth expectations.

From a geographic perspective, our approach to China—one of the worst-performing markets this period—was the most notable contributor to returns. Both our underweight and stock selection added value. China’s market is dominated by large, state-controlled enterprises, but we favored smaller, private-sector companies focused on the domestic market, a number of which were positive contributors, including New Oriental, Hengan International, Shandong Weigao, and Wumart.

Past performance does not guarantee future results.

The Portfolio invests in foreign securities, which will involve greater volatility and political, economic, and currency risks and differences in accounting methods. It also invests in emerging markets, which involve unique risks, such as exposure to economies less diverse and mature than the U.S. or other more established foreign markets. Economic and political instability may cause larger price changes in emerging markets securities than other foreign securities. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investment by the Portfolio in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities.

Please see the Statement of Net Assets on page 29 for fund holdings as of October 31, 2010. Fund holdings and sector allocations are subject to change and are not recommendations to buy or sell any security.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. The Index consists of 21 emerging market countries. The Index is net of foreign withholding taxes on dividends. You cannot invest directly in this Index.

27

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio

Statement of Net Assets

October 31, 2010

Industry	Percentage of Net Assets

Airlines	0.4%
Auto Parts & Equipment	0.7
Banks	19.1
Beverages	3.1
Beverages, Food & Tobacco	1.0
Building Materials	4.1
Chemicals	1.5
Commercial Services	4.3
Computers	1.3
Cosmetics/Personal Care	2.7
Distribution/Wholesale	1.1
Diversified Financial Services	0.6
Electric	0.9
Electrical Components & Equipment	2.7
Electronics	3.2
Engineering & Construction	1.3
Food	1.9
Food Retailers	0.2
Healthcare - Products	3.6
Home Furnishings	1.8
Insurance	2.5
Internet	1.3
Iron/Steel	0.4
Leisure Time	2.0
Media	0.6
Mining	3.0
Miscellaneous Manufacturing	0.6
Mutual Funds	3.0
Oil & Gas	8.7
Pharmaceuticals	3.1
Pipelines	1.1
Real Estate	1.0
Retail	3.0
Semiconductors	7.1
Telecommunications	8.0

Total Investments	100.9
Liabilities Less Other Assets	-0.9

Net Assets	100.0%

See Notes to Financial Statements

28

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio

Statement of Net Assets

October 31, 2010 (continued)

	Shares	Value (1)
Common Stocks - 93.0%

Argentina - 0.5%
Banco Macro SA - ADR (Banks)	210,497	$10,493,275

Brazil - 13.4%
Anhanguera Educacional Participacoes SA (Commercial Services)	1,743,882	34,563,797
Banco Bradesco SA - ADR (Banks)	2,172,202	45,181,802
Cyrela Brazil Realty SA Empreendimentos e Participacoes (Real Estate)	1,485,000	20,524,319
Hypermarcas SA (Pharmaceuticals)*	1,480,000	24,372,170
Natura Cosmeticos SA (Cosmetics/Personal Care)	1,188,900	34,052,479
Petroleo Brasileiro SA - ADR (Oil & Gas)	1,457,084	49,715,706
Usinas Siderurgicas de Minas Gerais SA (Iron/Steel)	611,800	8,923,508
Vale SA - Sponsored ADR (Mining)	1,856,200	59,658,268

		276,992,049

Cayman Islands - 1.3%
Tencent Holdings Ltd. (Internet)	1,133,000	26,070,393

Chile - 3.1%
Banco Santander Chile - ADR (Banks)	343,244	31,798,124
Sociedad Quimica y Minera de Chile SA - Sponsored ADR (Chemicals)	610,500	31,623,900

		63,422,024

China - 12.0%
Anhui Conch Cement Co., Ltd., Class H (Building Materials)	5,360,000	22,707,649
ASM Pacific Technology Ltd. (Semiconductors)	2,336,100	21,090,242
China Mobile Ltd. - Sponsored ADR (Telecommunications)	610,000	31,335,700
China Taiping Insurance Holdings Co., Ltd. (Insurance)*	6,721,600	24,674,909
CNOOC Ltd. - ADR (Oil & Gas)	108,300	22,626,036
Hengan International Group Co., Ltd. (Healthcare - Products)	4,397,000	41,763,853
Jiangsu Expressway Co., Ltd., Class H (Commercial Services)	25,884,000	31,058,602
New Oriental Education & Technology Group - Sponsored ADR (Commercial Services)*	219,500	23,567,715
Shandong Weigao Group Medical Polymer Co., Ltd., Class H (Healthcare - Products)	7,134,000	18,711,592
Wumart Stores Inc., Class H (Retail)	4,348,000	10,260,747

		247,797,045

Colombia - 1.5%
BanColombia SA - Sponsored ADR (Banks)	476,300	32,126,435

Czech Republic - 0.4%
Central European Media Enterprises Ltd., Class A (Media)*	341,000	7,860,050

Egypt - 0.8%
Orascom Construction Industries - GDR (Engineering & Construction)	363,200	16,837,718

Greece - 0.7%
Coca Cola Hellenic Bottling Co., SA (Beverages)	575,200	14,881,375

See Notes to Financial Statements

29

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio

Statement of Net Assets

October 31, 2010 (continued)

	Shares	Value (1)

Hong Kong - 1.1%
Li & Fung Ltd. (Distribution/Wholesale)	4,146,000	$21,988,121

Hungary - 0.5%
Richter Gedeon Nyrt. (Pharmaceuticals)	40,500	9,636,896

India - 8.9%
Ambuja Cements Ltd. (Building Materials)	9,697,400	30,554,104
Axis Bank Ltd. (Banks)	1,039,400	34,530,210
Bajaj Auto Ltd. (Leisure Time)	1,196,000	40,643,231
Dabur India Ltd. (Cosmetics/Personal Care)	9,820,000	22,041,145
HDFC Bank Ltd. - ADR (Banks)	147,597	25,528,377
Jain Irrigation Systems Ltd. (Miscellaneous Manufacturing)	2,290,000	11,951,634
NTPC Ltd. (Electric)	4,325,900	19,003,494

		184,252,195

Indonesia - 1.6%
Bank Rakyat Indonesia (Banks)	25,259,000	32,217,837

Luxembourg - 1.3%
Millicom International Cellular SA (Telecommunications)	275,700	26,081,220

Mexico - 8.5%
America Movil SAB de CV, Class L - ADR (Telecommunications)	1,062,547	60,841,464
Coca-Cola Femsa SAB de CV, Class F - ADR (Beverages, Food & Tobacco)	272,000	21,615,840
Grupo Aeroportuario del Sureste SAB de CV - ADR (Engineering & Construction)	209,598	10,563,739
Grupo Financiero Banorte SAB de CV, Class O (Banks)	5,001,840	21,332,287
Grupo Televisa SA - Sponsored ADR (Media)	250,100	5,614,745
Urbi Desarrollos Urbanos SAB de CV (Building Materials)*	6,778,500	14,441,049
Wal-Mart de Mexico SAB de CV, Class V - Sponsored ADR (Retail)	1,482,414	40,632,968

		175,042,092

Panama - 0.4%
Copa Holdings SA, Class A (Airlines)	174,900	8,872,677

Peru - 1.6%
Credicorp Ltd. (Banks)	266,600	33,559,608

Philippines - 0.4%
Philippine Long Distance Telephone Co. - Sponsored ADR (Telecommunications)	127,215	7,903,868

Poland - 1.0%
Bank Pekao SA (Banks)	304,861	19,928,228
Central European Distribution Corp. (Beverages)*	61,221	1,528,688

		21,456,916

See Notes to Financial Statements

30

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio

Statement of Net Assets

October 31, 2010 (continued)

	Shares	Value (1)

Russia - 6.5%
Gazprom OAO - Sponsored ADR (Oil & Gas)	1,679,785	$36,774,051
Lukoil OAO - Sponsored ADR (Oil & Gas)	629,894	35,179,580
Sberbank of Russia (Banks)	5,829,000	19,286,686
Wimm-Bill-Dann Foods OJSC - ADR (Food Retailers)	195,645	4,961,557
X5 Retail Group NV - GDR, Reg S (Food)*	925,985	38,812,235

		135,014,109

South Africa - 5.2%
Aspen Pharmacare Holdings Ltd. (Healthcare - Products)*	1,038,000	13,840,680
MTN Group Ltd. (Telecommunications)	2,132,700	38,314,959
Pretoria Portland Cement Co. Ltd. (Building Materials)	3,549,000	16,909,502
SABMiller plc (Beverages)	690,600	22,344,047
Standard Bank Group Ltd. (Banks)	1,044,033	15,370,465

		106,779,653

South Korea - 5.6%
Hankook Tire Co., Ltd. (Auto Parts & Equipment)	544,000	14,121,089
KB Financial Group Inc. - ADR (Diversified Financial Services)	266,337	11,958,531
LG Electronics Inc. (Electrical Components & Equipment)	180,500	15,933,742
Samsung Electronics Co., Ltd. - GDR, Reg S (Semiconductors)	143,080	47,826,777
Samsung Fire & Marine Insurance Co., Ltd. (Insurance)	155,700	26,743,988

		116,584,127

Taiwan - 9.3%
Delta Electronics Inc. (Electrical Components & Equipment)	9,405,751	38,924,260
Hon Hai Precision Industry Co., Ltd. (Electronics)	7,383,040	28,052,752
MediaTek Inc. (Semiconductors)	2,120,175	26,682,852
Quanta Computer Inc. (Computers)	14,184,000	26,055,673
Synnex Technology International Corp. (Electronics)	15,353,947	37,602,679
Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors)	16,404,637	33,700,319

		191,018,535

Thailand - 2.6%
PTT Exploration & Production pcl, Class F (Oil & Gas)	5,366,800	30,609,381
Siam Commercial Bank pcl (Banks)	6,567,300	22,451,933

		53,061,314

Turkey - 3.3%
Arcelik A/S (Home Furnishings)	6,629,700	36,507,292
Turkiye Garanti Bankasi A/S (Banks)	5,113,300	31,052,222

		67,559,514

See Notes to Financial Statements

31

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio

Statement of Net Assets

October 31, 2010 (continued)

	Shares	Value (1)

United Kingdom - 1.5%
Hikma Pharmaceuticals plc (Pharmaceuticals)	2,424,123	$30,525,280

Total Common Stocks (Cost $1,272,448,620)		1,918,034,326

Preferred Stocks - 4.5%

Brazil - 2.6%
Cia de Bebidas das Americas - ADR (Beverages)	189,000	26,316,360
Itau Unibanco Holding SA - ADR (Banks)	818,857	20,111,131
Petroleo Brasileiro SA - Sponsored ADR (Oil & Gas)	130,000	4,054,700
Vale SA - Sponsored ADR (Mining)	100,000	2,873,000

		53,355,191

Russia - 1.1%
AK Transneft OAO (Pipelines)	18,100	21,901,000

South Korea - 0.8%
Samsung Electronics Co., Ltd. - GDR, Reg S (Semiconductors)	69,359	17,014,519

Total Preferred Stocks (Cost $47,998,135)		92,270,710

Participation Notes - 0.5%

Saudi Arabia - 0.5%
Jarir Marketing Co., Issued by HSBC Bank plc, Maturity Date 6/4/12 (Retail)*	246,000	10,142,863

Total Participation Notes (Cost $10,376,242)		10,142,863

Cash Equivalent - 2.9%
Northern Institutional Funds - Diversified Assets Portfolio (Mutual Funds)	60,985,089	60,985,089

Total Cash Equivalent (Cost $60,985,089)		60,985,089

Total Investments — 100.9% (Cost $ 1,391,808,086)		$2,081,432,988

See Notes to Financial Statements

32

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio

Statement of Net Assets

October 31, 2010 (continued)

Summary of Abbreviations

ADR	American Depository Receipt
GDR	Global Depositary Receipt
Reg S	Security sold outside United States without registration under the Securities Act of 1933.

(1)  See Note 2 to Financial Statements.

*    Non-income producing security.

See Notes to Financial Statements

33

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio

Statement of Net Assets

October 31, 2010

Value (1)
Liabilities, Net of Other Assets - (0.9)%
Cash	$4,069
Dividends and interest receivable	1,773,329
Foreign currency (cost $506,932)	506,501
Receivable for Fund shares sold	4,383,231
Tax reclaim receivable	156,561
Prepaid expenses	4,284
Payable to Investment Advisor	(2,173,034)
Payable for investments purchased	(19,277,397)
Payable for Fund shares redeemed	(1,713,243)
Payable for capital gains tax	(1,661,182)
Other liabilities	(1,181,491)

(19,178,372)

Net Assets - 100%
Applicable to 41,170,671 outstanding $.001 par value shares (authorized 450,000,000 shares)	$2,062,254,616

Net Asset Value, Offering Price and Redemption Price Per Share	$50.09

Components of Net Assets as of October 31, 2010 were as follows:
Paid-in capital	$1,421,958,386
Accumulated undistributed net investment income	8,429,226
Accumulated net realized loss from investment transactions	(56,096,108)
Net unrealized appreciation on investments and on assets and liabilities denominated in foreign currencies	687,963,112

$2,062,254,616

See Notes to Financial Statements

34

Harding, Loevner Funds, Inc.

Statements of Operations

Year Ended October 31, 2010

	Global Equity Portfolio	International Equity Portfolio
Investment Income
Interest	$4,155	$3,227
Dividends (net of foreign withholding taxes of $68,211 and $673,069, respectively)	1,599,458	7,285,951

Total investment income	1,603,613	7,289,178

Expenses
Investment advisory fees (Note 3)	1,102,310	2,942,207
Administration fees (Note 3)	54,474	191,910
Distribution fees, Investor Class	—	180,796
Custody and accounting fees (Note 3)	81,441	212,260
Directors’ fees and expenses (Note 3)	11,796	42,252
Transfer agent fees and expenses (Note 3)	62,084	88,178
Printing and postage fees	16,467	40,876
State registration filing fees	17,037	36,486
Professional fees	63,719	96,776
Shareholder servicing fees (Note 3)	46,705	62,845
Other fees and expenses	19,584	52,397

Total Expenses	1,475,617	3,946,983

Less Waiver of investment advisory fee (Note 3)	(291,938)	(52,453)
Less Custodian credits (Note 3)	(1,362)	(11,658)

Net expenses	1,182,317	3,882,872

Net investment income	421,296	3,406,306

Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions	1,458,229	7,929,353
Foreign currency transactions	(132,241)	(725,149)

Net realized gain	1,325,988	7,204,204

Change in unrealized appreciation (depreciation) — Investments	13,564,331	78,078,060
Translation of assets and liabilities denominated in foreign currencies	4,778	47

Net change in unrealized appreciation	13,569,109	78,078,107

Net realized and unrealized gain	14,895,097	85,282,311

Net increase in net assets resulting from operations	$15,316,393	$88,688,617

See Notes to Financial Statements

35

Harding, Loevner Funds, Inc.

Statements of Operation (continued)

Year Ended October 31, 2010

	International Small Companies Portfolio	Emerging Markets Portfolio
Investment Income
Interest	$11	$91,791
Dividends (net of foreign withholding taxes of $25,605 and $4,269,374, respectively)	231,014	37,601,970

Total investment income	231,025	37,693,761

Expenses
Investment advisory fees (Note 3)	115,274	21,638,791
Administration fees (Note 3)	7,730	806,930
Distribution fees, Investor Class	23,055	—
Custody and accounting fees (Note 3)	51,019	1,305,069
Directors’ fees and expenses (Note 3)	999	190,935
Transfer agent fees and expenses (Note 3)	30,356	196,282
Printing and postage fees	2,596	417,235
State registration filing fees	13,813	40,611
Professional fees	32,506	342,046
Shareholder servicing fees (Note 3)	4,689	2,167,163
Other fees and expenses	7,427	210,871

Total Expenses	289,464	27,315,933

Less Waiver of investment advisory fee and reimbursement of other operating expenses (Note 3)	(127,940)	—
Less Custodian credits (Note 3)	(146)	(27,096)

Net expenses	161,378	27,288,837

Net investment income	69,647	10,404,924

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	(262,837)	111,097,356
Foreign currency transactions	(23,581)	(1,686,171)

Net realized gain (loss)	(286,418)	109,411,185

Change in unrealized appreciation (depreciation) —
Investments	2,359,588	300,597,854
Translation of assets and liabilities denominated in foreign currencies	1,511	58,073

Net change in unrealized appreciation	2,361,099	300,655,927

Net realized and unrealized gain	2,074,681	410,067,112

Net increase in net assets resulting from operations	$2,144,328	$420,472,036

See Notes to Financial Statements

36

Harding, Loevner Funds, Inc.

Statements of Changes in Net Assets

	Global Equity Portfolio

	Year Ended October 31, 2010	Year Ended October 31, 2009
Increase in Net Assets From Operations
Net investment income	$421,296	$187,248
Net realized gain (loss) on investments and foreign currency transactions	1,325,988	(1,603,345)
Net change in unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	13,569,109	16,795,335

Net increase in net assets resulting from operations	15,316,393	15,379,238

Distributions to Shareholders from:
Net investment income
Advisor Class	(50,029)	(140,635)
Institutional Class	(99,325)	—

Total distributions to shareholders	(149,354)	(140,635)

Transactions in shares of Common Stock
Proceeds from sale of shares
Advisor Class	28,868,395	29,033,478
Institutional Class(1)	100,707,733	—
Net Asset Value of shares issued to shareholders upon reinvestment of dividends
Advisor Class	93,525	76,577
Institutional Class(1)	50,029	—
Cost of shares redeemed
Advisor Class	(55,305,981)	(3,752,668)
Institutional Class(1)	(5,887,335)	—
Redemption fees
Advisor Class	2,461	6,503
Institutional Class(1)	219,316	—

Net increase in net assets from Fund share transactions	68,748,143	25,363,890

Net increase in net assets	83,915,182	40,602,493

Net Assets
At beginning of year	66,810,313	26,207,820

At end of year	$150,725,495	$66,810,313

Accumulated undistributed net investment income included in net assets	$288,950	$149,249

(1) The Institutional Class shares commenced operations on November 3, 2009.

See Notes to Financial Statements

37

Harding, Loevner Funds, Inc.

Statements of Changes in Net Assets (continued)

	International Equity Portfolio

	Year Ended October 31, 2010	Year Ended October 31, 2009
Increase in Net Assets From Operations
Net investment income	$3,406,306	$2,856,596
Net realized gain (loss) on investments and foreign currency transactions	7,204,204	(11,943,588)
Net change in unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	78,078,107	76,759,308

Net increase in net assets resulting from operations	88,688,617	67,672,316

Distributions to Shareholders from:
Net investment income
Investor Class	(290,844)	(160,740)
Institutional Class	(2,239,441)	(3,101,928)
Net realized gain (loss) from investments and foreign-currency related transactions
Investor Class	—	(2,318,758)
Institutional Class	—	(36,230,389)

Total distributions to shareholders	(2,530,285)	(41,811,815)

Transactions in shares of Common Stock
Proceeds from sale of shares
Investor Class	90,915,148	24,524,810
Institutional Class	248,771,466	37,754,041
Net Asset Value of shares issued to shareholders upon reinvestment of dividends
Investor Class	275,089	2,337,103
Institutional Class	2,164,593	38,985,473
Cost of shares redeemed
Investor Class	(28,647,976)	(5,664,340)
Institutional Class	(87,480,052)	(29,797,831)
Redemption fees
Investor Class	33,275	2,232
Institutional Class	41,527	9,202

Net increase in net assets from Fund share transactions	226,073,070	68,150,690

Net increase in net assets	312,231,402	94,011,191

Net Assets
At beginning of year	297,583,335	203,572,144

At end of year	$609,814,737	$297,583,335

Accumulated undistributed net investment income included in net assets	$2,516,364	$2,365,492

See Notes to Financial Statements

38

Harding, Loevner Funds, Inc.

Statements of Changes in Net assets (continued)

	International Small Companies Portfolio

	Year Ended October 31, 2010	Year Ended October 31, 2009
Increase in Net Assets From Operations
Net investment income	$69,647	$40,295
Net realized loss on investments and foreign currency transactions	(286,418)	(276,304)
Net change in unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	2,361,099	2,407,963

Net increase in net assets resulting from operations	2,144,328	2,171,954

Distributions to Shareholders from:
Net investment income
Investor Class	(37,613)	(35,907)

Total distributions to shareholders	(37,613)	(35,907)

Transactions in shares of Common Stock
Proceeds from sale of shares
Investor Class	6,382,332	1,954,457
Net Asset Value of shares issued to shareholders upon reinvestment of dividends
Investor Class	34,099	35,907
Cost of shares redeemed
Investor Class	(774,124)	(687,371)
Redemption fees
Investor Class	267	—

Net increase in net assets from Fund share transactions	5,642,574	1,302,993

Net increase in net assets	7,749,289	3,439,040

Net Assets
At beginning of year	6,215,393	2,776,353

At end of year	$13,964,682	$6,215,393

Accumulated undistributed net investment income included in net assets	$46,011	$37,558

See Notes to Financial Statements

39

Harding, Loevner Funds, Inc.

Statements of Changes in Net Assets (continued)

	Emerging Markets Portfolio

	Year Ended October 31, 2010	Year Ended October 31, 2009
Increase in Net Assets From Operations
Net investment income	$10,404,924	$6,648,537
Net realized gain (loss) on investments and foreign currency transactions	109,411,185	(144,092,064)
Net change in unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	300,655,927	632,325,109

Net increase in net assets resulting from operations	420,472,036	494,881,582

Distributions to Shareholders from:
Net investment income	(4,884,029)	(36,974,029)

Total distributions to shareholders	(4,884,029)	(36,974,029)

Transactions in shares of Common Stock
Proceeds from sale of shares	529,347,127	522,043,263
Net Asset Value of shares issued to shareholders upon reinvestment of dividends	4,437,332	30,745,773
Cost of shares redeemed	(428,112,438)	(556,153,126)
Redemption fees	172,841	154,275

Net increase (decrease) in net assets from Fund share transactions	105,844,862	(3,209,815)

Net increase in net assets	521,432,869	454,697,738

Net Assets
At beginning of year	1,540,821,747	1,086,124,009

At end of year	$2,062,254,616	$1,540,821,747

Accumulated undistributed net investment income included in net assets	$8,429,226	$4,594,502

See Notes to Financial Statements

40

Harding Loevner Funds, Inc.

Financial Highlights

	Global Equity Portfolio - Advisor Class
	For the Year Ended Oct. 31, 2010	For the Year Ended Oct. 31, 2009	For the Year Ended Oct. 31, 2008	For the Year Ended Oct. 31, 2007	For the Year Ended Oct. 31, 2006
Per Share Data
Net asset value, beginning of year	$20.27	$15.92	$28.03	$24.04	$20.36

Increase (Decrease) in Net Assets from Operations
Net investment income	0.10	0.06	0.12	0.09	0.08
Net realized and unrealized gain (loss) on investments and foreign currency-related transactions	3.15	4.38	(10.15)	5.78	4.14

Net increase (decrease) from investment operations	3.25	4.44	(10.03)	5.87	4.22

Distributions to Shareholders from:
Net investment income	(0.04)	(0.09)	(0.08)	(0.08)	(0.06)
Net realized gain from investments and foreign currency-related transactions	—	—	(2.00)	(1.80)	(0.48)

Total distributions	(0.04)	(0.09)	(2.08)	(1.88)	(0.54)

Net asset value, end of year	$23.48	$20.27	$15.92	$28.03	$24.04

Total Return	16.07%	28.05%	(38.54)%	26.01%	21.08%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$46,450	$66,810	$26,208	$39,802	$31,106

Net expenses to average net assets	1.17%	1.25%	1.25%	1.25%	1.25%

Net investment income to average net assets	0.31%	0.43%	0.51%	0.34%	0.37%

Decrease reflected in above expense ratios due to expense reductions	0.24%	0.38%	0.20%	0.18%	0.35%

Portfolio turnover rate	35%	31%	38%	16%	27%

See Notes to Financial Statements

41

Harding Loevner Funds, Inc.

Financial Highlights

(continued)

	International Equity Portfolio - Investor Class
	For the Year Ended Oct. 31, 2010	For the Year Ended Oct. 31, 2009	For the Year Ended Oct. 31, 2008	For the Year Ended Oct. 31, 2007	For the Year Ended Oct. 31, 2006
Per Share Data
Net asset value, beginning of year	$12.02	$11.41	$21.66	$18.65	$14.91

Increase (Decrease) in Net Assets from Operations
Net investment income	0.09	0.13	0.13	0.09	0.11 (1)
Net realized and unrealized gain (loss) on investments and foreign currency-related transactions	2.44	2.83	(8.58)	4.32	3.71

Net increase (decrease) from investment operations	2.53	2.96	(8.45)	4.41	3.82

Distributions to Shareholders from:
Net investment income	(0.08)	(0.15)	(0.11)	(0.06)	(0.07)
Net realized gain from investments and foreign currency-related transactions	—	(2.20)	(1.69)	(1.34)	(0.01)

Total distributions	(0.08)	(2.35)	(1.80)	(1.40)	(0.08)

Net asset value, end of year	$14.47	$12.02	$11.41	$21.66	$18.65

Total Return	21.18%	32.48%	(42.46)%	24.95%	25.74%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$116,465	$38,134	$12,122	$16,637	$9,884

Net expenses to average net assets	1.25%	1.25%	1.23%	1.23%	1.25%

Net investment income to average net assets	0.69%	1.03%	0.81%	0.48%	0.61%

Decrease reflected in above expense ratios due to expense reductions	0.07%	0.14%	—%	—%	0.01%

Portfolio turnover rate	33%	22%	18%	19%	35%

(1) Computed using average shares outstanding throughout the year.

See Notes to Financial Statements

42

Harding, Loevner Funds, Inc.

Financial Highlights

(continued)

	International Small Companies Portfolio - Investor Class

	For the Year Ended Oct. 31, 2010	For the Year Ended Oct. 31, 2009	For the Year Ended Oct. 31, 2008	For the Year Ended Oct. 31, 2007(1)
Per Share Data
Net asset value, beginning of year	$8.92	$5.53	$11.67	$10.00

Increase (Decrease) in Net Assets from Operations
Net investment income	0.05	0.06	0.11	0.02
Net realized and unrealized gain (loss) on investments and foreign currency-related transactions	1.90	3.40	(6.15)	1.65

Net increase (decrease) from investment operations	1.95	3.46	(6.04)	1.67

Distributions to Shareholders from:
Net investment income	(0.05)	(0.07)	(0.03)	—
Net realized gain from investments and foreign currency-related transactions	—	—	(0.07)	—

Total distributions	(0.05)	(0.07)	(0.10)	—

Net asset value, end of year	$10.82	$8.92	$5.53	$11.67

Total Return	21.93%	63.47%	(52.17)%	16.70	%(A)

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$13,972	$6,215	$2,776	$5,204

Net expenses to average net assets	1.75%	1.75%	1.75%	1.75	%(B)

Net investment income to average net assets	0.76%	1.04%	1.22%	0.56	%(B)

Decrease reflected in above expense ratios due to expense reductions	1.39%	3.46%	2.47%	8.19	%(B)

Portfolio turnover rate	11%	24%	26%	12	%(A)

(1)  For the period from March 26, 2007 (commencement of operations) through October 31, 2007.

(A) Not Annualized.

(B) Annualized.

See Notes to Financial Statements

43

Harding, Loevner Funds, Inc.

Financial Highlights

(continued)

	Emerging Markets Portfolio

	For the Year Ended Oct. 31, 2010	For the Year Ended Oct. 31, 2009	For the Year Ended Oct. 31, 2008	For the Year Ended Oct. 31, 2007	For the Year Ended Oct. 31, 2006
Per Share Data
Net asset value, beginning of year	$39.64	$27.73	$64.07	$40.67	$30.41

Increase (Decrease) in Net Assets from Operations
Net investment income	0.25	0.26	1.12	0.16	0.22
Net realized and unrealized gain (loss) on investments and foreign currency-related transactions	10.33	12.68	(34.06)	23.26	10.19

Net increase (decrease) from investment operations	10.58	12.94	(32.94)	23.42	10.41

Distributions to Shareholders from:
Net investment income	(0.13)	(1.03)	(0.12)	(0.02)	(0.09)
Net realized gain from investments and foreign currency-related transactions	—	—	(3.28)	—	(0.06)

Total distributions	(0.13)	(1.03)	(3.40)	(0.02)	(0.15)

Net asset value, end of year	$50.09	$39.64	$27.73	$64.07	$40.67

Total Return	26.77%	48.44%	(54.17)%	57.62%	34.29%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$2,062,255	$1,540,822	$1,086,124	$2,562,957	$1,452,468

Net expenses to average net assets	1.58%	1.64%	1.61%	1.60%	1.63%

Net investment income to average net assets	0.60%	0.56%	2.10%	0.36%	0.61%

Portfolio turnover rate	25%	48%	46%	29%	59%

See Notes to Financial Statements

44

Harding, Loevner Funds, Inc.

Notes to Financial Statements

October 31, 2010

1. Organization

Harding, Loevner Funds, Inc. (the “Fund”) was organized as a Maryland corporation on July 31, 1996 and is registered under the Investment Company Act of 1940, as amended, (“1940 Act”), as an open-end diversified management investment company. The Fund currently has six Portfolios all of which were active as of October 31, 2010: Global Equity Portfolio (“Global Equity”); International Equity Portfolio (“International Equity”); Institutional Emerging Markets Portfolio (“Institutional Emerging Markets”); International Small Companies Portfolio (“International Small Companies”); Emerging Markets Portfolio (“Emerging Markets”) and Frontier Emerging Markets Portfolio (“Frontier Emerging Markets”). Information presented in these financial statements pertains to the Advisor Class shares of Global Equity, the Investor Class shares of International Equity, the Investor Class shares of International Small Companies and Emerging Markets (individually, “Portfolio”; collectively, “Portfolios”). Information pertaining to the Institutional Class shares of Global Equity, the Institutional Class shares of International Equity, Institutional Emerging Markets and Frontier Emerging Markets is presented in a separate report. The investment objective of each Portfolio is as follows: Global Equity—to seek long-term capital appreciation through investments in equity securities of companies based both inside and outside the United States; International Equity—to seek long-term capital appreciation through investments in equity securities of companies based outside the United States; International Small Companies—to seek long-term capital appreciation through investments in equity securities of small companies based outside the United States; Emerging Markets—to seek long-term capital appreciation through investments in equity securities of companies based in emerging markets.

International Equity commenced operations on October 31, 1996 after acquiring the net assets of Harding Loevner LP’s AMT Capital Fund, Inc. Global Equity commenced operations on December 1, 1996 following the acquisition of net assets of HLM Global Equity Limited Partnership, a limited partnership, in a tax-free reorganization. Emerging Markets commenced operations on November 9, 1998. Effective August 5, 2005, International Equity launched Investor Class shares and converted existing shareholders to the Institutional Class. Investor Class of International Small Companies commenced operations on March 26, 2007. Effective November 3, 2009, Global Equity Portfolio launched Institutional Class shares and re-designated existing shares as Advisor Class shares.

The Fund is managed by Harding Loevner LP (the “Investment Advisor”).

2. Summary of Significant Accounting Policies

The accounting policies of the Fund are in conformity with accounting principles generally accepted in the United States (“GAAP”) for investment companies. The following is a summary of the Fund’s significant accounting policies:

Indemnifications

Under the Fund’s organizational document, its officers and Board of Directors (“Board”) are indemnified against certain liability arising out of the performance of their duties to the Portfolios. In the normal course of business, the Fund may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Estimates

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Valuation

The Board has adopted procedures (“Procedures”) to govern the valuation of the securities held by each Portfolio of the Fund in accordance with the 1940 Act. The Procedures incorporate principles set forth in relevant pronouncements of the Securities and Exchange Commission (“SEC”) and its staff, including guidance on the obligations of the Portfolios and the Board to determine, in good faith, the fair value of the Portfolios’ securities when market quotations are not readily available.

In determining a Portfolio’s net asset value (“NAV”), each equity security traded on a securities exchange, including the NASDAQ Stock Market, and over-the-counter securities, are first valued at the closing price on the exchange or market designated by the Fund’s accounting agent as the principal exchange (each, a “principal exchange”). The closing price provided by the Fund’s accounting agent for a principal exchange may differ from the price quoted elsewhere and may represent information such as last sales price, an official closing price, a closing auction price or other information, depending on exchange or market convention. Shares of open-end mutual funds are valued at NAV.

45

Harding, Loevner Funds, Inc.

Notes to Financial Statements

October 31, 2010

2. Summary of Significant Accounting Policies (continued)

Since trading in many foreign securities is normally completed before the time at which a Portfolio calculates its NAV, the effect on the value of such securities held by a Portfolio of events that occur between the close of trading in the security and the time at which the Portfolio prices its securities would not be reflected in the Portfolio’s calculation of its NAV if foreign securities were generally valued at their closing prices.

To address this issue, the Board has approved daily fair value pricing of certain foreign equity securities. The fair value pricing utilizes quantitative models developed by an independent pricing service, which may provide an adjustment to the closing prices described above. Use of fair value pricing could cause a Portfolio to value a security higher or lower than its closing market price, which could cause the Portfolio’s NAV per share to differ significantly from that which would have been calculated using closing market prices. The use of fair value pricing is intended to decrease the opportunities for persons to engage in “time zone arbitrage,” i.e. trading intended to take advantage of stale closing prices in foreign markets that could affect the NAV of the Portfolios. Securities priced in this manner are not specifically designated on the Portfolios’ Schedules of Investments as being “fair valued”.

Any securities for which market quotations are not readily available or for which available prices are deemed unreliable are priced by the Investment Advisor at “fair value”, in accordance with the Procedures. Such securities are identified on the Portfolios’ Schedules of Investments as securities valued at “fair value”.

GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Portfolio’s assets or liabilities. This topic defines fair value as the price that the Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability including assumptions about risk. Such risks include the inherent risk in a particular valuation technique which is used to measure fair value. This may include the pricing model and/or the inputs to the pricing model used in the valuation technique. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1	quoted prices in active markets for identical investments
Level 2	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The Portfolios disclose significant transfers between levels based on valuations at the end of each reporting period. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

46

Harding, Loevner Funds, Inc.

Notes to Financial Statements

October 31, 2010

2. Summary of Significant Accounting Policies (continued)

The following is a summary of the inputs used as of October 31, 2010 in valuing the Portfolio’s investments:

Global Equity

ASSET VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks	$91,005,772	$57,373,333	$—	$148,379,105
Rights	—	124,508	—	124,508
Cash Equivalents	2,059,862	—	—	2,059,862

Total Investments	$93,065,634	$57,497,841	$—	$150,563,475

International Equity
ASSET VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks	$134,388,498	$436,020,544	$—	$570,409,042
Preferred Stocks	16,723,903	5,691,213	—	22,415,116
Rights	—	575,524	—	575,524
Cash Equivalents	46,293,164	—	—	46,293,164

Total Investments	$197,405,565	$442,287,281	$—	$639,692,846

International Small Companies
ASSET VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks	$437,650	$13,060,585	$—	$13,498,235
Preferred Stocks	—	183,187	—	183,187
Warrants	3,427	—	—	3,427
Cash Equivalents	245,466	—	—	245,466

Total Investments	$686,543	$13,243,772	$—	$13,930,315

Emerging Markets
ASSET VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks	$755,903,000	$1,162,131,326	$—	$1,918,034,326
Preferred Stocks	53,355,191	38,915,519	—	92,270,710
Participation Notes	—	10,142,863	—	10,142,863
Cash Equivalents	60,985,089	—	—	60,985,089

Total Investments	$870,243,280	$1,211,189,708	$—	$2,081,432,988

47

Harding, Loevner Funds, Inc.

Notes to Financial Statements

October 31, 2010

2. Summary of Significant Accounting Policies (continued)

Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining value:

ASSET VALUATION INPUT
Investments in Securities
	Balance as of October 31, 2009	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of October 31, 2010	Change in Unrealized Appreciation (Depreciation) from Investments Held at October 31, 2010

International Equity
Common Stocks	$2,857,825	$0	($44,295)	$945,543	$2,322,188	($260,059)	$0	($5,821,202)	$0	$0

Securities

All securities transactions are recorded on a trade date basis. Interest income and expenses are recorded on an accrual basis. Dividend income is recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Portfolio is informed of such dividends). The Portfolios accrete discount or amortize premium using the effective interest method on a daily basis as adjustments to interest income and the cost of investments. The Portfolios use the specific identification method for determining realized gains or losses from sales of securities.

Expenses

Expenses directly attributed to a specific Portfolio of the Fund are charged to that Portfolio’s operations; expenses not directly attributable to a specific Portfolio are allocated among all the Portfolios of the Fund either based on their average daily net assets or by other equitable measures. Pursuant to the Fund’s multiple class expense allocation plan, certain expenses are allocated to particular classes of the Portfolios.

Dividends to Shareholders

It is the policy of the Portfolios to declare dividends from net investment income annually. Net short-term and long-term capital gains distributions for the Portfolios, if any, normally are distributed on an annual basis.

Dividends from net investment income and distributions from net realized gains from investment transactions have been determined in accordance with income tax regulations and may differ from net investment income and realized gains recorded by the Portfolios for financial reporting purposes. Differences result primarily from foreign currency transactions and timing differences related to recognition of income, and gains and losses from investment transactions. In general, to the extent that any differences which are permanent in nature result in over distributions to shareholders, the amount of the over distribution is reclassified within the capital accounts based on its federal tax basis treatment and may be reported as return of capital. Temporary differences do not require reclassification.

Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of the Portfolios’ securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at exchange rates prevailing when accrued. The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

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Harding, Loevner Funds, Inc.

Notes to Financial Statements

October 31, 2010

2. Summary of Significant Accounting Policies (continued)

Net realized gains and losses from foreign currency-related transactions arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolios’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on translation of assets and liabilities denominated in foreign currencies arise from changes in the value of assets and liabilities other than investments in securities at the period end, resulting from changes in the exchange rates.

3. Significant Agreements and Transactions with Affiliates

The Board has approved an investment and advisory agreement (the “Agreement”) with the Investment Advisor. The advisory fees are computed daily and paid monthly at an annual rate of 1.00%, 0.75%, 1.25% and 1.25%, respectively, of the average daily net assets of Global Equity, International Equity, International Small Companies and Emerging Markets.

The Investment Advisor has voluntarily agreed to reduce its fee to the extent that aggregate expenses, excluding certain non-operating expenses, exceed an annual rate of 1.25%, 1.25%, and 1.75%, respectively, of the average daily net assets of Advisor Class shares of Global Equity, Investor Class shares of International Equity and Investor Class shares of International Small Companies. For the year ended October 31, 2010, the Investment Advisor voluntarily waived and/or reimbursed $291,938, $52,453 and $127,940 which came from investment advisory fees and other class-specific expenses from Global Equity, International Equity and International Small Companies, respectively.

Effective December 31, 2010, the Investment Advisor contractually agreed to extend the above-mentioned expense limitations until at least December 31, 2011.

The Fund entered into an administration agreement effective June 14, 2010 with The Northern Trust Company (“Northern Trust”), which provides certain accounting, clerical and bookkeeping services, Blue Sky, corporate secretarial services and assistance in the preparation and filing of tax returns and reports to shareholders and the SEC. Prior to June 14, 2010, State Street Bank and Trust Company (“State Street”) served as the Fund’s administrator pursuant to an Administration Agreement dated June 1, 1999, as amended, with the Fund.

As of June 14, 2010, Northern Trust serves as custodian of each Portfolio’s securities and cash, transfer agent, dividend disbursing agent and agent in connection with any accumulation, open-account or similar plans provided to the shareholders of the Portfolios. Prior to June 14, 2010, State Street served in such capacity. The Fund has an agreement with its custodian under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statements of Operations. The Portfolios could have invested a portion of the assets utilized in connection with the expense offset arrangement in other income-producing assets if the Fund had not entered into such an agreement.

As of March 8, 2010, Foreside Compliance Services, LLC serves as chief compliance officer of the Portfolios. Prior to March 8, 2010, State Street served in such capacity. Effective September 8, 2010, the Fund contracted with Foreside Management Services, LLC to obtain the services of a chief financial officer and treasurer. Fees paid to Foreside related to these services amounted to $9,730 for Global Equity, $19,855 for International Equity, $5,474 for International Small Companies and $66,178 for Emerging Markets. These expenses are shown as part of Other fees and expenses on the Statements of Operations.

The Fund, on behalf of the Portfolios, has agreements with various financial intermediaries and “mutual fund supermarkets” under which customers of these intermediaries may purchase and hold Portfolio shares. These intermediaries assess fees in consideration for providing certain distribution, account maintenance, record keeping and transactional services. In recognition of the savings of expenses to the Fund arising from the intermediaries’ assumption of functions that the Fund would otherwise perform, such as providing sub-accounting and related shareholder services, each Portfolio or class is authorized, pursuant to a shareholder services plan, to pay to each intermediary up to 0.15% of its average daily net assets attributable to that intermediary (subject to the voluntary expense cap).

The balance of the intermediaries’ fees, after payments made pursuant to the plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act, if applicable, is paid by the Investment Advisor. Because of voluntary caps on certain Portfolios’ fees and expenses, the Investment Advisor paid a portion of the Portfolios’ share of these fees during the year ended October 31, 2010.

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Harding, Loevner Funds, Inc.

Notes to Financial Statements

October 31, 2010

4. Investment Transactions

Cost of purchases and proceeds from sales of investment securities, other than short-term investments, for the year ended October 31, 2010, were as follows for each Portfolio:

Portfolio	Purchase Cost of Investment Securities	Proceeds from Sales of Investment Securities
Global Equity	$105,647,642	$38,676,226
International Equity	345,387,419	130,356,903
International Small Companies	6,426,970	1,044,875
Emerging Markets	522,488,295	419,970,512

The cost of investments for federal income tax purposes and the components of net unrealized appreciation/ (depreciation) on investments at October 31, 2010, for each of the Portfolios were as follows:

Portfolio	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation	Cost
Global Equity	$28,730,562	$(1,206,374)	$27,524,188	$123,039,287
International Equity	140,974,488	(5,131,322)	135,843,166	503,849,680

International Small Companies	2,430,202	(368,661)	2,061,541	11,868,774
Emerging Markets	692,451,065	(16,005,883)	676,445,182	1,404,987,806

The unrealized appreciation (depreciation) on foreign currency for Global Equity, International Equity, International Small Companies and Emerging Markets was $6,120, $11,181, $(2,832), and $(1,661,790), respectively, for the year ended October 31, 2010.

5. Income Tax

It is the policy of each Portfolio of the Fund to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes therefore, no federal income tax provision is required.

Management has performed an analysis of each Portfolio’s tax positions for the open tax years as of October 31, 2010 and has concluded that no provisions for income tax are required. The Portfolios’ federal tax returns for the prior three fiscal years (open tax years: October 31, 2007; October 31, 2008; October 31, 2009) remain subject to examination by the Portfolios’ major tax jurisdictions, which include the United States and the State of Maryland. Management is not aware of any events that are reasonably possible to occur in the next twelve months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Portfolios. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

During the year ended October 31, 2010, the tax character of distributions paid from ordinary income was $149,354, $2,530,285, $37,613 and $4,884,029, respectively, for Global Equity, International Equity, International Small Companies, and Emerging Markets.

During the year ended October 31, 2009, the tax character of distributions paid from ordinary income was $140,635, $3,260,397, $35,907 and $36,974,029, respectively, for Global Equity, International Equity, International Small Companies, and Emerging Markets. The tax character of distributions paid from long-term capital gains was $38,551,418 for International Equity.

50

Harding, Loevner Funds, Inc.

Notes to Financial Statements

October 31, 2010

5. Income Tax (continued)

As of October 31, 2010, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

Portfolio	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)*	Total Accumulated Earnings/(Deficit)
Global Equity	$288,950	$1,052,136	$-	$27,530,307	$28,871,393
International Equity	2,497,976	-	(2,431,039)	135,872,735	135,939,672

International Small Companies	46,013	-	(575,162)	2,058,709	1,529,560
Emerging M arkets	8,429,223	-	(42,916,385)	674,783,392	640,296,230

* The difference between book basis and tax basis net unrealized appreciation is attributable primarily to the tax deferral of losses on certain sales of securities.

At October 31, 2010, International Small Companies had $64,733 available as capital loss carryforwards which expire in 2016. International Equity, International Small Companies and Emerging Markets had $2,431,039, $250,946 and $42,916,385, respectively, available as capital loss carryforwards which expire in 2017. International Small Companies had $259,484 available as capital loss carryforwards which expire in 2018.

Primarily as a result of differing book/tax treatment of foreign currency transactions and foreign capital gain tax expenses, the Fund made reclassifications among certain capital accounts. The reclassifications have no impact on the net assets of the Portfolio. As of October 31, 2010, the following reclassifications were made to the Statement of Net Assets:

Portfolio	Paid-in Capital	Accumulated Undistributed Net Realized Gain/Loss on Investment & Foreign Currency Related Transactions	Accumulated Undistributed Net Investment Income
Global Equity	$-	$ 132,241	$(132,241)
International Equity	-	725,149	(725,149)

International Small Companies	-	23,581	(23,581)
Emerging Markets	-	1,686,171	(1,686,171)

6. Foreign Exchange Contracts

The Portfolios, on occasion, enter into forward foreign exchange contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings. A forward foreign exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the cost of the original contracts and the closing of such contracts is included in net realized gains or losses on foreign currency-related transactions. Fluctuations in the value of forward foreign exchange contracts are recorded for book purposes as unrealized appreciation or depreciation on assets and liabilities denominated in foreign currencies by the Portfolios. The Portfolios are also exposed to credit risk associated with counterparty nonperformance on these forward foreign exchange contracts which is typically limited to the unrealized gain on each open contract.

The Portfolios enter into foreign currency transactions on the spot markets in order to pay for foreign investment purchases or to convert to dollars the proceeds from foreign investment sales or coupon interest receipts. The Portfolios held no open forward foreign currency exchange contracts on October 31, 2010.

7. Participation Notes

Each Portfolio may invest in participation notes. Participation notes are promissory notes that are designed to offer a return linked to the performance of a particular underlying equity security or market. Participation notes are issued by banks or broker-dealers and allow a Portfolio to gain exposure to common stocks in markets where direct investment may not be allowed. Participation notes are generally traded over-the-counter and are subject to the risk that the broker-dealer or bank that issues them will not fulfill its contractual obligation to complete the transaction with a Portfolio. Participation notes constitute general unsecured contractual obligations of the banks or broker-dealers that issue them, and a Portfolio would be relying on the creditworthiness of such banks or broker-dealers and would have no rights under a participation note against the issuer of the underlying assets. These securities may be more volatile and less liquid than other investments held by the Portfolios.

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Harding, Loevner Funds, Inc.

Notes to Financial Statements

October 31, 2010

8. Capital Share Transactions

Transactions in capital stock for Global Equity—Advisor Class were as follows for the periods indicated:

	Year Ended October 31, 2010		Year Ended October 31, 2009
	Shares	Amount	Shares	Amount
Shares sold	1,334,358	$28,868,395	1,872,104	$29,033,478
Shares issued upon reinvestment of dividends	4,460	93,525	5,005	76,577

	1,338,818	28,961,920	1,877,109	29,110,055
Shares redeemed	(2,656,193)	(55,305,981)	(227,787)	(3,752,668)

Net increase	(1,317,375)	$(26,344,061)	1,649,322	$25,357,387

Transactions in capital stock for Global Equity—Institutional Class were as follows for the periods indicated:

	Period From November 3, 2009 to October 31, 2010
	Shares	Amount
Shares sold	4,706,217	$100,707,733
Shares issued upon reinvestment of dividends	2,387	50,029

	4,708,604	100,757,762
Shares redeemed	(276,004)	(5,887,335)

Net increase	4,432,600	$94,870,427

Transactions in capital stock for International Equity—Investor Class were as follows for the periods indicated:
	Year Ended October 31, 2010		Year Ended October 31, 2009
	Shares	Amount	Shares	Amount
Shares sold	7,028,647	$90,915,148	2,406,941	$24,524,810
Shares issued upon reinvestment of dividends	21,972	275,089	256,261	2,337,103

	7,050,619	91,190,237	2,663,202	26,861,913
Shares redeemed	(2,173,688)	(28,647,976)	(551,993)	(5,664,340)

Net increase	4,876,931	$62,542,261	2,111,209	$21,197,573

Transactions in capital stock for International Equity—Institutional Class were as follows for the periods indicated:
	Year Ended October 31, 2010		Year Ended October 31, 2009
	Shares	Amount	Shares	Amount
Shares sold	19,022,485	$248,771,466	3,607,416	$37,754,041
Shares issued upon reinvestment of dividends	172,753	2,164,593	4,274,140	38,985,473

	19,195,238	250,936,059	7,881,556	76,739,514
Shares redeemed	(6,733,420)	(87,480,052)	(3,062,169)	(29,797,831)

Net increase	12,461,818	$163,456,007	4,819,387	$46,941,683

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Harding, Loevner Funds, Inc.

Notes to Financial Statements

October 31, 2010

8. Capital Share Transactions (continued)

Transactions in capital stock for International Small Companies were as follows for the periods indicated:

	Year Ended October 31, 2010		Year Ended October 31, 2009
	Shares	Amount	Shares	Amount
Shares sold	674,027	$6,382,332	287,938	$1,954,457
Shares issued upon reinvestment of dividends	3,719	34,099	6,686	35,907

	677,746	6,416,431	294,624	1,990,364
Shares redeemed	(84,148)	(774,124)	(100,105)	(687,371)

Net increase	593,598	$5,642,307	194,519	$1,302,993

Transactions in capital stock for Emerging Markets were as follows for the periods indicated:
	Year Ended October 31, 2010		Year Ended October 31, 2009
	Shares	Amount	Shares	Amount
Shares sold	12,042,181	$529,347,127	16,825,424	$522,043,263
Shares issued upon reinvestment of dividends	106,476	4,437,332	1,149,520	30,745,773

	12,148,657	533,784,459	17,974,944	552,789,036
Shares redeemed	(9,846,530)	(428,112,438)	(18,269,280)	(556,153,126)

Net increase	2,302,127	$105,672,021	(294,336)	$(3,364,090)

Redemptions made within 90 days of purchase may be subject to a redemption fee equal to 2% of the amount redeemed. For the year ended October 31, 2010, Advisor Class of Global Equity, Institutional Class of Global Equity, Investor Class of International Equity, Institutional Class of International Equity, International Small Companies Investor Class and Emerging Markets received $2,461, $219,316, $33,275, $41,527, $267 and $172,841, respectively, in redemption fees related to transactions in shares of common stock as disclosed in the Portfolios’ Statements of Changes in Net Assets.

9. Concentration of Ownership

At October 31, 2010, the percentage of total shares outstanding held by record shareholders each owning 10% or greater of the aggregate total shares outstanding for each Portfolio or for the share classes listed of each Portfolio was as follows:

	No. of Shareholders	% Ownership
Global Equity	4	78.29	% *
International Equity	3	59.72	% *
International Small Companies	2	53.83	% *
Emerging Markets	2	68.67	% *

*Represents omnibus position of broker-dealer representing numerous shareholder accounts.

Investment activities of these shareholders may have a material effect on the Portfolios.

10. Concentration of Risk

Investing in securities of foreign issuers and currency transactions may involve certain considerations and risks not typically associated with investments in U.S. issuers. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region, which could cause the securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. These risks are greater with respect to securities of issuers located in emerging market countries in which the Portfolios are authorized to invest.

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Harding, Loevner Funds, Inc.

Notes to Financial Statements

October 31, 2010

11. Line of Credit

The Fund entered into a $50 million line of credit agreement effective June 14, 2010 with Northern Trust. Borrowings would be made solely to facilitate the handling of redemptions or unusual or unanticipated short-term cash requirements. Because several Portfolios participated there was no assurance that an individual Portfolio would have access to the entire $50 million at any particular time. Interest is charged to each Portfolio based on its borrowings at an amount above the Federal Funds rate. In addition, a facility fee is computed at an annual rate of 0.10% on the line of credit and was allocated among the Portfolios. From June 14, 2010 through October 31, 2010 none of the Portfolios’ utilized the line of credit.

Prior to June 14, 2010, the Fund participated in a $50 million line of credit agreement with State Street Bank and Trust. Borrowings would be made solely to facilitate the handling of redemptions or unusual or unanticipated short-term cash requirements. Because several Portfolios participated there is no assurance that an individual Portfolio will have access to the entire $50 million at any particular time. Borrowings for International Equity and Global Equity were limited to the lesser of the remaining available credit or 25% of net assets. Borrowings for Emerging Markets and International Small Companies were limited to the lesser of the remaining available credit or 15% of net assets. Interest was charged to each Portfolio based on its borrowings at an agreed upon contractual rate. In addition, a commitment fee was computed at an annual rate of 0.10% on the line of credit that was allocated among the Portfolios. During the period ended October 31, 2010, International Equity had borrowings on one day with a maximum balance of $2,365,583 at an average weighted interest rate of 1.48% and International Small Companies had borrowings on five days with a maximum balance of $33,364, at an average weighted interest rate of 1.43%.

12. Recently Issued Accounting Pronouncements

On January 21, 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2010-06, Improving Disclosures about Fair Value Measurements (“ASU 2010-06”). ASU 2010-06 amends Accounting Standards Codification 820 (“ASC 820”), Fair Value Measurements and Disclosures (formerly FASB Statement No. 157). Specifically, ASU 2010-06 requires entities to disclose a) the amounts of significant transfers between Level 1 and Level 2 of the fair value hierarchy and the reasons for these transfers, b) the reasons for any transfers in or out of Level 3 and c) information in the reconciliation of recurring Level 3 measurements about purchases, sales, issuances and settlements on a gross basis. In addition, ASU 2010-06 clarifies the requirement for entities to disclose information about both the valuation techniques and inputs used in estimating Level 2 and Level 3 fair value measurements. Except for the requirement to disclose information about purchases, sales, issuances and settlements in the reconciliation of recurring Level 3 measurements on a gross basis, all ASU 2010-06 disclosure requirements are effective for financial statements issued for interim and annual reporting periods beginning after December 15, 2009. The requirement to separately disclose purchases, sales, issuances and settlements of recurring Level 3 measurements is effective for financial statements issued for interim and annual reporting periods beginning after December 15, 2010. At this time, management is evaluating the implications of ASU 2010-06 and the impact it will have to the Portfolios’ financial statement disclosures.

13. Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact, for purposes of recognition or disclosure in the financial statements, through the date the report was issued.

54

Harding, Loevner Funds, Inc.

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholders

Harding, Loevner Funds, Inc.

We have audited the accompanying statements of net assets of the Harding, Loevner Funds, Inc. (comprising, the Emerging Markets Portfolio, Global Equity Portfolio, International Equity Portfolio, and International Small Companies Portfolio), (collectively the “Portfolios”) as of October 31, 2010, and the related statements of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2010, by correspondence with the custodian and brokers or other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned Portfolios of the Harding, Loevner Funds, Inc. as of October 31, 2010, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania

December 17, 2010

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Harding, Loevner Funds, Inc.

Supplemental Tax Information

(unaudited)

During the year ended October 31, 2010, none of the Portfolios designated a percentage of distributions from net investment income as qualifying for the dividend received deduction for corporations.

International Equity, International Small Companies, and Emerging Markets paid qualifying foreign taxes of $571,310, $22,415, and $3,730,333, and earned $4,005,407, $96,895, and $14,117,328 from foreign source income during the year ended October 31, 2010, respectively. Pursuant to Section 853 of the Internal Revenue Code, International Equity, International Small Companies, and Emerging Markets designated $0.0952, $0.0751, and $0.3429 per share as income earned from foreign sources for the year ended October 31, 2010, respectively.

Global Equity, International Equity, International Small Companies, and Emerging Markets had qualifying dividend income of $1,409,148, $6,289,182, $179,751, and $23,512,441 respectively during the year ended October 31, 2010.

Pursuant to Section 852 of the Internal Revenue Code, Global Equity designated $1,052,136 as long term capital gain dividends for the year ended October 31, 2010.

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Harding, Loevner Funds, Inc.

Directors and Principal Officers of the Fund

Disinterested Directors:

Name, Address and Age	Position with the Fund	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen By Director	Other Directorships
William E. Chapman, II c/o Harding Loevner LP 50 Division Street Fourth Floor Somerville, NJ 08876 Age, 69	Director	Indefinite; Director since 2008; Chairperson of the Audit Committee since 2009	President and Owner, Longboat Retirement Planning Solutions (1998- present); Trustee of Bowdoin College (2002- present); Hewitt Associates, LLC (part time) (provider of retirement and investment education seminars) (2000 -2009)	6	Trustee of Third Avenue Trust (5 portfolios); Trustee of Third Avenue Variable Trust (1 portfolio); Trustee of Aston Funds (26 Portfolios); Trustee of The Managers Funds, Managers AMG Funds, Managers Trust I and Managers Trust II (33 portfolios)
R. Kelly Doherty c/o Harding Loevner LP 50 Division Street Fourth Floor Somerville, NJ 08876 Age, 52	Director	Indefinite; Director since 2004	Cayman Partners (private investment vehicles), Managing Partner, 1999 –present.	6	Morristown Memorial Hospital; The Peck School

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Harding, Loevner Funds, Inc.

Directors and Principal Officers of the Fund

Name, Address and Age	Position with the Fund	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen By Director	Other Directorships
Charles Freeman c/o Harding Loevner LP 50 Division Street Fourth Floor Somerville, NJ 08876 Age, 46	Director	Indefinite; Director since 2008	Center for Strategic and International Studies, Freeman Chair in China Studies, 2007 – present; China Alliance (legal and government relations group), Managing Director, 2005 – 2007; Assistant U.S. Trade Representative, prior to 2005.	6	National Committee for U.S. – China Relations
Jane A. Freeman c/o Harding Loevner LP 50 Division Street Fourth Floor Somerville, NJ 08876 Age, 57	Director	Indefinite; Director since 1996; Chairperson of the Audit Committee 2005-2008 and Lead Independent Director since 2008	Scientific Learning Corporation (Education Software), Executive Vice President and Chief Financial Officer, 1/00 – 2008; Treasurer and Vice President, Finance & Business Development, 1999 – 2000.	6	Taproot Foundation (Non-Profit), Director, 2010-present
Samuel R. Karetsky c/o Harding Loevner LP 50 Division Street Fourth Floor Somerville, NJ 08876 Age, 65	Director	Indefinite; Director since 1998; member of the audit committee since 1998	The Karetsky Group LLC (Advisory Firm), Managing Member, 2003 -present; Wetherby Asset Management, Wealth Manager, 2004 – present; European Investors Inc., Managing Director, 1998 – 2002.	6	None

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Harding, Loevner Funds, Inc.

Directors and Principal Officers of the Fund

Name, Address and Age	Position with the Fund	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen By Director	Other Directorships
Eric Rakowski c/o Harding Loevner LP 50 Division Street Fourth Floor Somerville, NJ 08876 Age, 52	Director	Indefinite; Director since 2008	University of California at Berkeley School of Law, Professor, 1990 –present.	6

Trustee of Third Avenue Trust (5 portfolios); Trustee of Third Avenue Variable Trust (1 portfolio); Trustee of The Managers Funds, Managers AMG Funds, Managers Trust I and Managers Trust II (33 portfolios)

Interested Director:
David R. Loevner Harding Loevner LP 50 Division Street, Fourth Floor Somerville, NJ 08876 Age, 56	Director, President and Chairman of the Board of Directors	Indefinite; Director, President and Chairman of Tennant the Board since 1996	Harding Loevner LP, President and Chief Executive Officer 1989 –present; Parks Corporation (real estate), President, 2001 - present.	6	Director, Harding, Loevner Funds, plc (4 portfolios)
Jennifer M. Borggaard Affiliated Managers Group, Inc. 600 Hale Street Prides Crossing, MA 01965 Age, 41	Director	Indefinite; Director since 2008	Affiliated Managers Group, Inc. (“AMG”) (asset management firm), Senior Vice President, 2007 – present, Vice President, 2004 – 2007, Director and Senior Counsel, 2001 – 2004.	6	Beautel, Goodman & Company LTD; Genesis Asset Managers, LLP- Member of the Governing Board; Montrusco Bolton Investments Inc.; Arrow Bidco Ltd.

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Harding, Loevner Funds, Inc.

Directors and Principal Officers of the Fund

Principal Officers of the Fund

Name, Address and Age	Position with the Fund	Term of Office and Length of Time Served[w]	Principal Occupation During Past Five Years
Richard Reiter Harding Loevner LP 50 Division Street, Fourth Floor Somerville, NJ 08876 Age, 44	Vice President	1 year; Vice President since 2007	Harding Loevner LP, Chief Operating Officer, 1996 – present.
Susan Mosher Foreside Compliance Services, LLC Three Canal Plaza, Suite 100 Portland, ME 04101 Age, 55	Chief Compliance Officer of the Funds	1 year; Chief Compliance Officer since 2010

Foreside Alternative Investment Services, LLC, President, 2009 - present; Coast Asset Management, LLC, Chief Compliance Officer, 2007 - 2009; Investors Bank & Trust Company, Senior Director and Chief Counsel/Director, 1995 - 2007.

Charles S. Todd Foreside Management Services, LLC Three Canal Plaza, Suite 100 Portland, ME 04101 Age, 39	Chief Financial Officer and Treasurer	1 year; Chief Financial Officer and Treasurer since 2010

Foreside Management Services, LLC, Director/Treasurer and Principal Financial Officer, 2008 – Present; JPMorgan Investor Services Co., Vice President within the Fund Administration Department, formerly serving as Assistant Vice President, 2000 –2008.

Patrick Keniston Foreside Compliance Services, LLC Three Canal Plaza, Suite 100 Portland, ME 04101 Age, 46	Anti-Money Laundering Compliance Officer	1 year; Anti-Money Laundering Compliance Officer since 2010	Foreside Compliance Services, LLC, Director, 2008 - present; Citi Fund Services Ohio, Inc., Vice President, 2005 - 2008; Citigroup Global Transaction Services, Attorney, 2001 - 2005.
Thomas A. Dula The Northern Trust Company 50 South LaSalle Street Chicago, IL 60603 Age, 36	Assistant Treasurer	1 year; Assistant Treasurer since 2010	The Northern Trust Company, Vice President and Client Service Delivery Manager, 2010 - present, Relationship Manager, 2009 - 2010, and Institutional Trust Account Administrator, 2004 - 2009.

w Officers are elected to hold such office until their successor is elected and qualified to carry out the duties and responsibilities of their office, or until he or she resigns or is removed from office.

The Fund’s Statement of Additional Information contains additional information about the Directors of the Fund and is available, without charge, upon request, by calling 1-877-435-8105.

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Harding, Loevner Funds, Inc.

Directors and Principal Officers of the Fund

Name, Address and Age	Position with the Fund	Term of Office and Length of Time Served[w]	Principal Occupation During Past Five Years
Owen T. Meacham The Northern Trust Company 50 South LaSalle Street Chicago, IL 60603 Age, 39	Secretary	1 year; Secretary since 2010	The Northern Trust Company, Vice President and Senior Regulatory Administration Attorney, 2007 - present; ABN AMRO Asset Management, Product Strategy and Development Manager, 2005 - 2007.
Puran Dulani Harding Loevner LP 50 Division Street, Fourth Floor Somerville, NJ 08876 Age, 52	Assistant Treasurer	1 year; Assistant Treasurer since 2010; Treasurer and Chief Financial Officer from 2007 to 2010	Harding Loevner LP, Chief of Operations and Accounting, 2002 – present.
Lori M. Renzulli Harding Loevner LP 50 Division Street Fourth Floor Somerville, NJ 08876 Age, 44	Assistant Secretary	1 year, Assistant Secretary since 2008

Harding Loevner LP, Chief Counsel and Chief Compliance Officer, 2006 - present; MetLife, Director, Corporate Ethics and Compliance, 2006; CitiStreet Retirement Services, Vice President and Counsel, 1989 - 2005.

Shanna Palmersheim The Northern Trust Company 50 South LaSalle Street Chicago, IL 60603 Age, 33	Assistant Secretary	1 year; Assistant Secretary since 2010	The Northern Trust Company, Second Vice President and Regulatory Administration Attorney, 2008 – Present; Peregrine Financial Group, Associate Counsel, 2007 – 2008; Harley-Davidson Financial Services, Senior Treasury Analyst, 2005 – 2007; Paul McAndrew Law Firm, Law Clerk, 2004 – 2005; State Street Corporation, Senior Accountant, 1999 – 2002.

61

Harding, Loevner Funds, Inc.

Supplemental Information

(unaudited)

Quarterly Form N-Q Portfolio Schedule

Each Portfolio will file its complete schedule of investments with the SEC on Form N-Q at the end of the first and third fiscal quarters within 60 days of the end of the quarter to which it relates. The Portfolios’ Form N-Q will be available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room whose telephone number is 1-800-SEC-0330. Additionally, they are available upon request by calling 1-877-435-8105.

Proxy Voting Record

The Fund’s proxy voting record relating to the Portfolios’ securities during the most recent 12-month period ended June 30 is available on the Fund’s website at www.hardingloevnerfunds.com and on the SEC’s website at www.sec.gov, on Form N-PX.

Proxy Voting Policies and Procedures

A description of the Fund proxy voting policies and procedures are located in the Statement of Additional Information and is available without charge, upon request, by calling 1-877-435-8105 or on the SEC’s website at www.sec.gov.

Additional Information

The Adviser updates Fact Sheets for the Portfolios each calendar quarter, which are posted to the Fund’s website - www.hardingloevnerfunds.com. This information, along with the Adviser’s commentaries on its various strategies, is available without charge, upon request, by calling 1-877-435-8105.

62

Harding, Loevner Funds, Inc.

Officers & Directors and Other Pertinent Information

OFFICERS AND DIRECTORS

David R. Loevner

Director, President and Chairman of the Board of the Funds

Jane A. Freeman

Director of the Funds

Jennifer M. Borggaard

Director of the Funds

William E. Chapman II

Director of the Funds

R. Kelly Doherty

Director of the Funds

Charles Freeman

Director of the Funds

Samuel R. Karetsky

Director of the Funds

Eric Rakowski

Director of the Funds

Charles S. Todd

Chief Financial Officer and Treasurer of the Funds

Susan Mosher

Chief Compliance Officer of the Funds

Richard Reiter

Vice President of the Funds

Owen T. Meacham

Secretary of the Funds

Patrick Kenniston

Anti-Money Laundering Compliance Officer of the Funds

Thomas A. Dula

Assistant Treasurer of the Funds

Puran Dulani

Assistant Treasurer of the Funds

Shanna Palmersheim

Assistant Secretary of the Funds

Lori Renzulli

Assistant Secretary of the Funds

63

Harding, Loevner Funds, Inc.

Investment Advisor

Distributor

Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202-5210

Administrator, Custodian, Fund Accountant, Transfer Agent and Dividend Disbursing Agent

Harding, Loevner Funds, Inc.
c/o Northern Trust
Attn: Funds Center C5S
801 South Canal Street
Chicago, IL 60607

Independent Registered Accounting Firm

KPMG LLP
1601 Market Street
Philadelphia, PA 19103-2499

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036-6797

This report is intended for shareholders of Harding, Loevner Funds, Inc. It may not be used as sales literature unless preceded or accompanied by the current Prospectus, which gives details about charges, expenses, investment objectives, risks and policies of the Portfolios.

Fundamental. Thinking. Worldwide.

(877) 435-8105
www.HardingLoevnerFunds.com

Item 2. Code of Ethics.

As of October 31, 2010, the Registrant has adopted a code of ethics that applies to the Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer. For the fiscal year ended October 31, 2010, the Code of Ethics was amended to make certain administrative changes. A copy of its code of ethics is filed with this Form N-CSR under Item 12(a)(1).

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Directors has determined that the following members of the Audit Committee are audit committee financial experts and independent: William Chapman and Jane Freeman.

Item 4. Principal Accountant Fees and Services.

(a) AUDIT FEES: The aggregate fees billed for each of the last two fiscal years for professional services rendered by KPMG LLP for the audit of the registrant annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $140,070 in 2010 and $128,225 in 2009.

(b) AUDIT-RELATED FEES: The aggregate fees billed in each of the last two fiscal years for assurance and related services by KPMG LLP that are reasonably related to the performance of the audit of the registrant financial statements and are not reported under paragraph (a) of this Item are NONE.

(c) TAX FEES: The aggregate fees billed in each of the last two fiscal years for professional services rendered by KPMG LLP for the review of domestic tax returns was $39,000 in 2010 and $38,100 in 2009.

(d) ALL OTHER FEES: The aggregate fees billed in each of the last two fiscal years for products and services provided by KPMG LLP, other than the services reported in paragraphs (a) through (c) of this Item are NONE.

(e)(1) Disclose the audit committee pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

A copy of the Audit Committee’s Pre-Approval Policies and Procedures is filed with this Form N-CSR under Item 12(c).

(e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) Not applicable

(c) 100%

(d) Not applicable

(f) Not applicable.

(g) Not applicable.

(h) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this report on Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective as of a date within 90 days prior to the filing date of this report, based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics for Senior Officers Pursuant to the Sarbanes-Oxley Act of 2002 is attached.

(a)(2) Section 302 Certifications are attached.

(b) Section 906 Certifications are attached.

(c) Audit Committee Pre-Approval Policies and Procedures are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Harding, Loevner Funds, Inc.

By	/s/ David R. Loevner
David R. Loevner, President

Date: January 10, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David R. Loevner
David R. Loevner, President

Date: January 10, 2011

By	/s/ Charles S. Todd
Charles S. Todd, Treasurer and Chief Financial Officer

Date: January 10, 2011